UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07076

                           WILSHIRE MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                    --------

                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-451-3051

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS



Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)



   SHARES                                                 VALUE
   ------                                                 ------
COMMON STOCK -- 98.6%
CONSUMER DISCRETIONARY -- 12.1%
     5,100 Abercrombie & Fitch Co., Class A .......  $      167,688
    17,000 Amazon.com, Inc. + .....................       1,587,120
    14,830 American Eagle Outfitters, Inc .........         250,034
    27,700 Apollo Group, Inc., Class A + ..........       2,040,659
     1,200 AutoNation, Inc. + .....................          21,696
    11,200 Barnes & Noble, Inc ....................         248,864
     7,300 Bed Bath & Beyond, Inc. + ..............         274,042
     6,489 Best Buy Co., Inc ......................         243,467
     6,600 Big Lots, Inc. + .......................         165,132
     2,900 BorgWarner, Inc ........................          87,754
     2,000 Brinker International, Inc .............          31,460
     1,600 Career Education Corp. + ...............          39,008
    10,100 Carmax, Inc. + .........................         211,090
    10,100 Clear Channel Outdoor Holdings, Inc.,
           Class A + ..............................          70,700
     5,500 Coach, Inc .............................         181,060
    29,775 Dick's Sporting Goods, Inc. + ..........         666,960
    62,240 DIRECTV Group, Inc. (The) + ............       1,716,579
    13,800 Dollar Tree, Inc. + ....................         671,784
    17,950 Family Dollar Stores, Inc ..............         473,880
     6,100 Federal Mogul Corp. + ..................          73,627
    24,400 Foot Locker, Inc .......................         291,580
     8,600 Ford Motor Co. + .......................          62,006
     1,500 GameStop Corp., Class A + ..............          39,705
    35,500 Gannett Co., Inc .......................         444,105
    17,100 Gap, Inc. (The) ........................         365,940
       800 Garmin, Ltd ............................          30,192
     6,400 Goodyear Tire & Rubber Co. (The) + .....         108,992
    11,525 International Game Technology ..........         247,557
     3,300 KB Home ................................          54,813
    14,410 Kohl's Corp. + .........................         822,090
    20,800 Leggett & Platt, Inc ...................         403,520
    14,800 Lennar Corp., Class A ..................         210,900
    10,100 Liberty Global, Inc., Class A + ........         227,957
     5,000 Liberty Media Corp. - Entertainment,
           Ser A + ................................         155,550
    68,220 Lowe's Cos., Inc .......................       1,428,527
     4,700 Ltd. Brands, Inc .......................          79,853
     7,405 Marriott International, Inc., Class A ..         204,304
    31,318 McDonald's Corp ........................       1,787,318
     1,800 MDC Holdings, Inc ......................          62,532
     3,400 Morningstar, Inc. + ....................         165,104
     1,700 News Corp., Class A ....................          20,383
     4,440 NIKE, Inc., Class B ....................         287,268
     3,300 Nordstrom, Inc .........................         100,782
    16,000 Office Depot, Inc. + ...................         105,920
    11,500 Omnicom Group, Inc .....................         424,810
     2,100 O'Reilly Automotive, Inc. + ............          75,894
    17,300 Penske Auto Group, Inc .................         331,814
     3,300 PetSmart, Inc ..........................          71,775
     2,800 priceline.com, Inc. + ..................         464,296
    10,822 Pulte Homes, Inc .......................         118,934
     8,400 RadioShack Corp ........................         139,188
    13,500 Ross Stores, Inc .......................         644,895
     8,200 Signet Jewelers, Ltd. + ................         215,906
       217 Strayer Education, Inc .................          47,236
    40,270 Target Corp ............................       1,879,804
       800 Thor Industries, Inc ...................          24,760
    32,881 TJX Cos., Inc ..........................       1,221,529
     8,400 TRW Automotive Holdings Corp. + ........         140,700
    14,366 Urban Outfitters, Inc. + ...............         433,422
     8,695 Walt Disney Co. (The) ..................         238,765
    38,500 Wendy's/Arby's Group, Inc., Class A ....         182,105



   SHARES                                                 VALUE
   ------                                                 ------
CONSUMER DISCRETIONARY -- 12.1% (CONTINUED)
    31,200 Williams-Sonoma, Inc ...................  $      631,176
     2,700 Wyndham Worldwide Corp .................          44,064
     3,600 Wynn Resorts, Ltd. + ...................         255,204
    16,315 Yum! Brands, Inc .......................         550,795
                                                     --------------
                                                         25,066,574
                                                     --------------
CONSUMER STAPLES -- 11.9%
    53,972 Altria Group, Inc ......................         961,242
    20,450 Archer-Daniels-Midland Co ..............         597,549
    28,458 Avon Products, Inc .....................         966,433
    13,700 BJ's Wholesale Club, Inc. + ............         496,214
       600 Bunge, Ltd .............................          37,566
    15,705 Campbell Soup Co .......................         512,297
    40,913 Coca-Cola Co. (The) ....................       2,197,028
     8,000 Coca-Cola Enterprises, Inc .............         171,280
     5,450 Colgate-Palmolive Co ...................         415,726
    17,350 Costco Wholesale Corp ..................         979,581
    89,165 CVS/Caremark Corp ......................       3,186,757
     8,100 Dean Foods Co. + .......................         144,099
    19,378 General Mills, Inc .....................       1,247,556
     3,700 Hansen Natural Corp. + .................         135,938
     5,500 Herbalife, Ltd .........................         180,070
     1,000 Kroger Co. (The) .......................          20,640
     4,074 Lorillard, Inc .........................         302,698
    11,600 Mead Johnson Nutrition Co., Class A ....         523,276
    45,226 PepsiCo, Inc ...........................       2,652,957
    55,922 Philip Morris International, Inc .......       2,725,638
    14,200 Procter & Gamble Co ....................         822,464
   121,800 Rite Aid Corp. + .......................         199,752
     3,100 Smithfield Foods, Inc. + ...............          42,780
     8,700 SYSCO Corp .............................         216,195
    20,200 Tyson Foods, Inc., Class A .............         255,126
    19,331 Walgreen Co ............................         724,333
    80,847 Wal-Mart Stores, Inc ...................       3,968,779
                                                     --------------
                                                         24,683,974
                                                     --------------
ENERGY -- 4.3%
     6,900 Anadarko Petroleum Corp ................         432,837
     7,663 Cameron International Corp. + ..........         289,815
     1,200 ConocoPhillips .........................          54,192
     3,717 Denbury Resources, Inc. + ..............          56,238
     3,570 Devon Energy Corp ......................         240,368
     3,600 Exterran Holdings, Inc. + ..............          85,464
    34,418 Exxon Mobil Corp .......................       2,361,419
     2,617 Hess Corp ..............................         139,905
     6,400 Marathon Oil Corp ......................         204,160
     1,000 Murphy Oil Corp ........................          57,570
     6,430 National Oilwell Varco, Inc. + .........         277,326
     1,374 Noble Energy, Inc ......................          90,629
    12,575 Occidental Petroleum Corp ..............         985,880
    11,320 Petroleo Brasileiro SA ADR .............         519,588
    45,084 Schlumberger, Ltd ......................       2,687,006
     2,805 Transocean, Ltd. + .....................         239,912
     2,400 Valero Energy Corp .....................          46,536
                                                     --------------
                                                          8,768,845
                                                     --------------
FINANCIALS -- 5.3%
     8,150 Aflac, Inc                                       348,331
     1,500 American Financial Group, Inc ..........          38,250
    10,405 Barclays PLC ADR .......................         245,974
     2,725 BlackRock, Inc., Class A ...............         590,835
     2,200 Brown & Brown, Inc .....................          42,152
   101,035 Charles Schwab Corp. (The) .............       1,934,820
    14,400 CIT Group, Inc .........................          17,424
     3,000 CME Group, Inc., Class A ...............         924,570
     3,100 Comerica, Inc ..........................          91,977
     5,380 Credit Suisse Group AG ADR .............         299,397

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)



   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 5.3% (CONTINUED)
     8,100 Equity Residential .....................  $      248,670
    15,295 Goldman Sachs Group, Inc. (The) ........       2,819,633
     5,220 HSBC Holdings PLC ADR ..................         299,367
     3,500 IntercontinentalExchange, Inc. + .......         340,165
    16,305 Janus Capital Group, Inc ...............         231,205
     4,900 Jefferies Group, Inc ...................         133,427
    10,300 JPMorgan Chase & Co ....................         451,346
     5,300 Lincoln National Corp ..................         137,323
    14,000 MSCI, Inc., Class A + ..................         414,680
    10,250 NASDAQ OMX Group, Inc. + ...............         215,763
     9,500 New York Community Bancorp, Inc ........         108,490
     4,210 Prudential Financial, Inc ..............         210,121
     5,100 SLM Corp. + ............................          44,472
    34,841 TD Ameritrade Holding Corp. + ..........         683,580
     5,600 Waddell & Reed Financial, Inc.,
           Class A . ..............................         159,320
                                                     --------------
                                                         11,031,292
                                                     --------------
HEALTH CARE -- 18.0%
    39,197 Abbott Laboratories ....................       1,939,076
     6,780 Alcon, Inc .............................         940,183
    29,500 Allergan, Inc ..........................       1,674,420
    48,400 AmerisourceBergen Corp., Class A .......       1,083,192
    17,052 Amgen, Inc. + ..........................       1,027,042
    27,500 athenahealth, Inc. + ...................       1,055,175
    17,439 Baxter International, Inc ..............         994,197
     5,318 Becton Dickinson and Co ................         370,930
     7,591 Biogen Idec, Inc. + ....................         383,497
    26,600 Bristol-Myers Squibb Co ................         599,032
     3,785 C.R. Bard, Inc .........................         297,539
    55,169 Celgene Corp. + ........................       3,083,947
    12,650 Cephalon, Inc. + .......................         736,736
     4,200 Charles River Laboratories
           International, Inc. + ..................         155,316
    16,000 Cigna Corp .............................         449,440
     5,985 Covidien PLC ...........................         258,911
       700 Dendreon Corp. + .......................          19,593
     9,898 DENTSPLY International, Inc ............         341,877
    10,500 Eli Lilly & Co .........................         346,815
     8,300 Express Scripts, Inc., Class A + .......         643,914
     9,453 Forest Laboratories, Inc. + ............         278,296
     7,191 Genzyme Corp. + ........................         407,946
    85,326 Gilead Sciences, Inc. + ................       3,974,485
     2,600 Hill-Rom Holdings, Inc .................          56,628
       300 Humana, Inc. + .........................          11,190
     7,914 Idexx Laboratories, Inc. + .............         395,700
     7,300 Illumina, Inc. + .......................         310,250
     7,108 Intuitive Surgical, Inc. + .............       1,864,073
    24,678 Johnson & Johnson ......................       1,502,643
     8,057 Laboratory Corp. of America Holdings +.          529,345
     5,930 McKesson Corp ..........................         353,132
     5,415 Medco Health Solutions, Inc. + .........         299,504
    16,701 Mednax, Inc. + .........................         917,219
    33,374 Medtronic, Inc .........................       1,228,163
    14,557 Merck & Co., Inc .......................         460,438
    26,600 Mylan, Inc. + ..........................         425,866
    12,300 Myriad Genetics, Inc. + ................         337,020
     7,800 Novo Nordisk ADR .......................         491,010
     3,813 Patterson Cos., Inc. + .................         103,904
    43,304 Pfizer, Inc ............................         716,681
     7,750 Quest Diagnostics, Inc .................         404,472
     5,533 Resmed, Inc. + .........................         250,092
     4,500 Schering-Plough Corp ...................         127,125
     2,536 St. Jude Medical, Inc. + ...............          98,929
     4,025 Stryker Corp ...........................         182,856
     3,100 Techne Corp ............................         193,905
    51,275 Teva Pharmaceutical Industries, Ltd. ADR       2,592,464



   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 18.0% (CONTINUED)
    24,410 Thermo Fisher Scientific, Inc. + .......  $    1,065,985
     9,800 Valeant Pharmaceuticals International +          274,988
     6,030 Varian Medical Systems, Inc. + .........         254,044
     1,400 Vertex Pharmaceuticals, Inc. + .........          53,060
     3,500 Warner Chilcott PLC, Class A + .........          75,670
     8,800 Watson Pharmaceuticals, Inc. + .........         322,432
     1,300 WellPoint, Inc. + ......................          61,568
     5,642 Zimmer Holdings, Inc. + ................         301,565
                                                     --------------
                                                          37,323,480
                                                     --------------
INDUSTRIALS -- 7.0%
     9,001 3M Co ..................................         664,274
       800 Alexander & Baldwin, Inc ...............          25,672
    27,900 BE Aerospace, Inc. + ...................         561,906
     8,449 Boeing Co ..............................         457,513
     2,308 Brink's Co. (The) ......................          62,108
    15,300 Caterpillar, Inc .......................         785,349
     7,510 Chicago Bridge & Iron Co. NV ...........         140,287
    39,100 Continental Airlines, Inc., Class B + ..         642,804
     4,700 Crane Co ...............................         121,307
     8,755 CSX Corp ...............................         366,484
    16,895 Cummins, Inc ...........................         757,065
     9,650 Danaher Corp ...........................         649,638
    37,760 Delta Air Lines, Inc. + ................         338,330
    22,000 Expeditors International of Washington,
           Inc ....................................         773,300
    11,100 Fastenal Co ............................         429,570
     6,400 FedEx Corp .............................         481,408
       600 First Solar, Inc. + ....................          91,716
     2,100 Flowserve Corp .........................         206,934
    10,050 Fluor Corp .............................         511,043
     8,250 General Dynamics Corp ..................         532,950
    58,915 General Electric Co ....................         967,384
     3,139 Hubbell, Inc., Class B .................         131,838
     3,864 Illinois Tool Works, Inc ...............         165,031
     3,181 ITT Corp ...............................         165,889
    11,894 Jacobs Engineering Group, Inc. + .......         546,529
     2,870 Joy Global, Inc ........................         140,458
     6,358 L-3 Communications Holdings, Inc.,
           Class 3 ................................         510,675
     1,372 Manitowoc Co., Inc. (The) ..............          12,993
     5,575 McDermott International, Inc. + ........         140,880
     7,065 Monster Worldwide, Inc. + ..............         123,496
     2,575 Parker Hannifin Corp ...................         133,488
     6,300 Robert Half International, Inc .........         157,626
     4,535 Rockwell Automation, Inc ...............         193,191
     2,200 Ryder System, Inc ......................          85,932
       800 Shaw Group, Inc. (The) + ...............          25,672
     6,365 Terex Corp. + ..........................         131,947
     6,610 Textron, Inc ...........................         125,458
    22,000 Union Pacific Corp .....................       1,283,700
     9,129 United Technologies Corp ...............         556,230
     5,400 UTi Worldwide, Inc .....................          78,192
     7,000 WESCO International, Inc. + ............         201,600
                                                     --------------
                                                         14,477,867
                                                     --------------
INFORMATION TECHNOLOGY -- 33.1%
   129,200 Activision Blizzard, Inc. + ............       1,600,788
    16,363 Adobe Systems, Inc. + ..................         540,634
     7,100 Advanced Micro Devices, Inc. + .........          40,186
     3,799 Altera Corp ............................          77,917
    15,980 Amphenol Corp., Class A ................         602,127
     6,385 Analog Devices, Inc ....................         176,098
     5,610 ANSYS, Inc. + ..........................         210,207
    43,317 Apple, Inc. + ..........................       8,029,672
     4,465 ASML Holding NV, Class G ...............         132,030

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 33.1% (CONTINUED)
     9,700 Autodesk, Inc. + .......................  $      230,860
     3,679 BMC Software, Inc. + ...................         138,073
    13,417 Broadcom Corp., Class A + ..............         411,768
     9,800 Broadridge Financial Solutions, Inc ....         196,980
    52,000 Cadence Design Systems, Inc. + .........         381,680
   120,141 Cisco Systems, Inc. + ..................       2,828,119
    98,800 Cognizant Technology Solutions Corp.,
           Class A + ..............................       3,819,608
     8,300 Compuware Corp. + ......................          60,839
    11,200 Convergys Corp. + ......................         111,328
    39,020 Corning, Inc ...........................         597,396
     3,395 Cree, Inc. + ...........................         124,766
     8,600 Cypress Semiconductor Corp. + ..........          88,838
    75,125 Dell, Inc. + ...........................       1,146,408
     1,877 Dolby Laboratories, Inc., Class A + ....          71,683
     7,900 DST Systems, Inc. + ....................         353,920
    17,800 eBay, Inc. + ...........................         420,258
    12,204 Electronic Arts, Inc. + ................         232,486
    50,530 EMC Corp. + ............................         861,031
     3,535 Equinix, Inc. + ........................         325,220
    10,661 FLIR Systems, Inc. + ...................         298,188
     1,373 Genpact, Ltd. + ........................          16,888
    10,922 Google, Inc., Class A + ................       5,415,674
    54,062 Hewlett-Packard Co .....................       2,552,267
     6,600 IAC/InterActive Corp. + ................         133,254
     5,600 Ingram Micro, Inc., Class A + ..........          94,360
   178,665 Intel Corp .............................       3,496,474
    45,868 International Business Machines Corp ....      5,486,271
     7,600 Intersil Corp., Class A ................         116,356
     5,100 Jabil Circuit, Inc .....................          68,391
    69,000 Juniper Networks, Inc. + ...............       1,864,380
     5,800 Lam Research Corp. + ...................         198,128
     3,794 Lexmark International, Inc., Class A + .          81,723
    11,400 Marvell Technology Group, Ltd. + .......         184,566
    10,000 Mastercard, Inc., Class A ..............       2,021,500
     4,766 MEMC Electronic Materials, Inc. + ......          79,259
   343,809 Microsoft Corp .........................       8,901,215
    31,575 NetApp, Inc. + .........................         842,421
   152,488 Novell, Inc. + .........................         687,721
     9,435 Nvidia Corp. + .........................         141,808
   110,992 Oracle Corp ............................       2,313,073
     2,600 Paychex, Inc ...........................          75,530
   119,689 QUALCOMM, Inc ..........................       5,383,612
    14,200 SAIC, Inc. + ...........................         249,068
     4,645 Salesforce.com, Inc. + .................         264,440
    21,000 Seagate Technology .....................         319,410
     9,900 Symantec Corp. + .......................         163,053
     5,796 Synopsys, Inc. + .......................         129,946
     8,400 Tech Data Corp. + ......................         349,524
    18,301 Texas Instruments, Inc .................         433,551
     7,119 Trimble Navigation, Ltd. + .............         170,215
     7,665 Tyco Electronics, Ltd ..................         170,776
     3,865 Varian Semiconductor Equipment
           Associates, Inc. + .....................         126,927
    11,900 VeriSign, Inc. + .......................         281,911
    13,515 Visa, Inc., Class A ....................         934,021
    22,400 Vishay Intertechnology, Inc. + .........         176,960
     6,525 VMware, Inc., Class A + ................         262,109
     4,109 Yahoo!, Inc. + .........................          73,181
     1,561 Zebra Technologies Corp., Class A + ....          40,477
                                                     --------------
                                                         68,409,548
                                                     --------------
MATERIALS -- 4.4%
     2,300 Air Products & Chemicals, Inc ..........         178,434
     1,500 Airgas, Inc ............................          72,555
     4,500 AK Steel Holding Corp ..................          88,785





   SHARES                                                 VALUE
   ------                                                 -----
MATERIALS -- 4.4% (CONTINUED)
     4,235 Albemarle Corp .........................  $      146,531
    11,500 Alcoa, Inc .............................         150,880
     4,645 Ashland, Inc ...........................         200,757
     4,700 Barrick Gold Corp ......................         178,130
     3,500 Cabot Corp .............................          80,885
     7,514 Celanese Corp., Ser A, Class A .........         187,850
    28,296 Commercial Metals Co ...................         506,498
     4,300 Compass Minerals International, Inc ....         264,966
     6,900 Cytec Industries, Inc ..................         224,043
    13,785 Freeport-McMoRan Copper & Gold, Inc. ...         945,789
     5,000 Huntsman Corp ..........................          45,550
    23,531 Monsanto Co ............................       1,821,299
       400 Mosaic Co. (The) .......................          19,228
    10,500 Nalco Holding Co .......................         215,145
     1,709 Newmont Mining Corp ....................          75,230
     8,500 Owens-Illinois, Inc. + .................         313,650
     3,600 Packaging Corp of America ..............          73,440
    12,400 Potash Corp of Saskatchewan, Inc .......       1,120,216
    11,960 Praxair, Inc ...........................         977,013
       900 Reliance Steel & Aluminum Co ...........          38,304
     2,300 Royal Gold, Inc ........................         104,880
     8,500 RPM International, Inc .................         157,165
     1,184 Sigma-Aldrich Corp .....................          63,912
     7,100 Southern Copper Corp ...................         217,899
     3,700 Temple-Inland, Inc .....................          60,754
    10,310 United States Steel Corp ...............         457,455
     2,145 Walter Energy, Inc .....................         128,829
       600 Weyerhaeuser Co ........................          21,990
                                                     --------------
                                                          9,138,062
                                                     --------------
TELECOMMUNICATION SERVICES -- 1.4%
     8,000 American Tower Corp., Class A + ........         291,200
    33,000 AT&T, Inc ..............................         891,330
     7,000 Crown Castle International Corp. + .....         219,520
    34,100 Frontier Communications Corp ...........         257,114
    24,600 MetroPCS Communications, Inc. + ........         230,256
     3,255 Millicom International Cellular SA + ...         236,769
    14,370 NII Holdings, Inc. + ...................         430,812
     7,700 SBA Communications Corp., Class A + ....         208,131
     6,100 Telephone & Data Systems, Inc ..........         189,161
                                                     --------------
                                                          2,954,293
                                                     --------------
UTILITIES -- 1.1%
    45,100 AES Corp. (The) + ......................         668,382
     7,200 American Water Works Co., Inc ..........         143,568
     1,200 CMS Energy Corp ........................          16,080
     7,045 Edison International ...................         236,571
     3,135 Equities CORP ..........................         133,551
     5,400 Hawaiian Electric Industries, Inc ......          97,848
    16,300 NiSource, Inc ..........................         226,407
    13,100 NRG Energy, Inc. + .....................         369,289
     8,700 Public Service Enterprise Group, Inc ...         273,528
    18,128 RRI Energy, Inc. + .....................         129,434
                                                     --------------
                                                          2,294,658
                                                     --------------
Total Common Stock (Cost $174,946,322) ............     204,148,593
                                                     --------------
INVESTMENT COMPANIES -- 0.6%
FINANCIALS -- 0.6%
    15,000 iShares Dow Jones US Real Estate .......         639,900
    10,700 iShares Russell 1000 + .................         495,517
                                                     --------------
Total Investment Companies (Cost $1,075,881) ......       1,135,417
                                                     --------------

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)



   SHARES                                                 VALUE
   ------                                                 -----
CASH EQUIVALENT -- 1.2%
2,541,788 PNC Institutional Money Market Trust,
          0.05% (A)                                  $    2,541,788
                                                     --------------
Total Cash Equivalent
(Cost $2,541,788)                                         2,541,788
                                                     --------------
Total Investments -- 100.4%
(Cost $178,563,991)++                                   207,825,798
Other Assets & Liabilities, Net -- (0.4)%                  (879,947)
                                                     --------------
NET ASSETS -- 100.0%                                 $  206,945,851
                                                     ==============
ADR -- American Depositary Receipt
PLC -- Public Limited Company
SER -- Series

 +  Non-income  producing security.
(A) Rate shown is the 7-day  effective yield as of September 30, 2009.

++ At September 30, 2009, the tax basis cost of the Portfolio's investments was $178,563,991, and the unrealized appreciation and depreciation were $37,544,761 and $(8,282,954), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Portfolio's investments at September 30, 2009.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                 September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
COMMON STOCK -- 99.0%
CONSUMER DISCRETIONARY -- 10.0%
     3,000 Barnes & Noble, Inc ....................  $       66,660
     2,900 Comcast Corp. Special, Class A .........          48,981
     2,755 Dillard's, Inc., Class A ...............          38,845
     8,400 EW Scripps Co., Class A ................          63,000
     2,400 Fortune Brands, Inc ....................         103,152
    36,400 Gannett Co., Inc .......................         455,364
     1,600 Garmin, Ltd ............................          60,384
     1,900 Guess?, Inc ............................          70,376
     8,575 Home Depot, Inc. (The) .................         228,438
    11,202 HSN, Inc. + ............................         182,369
    14,850 J.C. Penney Co., Inc ...................         501,188
     2,500 Johnson Controls, Inc ..................          63,900
     2,400 Kohl's Corp. + .........................         136,920
     6,675 Magna International, Inc., Class A .....         283,821
     5,579 Mattel, Inc ............................         102,988
    17,000 McClatchy Co., Class A .................          43,520
     4,400 McGraw-Hill Cos., Inc. (The) ...........         110,616
     2,100 Mohawk Industries, Inc. + ..............         100,149
     4,000 Newell Rubbermaid, Inc .................          62,760
     8,500 Omnicom Group, Inc .....................         313,990
       172 Quiksilver, Inc. + .....................             473
       240 Rent-A-Center, Inc., Class A + .........           4,531
     3,700 Shaw Communications, Inc., Class B .....          66,637
        76 Sport Supply Group, Inc ................             775
       700 Steak N Shake Co. (The) + ..............           8,239
     2,975 Whirlpool Corp .........................         208,131
                                                     --------------
                                                          3,326,207
                                                     --------------
CONSUMER STAPLES -- 5.7%
     6,900 Avon Products, Inc .....................         234,324
     3,800 Dean Foods Co. + .......................          67,602
     9,438 Del Monte Foods Co .....................         109,292
     5,600 Dr. Pepper Snapple Group, Inc. + .......         161,000
     1,000 JM Smucker Co. (The) ...................          53,010
     6,650 Kraft Foods, Inc., Class A .............         174,696
     1,700 Lorillard, Inc .........................         126,310
     2,400 Molson Coors Brewing Co., Class B ......         116,832
       272 Pantry, Inc. (The) + ...................           4,265
     6,600 Procter & Gamble Co ....................         382,272
    17,600 Sara Lee Corp ..........................         196,064
     5,300 Wal-Mart Stores, Inc ...................         260,177
                                                     --------------
                                                          1,885,844
                                                     --------------
ENERGY -- 14.0%
     5,700 Anadarko Petroleum Corp ................         357,561
     2,425 Apache Corp ............................         222,688
    13,625 BJ Services Co .........................         264,734
     3,825 BP PLC ADR .............................         203,605
     2,400 BreitBurn Energy Partners, LP ..........          27,288
    10,400 Chevron Corp ...........................         732,472
    11,600 ConocoPhillips .........................         523,856
     2,200 Devon Energy Corp ......................         148,126
    12,200 El Paso Corp ...........................         125,904
     7,950 Exxon Mobil Corp .......................         545,449
     1,000 National Oilwell Varco, Inc. + .........          43,130
     5,100 Newfield Exploration Co. + .............         217,056
     7,400 Noble Corp .............................         280,904
     2,500 Occidental Petroleum Corp ..............         196,000
     2,900 SEACOR Holdings, Inc. + ................         236,727
     1,400 Tesoro Corp ............................          20,972
     7,550 Valero Energy Corp .....................         146,394
     5,400 Whiting Petroleum Corp. + ..............         310,932
     1,300 XTO Energy, Inc ........................          53,716
                                                     --------------
                                                          4,657,514
                                                     --------------


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 25.8%
    13,125 Allstate Corp. (The) ...................  $      401,887
     3,100 American Equity Investment Life Holding
           Co .....................................          21,762
     1,900 American Express Co ....................          64,410
     1,200 Arch Capital Group, Ltd. + .............          81,048
    27,175 Bank of America Corp ...................         459,801
     1,650 Boston Properties, Inc .................         108,158
    13,250 Capital One Financial Corp .............         473,423
     2,800 CapitalSource, Inc .....................          12,152
    84,225 Citigroup, Inc .........................         407,649
    10,425 Comerica, Inc ..........................         309,310
    28,100 Discover Financial Services ............         456,063
     5,239 Fidelity National Financial, Inc.,
           Class A ................................          79,004
     2,250 Goldman Sachs Group, Inc. (The) ........         414,788
     9,100 Invesco, Ltd ...........................         207,116
    24,025 JPMorgan Chase & Co ....................       1,052,775
     6,725 MetLife, Inc ...........................         256,021
     7,450 Morgan Stanley .........................         230,056
     2,553 PartnerRe, Ltd .........................         196,428
     7,404 PNC Financial Services Group, Inc ......         359,760
     8,700 ProLogis ...............................         103,704
     2,900 Prosperity Bancshares, Inc .............         100,891
     4,000 Prudential Financial, Inc ..............         199,640
     4,309 PS Business Parks, Inc .................         221,138
     3,000 Rayonier, Inc ..........................         122,730
    22,600 Regions Financial Corp .................         140,346
     2,387 Simon Property Group, Inc ..............         165,729
     9,794 State Street Corp ......................         515,164
     7,725 Torchmark Corp .........................         335,497
    22,275 UBS AG .................................         407,855
     6,400 Unum Group .............................         137,216
    14,600 Wells Fargo & Co .......................         411,428
     7,900 XL Capital, Ltd., Class A ..............         137,934
                                                     --------------
                                                          8,590,883
                                                     --------------
HEALTH CARE -- 12.1%
    11,025 Aetna, Inc .............................         306,826
       400 American Dental Partners, Inc. + .......           5,600
     7,450 AmerisourceBergen Corp., Class A .......         166,731
     4,000 Amgen, Inc. + ..........................         240,920
    13,400 Bristol-Myers Squibb Co ................         301,768
    10,325 Cardinal Health, Inc ...................         276,710
     5,162 CareFusion Corp. + .....................         112,532
       100 Cigna Corp .............................           2,809
       100 Community Health Systems, Inc. + .......           3,193
     1,600 Eli Lilly & Co .........................          52,848
     9,475 Johnson & Johnson ......................         576,933
     6,376 KV Pharmaceutical Co., Class A + .......          19,574
     2,600 Life Technologies Corp. + ..............         121,030
     1,100 Maxygen, Inc. + ........................           7,359
     4,700 McKesson Corp ..........................         279,885
     2,200 Merck & Co., Inc .......................          69,586
    47,500 Pfizer, Inc ............................         786,125
    16,700 UnitedHealth Group, Inc ................         418,168
       900 Universal Health Services, Inc., Class B          55,737
     4,425 Zimmer Holdings, Inc. + ................         236,516
                                                     --------------
                                                          4,040,850
                                                     --------------
INDUSTRIALS -- 10.0%
       700 3M Co ..................................          51,660
     1,700 Avery Dennison Corp ....................          61,217
     8,125 Boeing Co ..............................         439,969
        24 Chart Industries, Inc. + ...............             518
     4,500 Cooper Industries PLC, Class A .........         169,065
     2,100 Cummins, Inc ...........................          94,101
     7,900 Dollar Thrifty Automotive Group, Inc. +          194,261

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                 September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 10.0% (CONTINUED)
     3,100 Fluor Corp .............................  $      157,635
     1,800 General Dynamics Corp ..................         116,280
    43,400 General Electric Co ....................         712,628
     5,300 Hawaiian Holdings, Inc. + ..............          43,778
     6,900 Hertz Global Holdings, Inc. + ..........          74,727
     2,700 Ingersoll-Rand PLC .....................          82,809
     1,600 ITT Corp ...............................          83,440
     3,625 L-3 Communications Holdings, Inc.,
           Class 3 ................................         291,160
        22 Layne Christensen Co. + ................             705
     8,350 Northrop Grumman Corp ..................         432,112
        90 PRG-Schultz International, Inc. + ......             504
     3,300 Skywest, Inc ...........................          54,714
     1,800 SPX Corp ...............................         110,286
     3,144 Standard Register Co. (The) ............          18,487
     4,300 Textron, Inc ...........................          81,614
       100 Tredegar Corp ..........................           1,450
     1,325 Tyco International, Ltd ................          45,686
                                                     --------------
                                                          3,318,806
                                                     --------------
INFORMATION TECHNOLOGY -- 11.3%
     1,175 Accenture PLC, Class A .................          43,792
       900 Adaptec, Inc. + ........................           3,006
    79,400 Alcatel-Lucent ADR .....................         356,506
    15,800 CA, Inc ................................         347,442
     3,100 Computer Sciences Corp. + ..............         163,401
    13,100 Dell, Inc. + ...........................         199,906
     7,300 EMC Corp. + ............................         124,392
     4,700 Fidelity National Information Services,
           Inc ....................................         119,897
        14 Hutchinson Technology, Inc. + ..........              99
     2,200 IAC/InterActive Corp. + ................          44,418
     2,724 International Business Machines Corp ...         325,818
    37,500 Kemet Corp. + ..........................          57,375
     6,600 Lam Research Corp. + ...................         225,456
       121 Lexmark International, Inc., Class A + .           2,606
    12,400 Marvell Technology Group, Ltd. + .......         200,756
     9,673 Microsoft Corp .........................         250,434
     5,100 Molex, Inc .............................         106,488
    26,500 Motorola, Inc ..........................         227,635
     3,900 Net 1 UEPS Technologies, Inc. + ........          81,744
     7,118 OpenTV Corp., Class A + ................           9,823
     4,800 SAIC, Inc. + ...........................          84,192
     6,100 Seagate Technology .....................          92,781
     1,600 Sybase, Inc. + .........................          62,240
       200 TeleTech Holdings, Inc. + ..............           3,412
     8,100 Tellabs, Inc. + ........................          56,052
    13,975 Tyco Electronics, Ltd ..................         311,363
       600 Vishay Intertechnology, Inc. + .........           4,740
     7,600 Western Digital Corp. + ................         277,628
                                                     --------------
                                                          3,783,402
                                                     --------------
MATERIALS -- 3.7%
       800 Clearwater Paper Corp. + ...............          33,064
     2,600 Cliffs Natural Resources, Inc ..........          84,136
     4,700 Dow Chemical Co. (The) .................         122,529
     4,000 Eastman Chemical Co ....................         214,160
     2,700 Freeport-McMoRan Copper & Gold, Inc. ...         185,247
     7,592 Glatfelter .............................          87,156
     6,000 Huntsman Corp ..........................          54,660
     4,100 Omnova Solutions, Inc. + ...............          26,568
       600 PPG Industries, Inc ....................          34,926
     1,500 Schulman A, Inc ........................          29,895
     1,700 Schweitzer-Mauduit International, Inc ..          92,412
     3,900 Temple-Inland, Inc .....................          64,038


   SHARES                                                 VALUE
   ------                                                 -----
MATERIALS -- 3.7% (CONTINUED)
     3,650 Walter Energy, Inc .....................  $      219,219
                                                     --------------
                                                          1,248,010
                                                     --------------
TELECOMMUNICATION SERVICES -- 3.3%
    32,300 AT&T, Inc ..............................         872,423
    23,900 Qwest Communications International,
           Inc ....................................          91,059
     4,000 Verizon Communications, Inc ............         121,080
                                                     --------------
                                                          1,084,562
                                                     --------------
UTILITIES -- 3.1%
    10,400 AES Corp. (The) + ......................         154,128
     2,400 American Electric Power Co., Inc .......          74,376
    12,500 Mirant Corp. + .........................         205,375
     4,500 Northeast Utilities ....................         106,830
     7,900 NRG Energy, Inc. + .....................         222,701
     4,550 Sempra Energy ..........................         226,636
     1,000 Wisconsin Energy Corp ..................          45,170
                                                     --------------
                                                          1,035,216
                                                     --------------
Total Common Stock (Cost $28,279,763) .............      32,971,294
                                                     --------------
CASH EQUIVALENT -- 0.8%
  271,065 PNC Institutional Money Market Trust,
          0.05% (A) ...............................         271,065
                                                     --------------
Total Cash Equivalent
(Cost $271,065) ...................................         271,065
                                                     --------------
Total Investments -- 99.8%
(Cost $28,550,828)++ ..............................      33,242,359
Other Assets & Liabilities, Net -- 0.2% ...........          76,712
                                                     --------------
NET ASSETS -- 100.0%                                 $   33,319,071
                                                     ==============
ADR -- American Depositary Receipt
LP -- Limited Partnership Investment
PLC -- Public Limited Company

+   Non-income  producing security.
(A) Rate shown is the 7-day  effective yield as of September 30, 2009.

++ At September 30, 2009, the tax basis cost of the Portfolio's investments was $28,550,828, and the unrealized appreciation and depreciation were $6,018,235 and $(1,326,704), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Portfolio's investments at September 30, 2009.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
COMMON STOCK -- 98.5%
CONSUMER DISCRETIONARY -- 18.8%
     2,380 99 Cents Only Stores + .................  $       32,011
       175 Aaron's, Inc ...........................           4,620
       250 Aeropostale, Inc. + ....................          10,867
     1,000 American Axle & Manufacturing
           Holdings, Inc ..........................           7,080
       500 American Greetings Corp., Class A ......          11,150
     2,010 America's Car-Mart, Inc. + .............          48,140
     1,000 Ameristar Casinos, Inc .................          15,780
       700 Arbitron, Inc ..........................          14,532
       200 ArvinMeritor, Inc ......................           1,564
       150 Bally Technologies, Inc. + .............           5,755
        75 Blue Nile, Inc. + ......................           4,659
       300 Brown Shoe Co., Inc ....................           2,406
       100 Brunswick Corp .........................           1,198
       800 Buckle, Inc. (The) .....................          27,312
       500 Cabela's, Inc. + .......................           6,670
       600 California Pizza Kitchen, Inc. + .......           9,372
       400 Carmike Cinemas, Inc. + ................           4,044
     1,500 Cato Corp. (The), Class A ..............          30,435
       100 CEC Entertainment, Inc. + ..............           2,586
     1,700 Charlotte Russe Holding, Inc. + ........          29,750
     1,500 Charming Shoppes, Inc. + ...............           7,365
       300 Cheesecake Factory (The) + .............           5,556
     2,757 Chico's FAS, Inc. + ....................          35,841
     2,400 Christopher & Banks Corp ...............          16,248
       300 Coldwater Creek, Inc. + ................           2,460
       300 Collective Brands, Inc. + ..............           5,199
     1,800 Cooper Tire & Rubber Co ................          31,644
       875 Corinthian Colleges, Inc. + ............          16,240
       800 Cracker Barrel Old Country Store, Inc ..          27,520
       480 Deckers Outdoor Corp. + ................          40,728
     2,100 Denny's Corp. + ........................           5,586
       200 Dillard's, Inc., Class A ...............           2,820
       700 DineEquity, Inc ........................          17,325
       400 Dress Barn, Inc. + .....................           7,172
     3,600 Eastman Kodak Co .......................          17,208
       400 EW Scripps Co., Class A ................           3,000
       200 Exide Technologies + ...................           1,594
       200 Fred's, Inc., Class A ..................           2,546
       100 Genesco, Inc. + ........................           2,407
       430 Global Sources, Ltd. + .................           2,954
     1,243 Group 1 Automotive, Inc ................          33,375
     1,445 Gymboree Corp. + .......................          69,909
       500 hhgregg, Inc. + ........................           8,470
       100 HOT Topic, Inc. + ......................             749
       900 Hovnanian Enterprises, Inc., Class A + .           3,456
     1,200 J. Crew Group, Inc. + ..................          42,984
       500 Jo-Ann Stores, Inc. + ..................          13,415
     1,100 Journal Communications, Inc., Class A ..           4,048
       300 La-Z-Boy, Inc., Class Z ................           2,595
     3,000 Leapfrog Enterprises, Inc., Class A + ..          12,330
       300 Lithia Motors, Inc., Class A ...........           4,677
     1,200 Live Nation, Inc. + ....................           9,828
     2,200 LodgeNet Interactive Corp. + ...........          16,610
       125 Matthews International Corp., Class A ..           4,423
     1,700 Mediacom Communications Corp.,
           Class A + ..............................           9,792
       300 Men's Wearhouse, Inc. (The) ............           7,410
       100 Morgans Hotel Group Co. + ..............             542
     1,200 NutriSystem, Inc .......................          18,312
       900 OfficeMax, Inc .........................          11,322
       163 Overstock.com, Inc. + ..................           2,391


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 18.8% (CONTINUED)
       200 Oxford Industries, Inc .................  $        3,940
     2,702 Pacific Sunwear of California + ........          13,915
       450 Panera Bread Co., Class A + ............          24,750
       411 Peet's Coffee & Tea, Inc. + ............          11,603
       200 PetMed Express, Inc ....................           3,770
       910 PF Chang's China Bistro, Inc. + ........          30,913
       300 Pinnacle Entertainment, Inc. + .........           3,057
       325 Pre-Paid Legal Services, Inc. + ........          16,510
     2,400 RCN Corp. + ............................          22,320
       300 Red Robin Gourmet Burgers, Inc. + ......           6,126
     2,200 Ruth's Hospitality Group, Inc. + .......           9,284
       600 Sinclair Broadcast Group, Inc., Class A            2,148
     4,700 Smith & Wesson Holding Corp. + .........          24,581
     1,000 Sonic Automotive, Inc., Class A ........          10,500
       825 Sotheby's ..............................          14,215
     2,650 Spartan Motors, Inc ....................          13,621
       600 Stage Stores, Inc ......................           7,776
     3,200 Standard Pacific Corp. + ...............          11,808
       100 Steak N Shake Co. (The) + ..............           1,177
     1,031 Stein Mart, Inc. + .....................          13,104
     1,183 Steven Madden, Ltd. + ..................          43,546
        61 Strayer Education, Inc .................          13,278
       400 Systemax, Inc. + .......................           4,852
       800 Tenneco, Inc. + ........................          10,432
        50 Texas Roadhouse, Inc., Class A + .......             531
       400 Tupperware Brands Corp .................          15,968
     1,369 Tween Brands, Inc. + ...................          11,486
       175 Universal Electronics, Inc. + ..........           3,574
       600 Valassis Communications, Inc. + ........          10,728
       127 Warnaco Group, Inc. (The) + ............           5,570
       900 Wendy's/Arby's Group, Inc., Class A ....           4,257
       200 Winnebago Industries ...................           2,942
     2,100 Youbet.com, Inc. + .....................           4,410
                                                     --------------
                                                          1,174,674
                                                     --------------
CONSUMER STAPLES -- 4.0%
     2,300 Alliance One International, Inc. + .....          10,304
       900 American Oriental Bioengineering,
           Inc. + .................................           4,374
       200 Casey's General Stores, Inc ............           6,276
        75 Chattem, Inc. + ........................           4,981
     1,200 Chiquita Brands International, Inc. + ..          19,392
       500 Darling International, Inc. + ..........           3,675
       800 Flowers Foods, Inc .....................          21,032
       700 Great Atlantic & Pacific Tea Co. + .....           6,237
       112 Green Mountain Coffee Roasters, Inc. + .           8,270
       100 Imperial Sugar Co ......................           1,268
       734 Lance, Inc .............................          18,952
     1,300 Pantry, Inc. (The) + ...................          20,384
       300 Pricesmart, Inc ........................           5,625
       200 Revlon, Inc., Class A + ................             972
     1,100 Sanderson Farms, Inc ...................          41,404
     7,000 Star Scientific, Inc. + ................           6,510
     1,105 TreeHouse Foods, Inc. + ................          39,416
       300 United Natural Foods, Inc. + ...........           7,176
       550 USANA Health Sciences, Inc. + ..........          18,760
       500 Winn-Dixie Stores, Inc. + ..............           6,560
                                                     --------------
                                                            251,568
                                                     --------------
ENERGY -- 4.8%
       100 Atlas Energy, Inc ......................           2,707
       200 BPZ Resources, Inc. + ..................           1,504
     2,448 Brigham Exploration Co. + ..............          22,228
     1,187 EXCO Resources, Inc ....................          22,185
       800 General Maritime Corp ..................           6,192
       926 Goodrich Petroleum Corp. + .............          23,900

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
ENERGY -- 4.8% (CONTINUED)
       500 Gulfport Energy Corp. + ................  $        4,370
       175 Matrix Service Co. + ...................           1,902
       400 McMoRan Exploration Co. + ..............           3,020
       609 Oceaneering International, Inc. + ......          34,561
       252 PetroHawk Energy Corp. + ...............           6,101
     5,206 Petroquest Energy, Inc. + ..............          33,787
     3,358 Rosetta Resources, Inc. + ..............          49,329
     2,015 Superior Energy Services, Inc. + .......          45,378
       200 Willbros Group, Inc. + .................           3,046
       800 World Fuel Services Corp ...............          38,456
                                                     --------------
                                                            298,666
                                                     --------------
FINANCIALS -- 5.0%
       495 BOK Financial Corp .....................          22,928
       300 Equity One, Inc ........................           4,701
       250 Financial Federal Corp .................           6,170
       800 First Bancorp ..........................           2,440
       965 Iberiabank Corp ........................          43,965
     1,028 Lazard, Ltd., Class A, LP ..............          42,467
       500 LTC Properties, Inc ....................          12,020
       100 Mid-America Apartment Communities,
           Inc ....................................           4,513
       125 optionsXpress Holdings, Inc ............           2,160
        75 Penson Worldwide, Inc. + ...............             730
       200 PHH Corp. + ............................           3,968
     2,750 Pinnacle Financial Partners, Inc. + ....          34,953
       350 Prospect Capital Corp ..................           3,748
       300 Redwood Trust, Inc .....................           4,650
     1,450 Signature Bank + .......................          42,050
        75 SWS Group, Inc .........................           1,080
     3,053 Texas Capital Bancshares, Inc. + .......          51,413
       300 Tower Group, Inc .......................           7,317
     2,419 Trustco Bank Corp ......................          15,119
       150 Westamerica Bancorporation .............           7,800
                                                     --------------
                                                            314,192
                                                     --------------
HEALTH CARE -- 20.9%
     1,125 Abaxis, Inc. + .........................          30,094
       100 Acorda Therapeutics, Inc. + ............           2,328
    1,550 Affymetrix, Inc. + ......................          13,609
       200 Air Methods Corp. + ....................           6,514
       475 Albany Molecular Research, Inc. + ......           4,113
     1,050 Alexion Pharmaceuticals, Inc. + ........          46,767
       125 Align Technology, Inc. + ...............           1,778
     1,575 Allos Therapeutics, Inc. + .............          11,419
       300 Alnylam Pharmaceuticals, Inc. + ........           6,804
       125 AMAG Pharmaceuticals, Inc. + ...........           5,460
     1,524 Amedisys, Inc. + .......................          66,492
       700 American Medical Systems Holdings,
           Inc. + .................................          11,844
     1,500 AMERIGROUP Corp. + .....................          33,255
       200 Angiodynamics, Inc. + ..................           2,756
     2,200 Arqule, Inc. + .........................           9,988
       200 Array Biopharma, Inc. + ................             476
       870 athenahealth, Inc. + ...................          33,382
       700 Bio-Reference Labs, Inc. + .............          24,080
     3,200 BioScrip, Inc. + .......................          21,632
       280 Bruker Corp. + .........................           2,988
       125 Centene Corp. + ........................           2,368
       625 Chemed Corp ............................          27,431
       835 Computer Programs & Systems, Inc .......          34,577
       375 Corvel Corp. + .........................          10,650
     1,475 Cubist Pharmaceuticals, Inc. + .........          29,795
     1,576 Cyberonics, Inc. + .....................          25,121
       825 Cypress Bioscience, Inc. + .............           6,740


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 20.9% (CONTINUED)
       300 Cytokinetics, Inc. + ...................  $        1,587
       200 Dendreon Corp. + .......................           5,598
       150 Dionex Corp. + .........................           9,745
     1,150 Enzo Biochem, Inc. + ...................           8,142
       376 eResearchTechnology, Inc. + ............           2,632
       650 Genoptix, Inc. + .......................          22,607
       325 Geron Corp. + ..........................           2,132
       250 Haemonetics Corp. + ....................          14,030
       200 Halozyme Therapeutics, Inc. + ..........           1,422
     4,734 Health Management Associates, Inc.,
           Class A + ..............................          35,458
       400 Healthways, Inc. + .....................           6,128
     1,827 HMS Holdings Corp. + ...................          69,846
       500 Human Genome Sciences, Inc. + ..........           9,410
     1,265 ICON PLC ADR + .........................          30,980
       250 ICU Medical, Inc. + ....................           9,215
     1,950 Immucor, Inc. + ........................          34,515
       125 Immunomedics, Inc. + ...................             690
       500 inVentiv Health, Inc. + ................           8,365
       129 Isis Pharmaceuticals, Inc. + ...........           1,880
       775 Kendle International, Inc. + ...........          12,958
       125 Landauer, Inc ..........................           6,873
       550 LHC Group, Inc. + ......................          16,461
     2,100 Ligand Pharmaceuticals, Inc., Class B + .          4,851
     1,425 Martek Biosciences Corp. + .............          32,191
       100 Matrixx Initiatives, Inc. + ............             568
       800 Maxygen, Inc. + ........................           5,352
     1,460 MedAssets, Inc. + ......................          32,952
       600 Medicines Co. (The) + ..................           6,606
     1,300 Medicis Pharmaceutical Corp., Class A ..          27,755
     1,650 Meridian Bioscience, Inc ...............          41,266
       875 Merit Medical Systems, Inc. + ..........          15,164
       215 Molina Healthcare, Inc. + ..............           4,448
       600 Myriad Genetics, Inc. + ................          16,440
     1,200 Nighthawk Radiology Holdings, Inc. + . .           8,676
     1,000 Obagi Medical Products, Inc. + .........          11,600
        50 Odyssey HealthCare, Inc. + .............             625
       551 Omnicell, Inc. + .......................           6,138
       550 Onyx Pharmaceuticals, Inc. + ...........          16,483
        64 Palomar Medical Technologies, Inc. + ...           1,037
       450 Par Pharmaceutical Cos., Inc. + ........           9,680
     2,330 Parexel International Corp. + ..........          31,665
     4,300 PDL BioPharma, Inc .....................          33,884
       501 Perrigo Co .............................          17,029
       400 Providence Service Corp. (The) + .......           4,664
       430 Quality Systems, Inc ...................          26,475
     1,125 Questcor Pharmaceuticals, Inc. + .......           6,210
       650 Quidel Corp. + .........................          10,550
       825 Regeneron Pharmaceuticals, Inc. + ......          15,922
       400 Rigel Pharmaceuticals, Inc. + ..........           3,280
       250 Savient Pharmaceuticals, Inc. + ........           3,800
       150 SonoSite, Inc. + .......................           3,969
       525 STERIS Corp ............................          15,986
     1,559 SXC Health Solutions Corp. + ...........          72,946
        75 Symmetry Medical, Inc. + ...............             778
       400 Varian, Inc. + .........................          20,424
        75 West Pharmaceutical Services, Inc ......           3,046
       475 Zoll Medical Corp. + ...................          10,222
                                                     --------------
                                                          1,305,817
                                                     --------------
INDUSTRIALS -- 8.9%
       700 ACCO Brands Corp. + ....................           5,054
       675 Administaff, Inc .......................          17,732
       300 Advisory Board Co. (The) + .............           7,542

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 8.9% (CONTINUED)
     2,400 Air Transport Services Group, Inc. + ...  $        8,304
     2,700 Airtran Holdings, Inc. + ...............          16,875
       700 Alaska Air Group, Inc. + ...............          18,753
       262 American Commercial Lines, Inc. + ......           7,629
       300 American Ecology Corp ..................           5,610
       100 American Science & Engineering, Inc ....           6,804
       500 Apogee Enterprises, Inc ................           7,510
     1,300 Avis Budget Group, Inc. + ..............          17,368
       175 Badger Meter, Inc ......................           6,771
     2,302 BE Aerospace, Inc. + ...................          46,362
       525 Brady Corp., Class A ...................          15,078
     1,214 Briggs & Stratton Corp .................          23,564
     1,350 Bucyrus International, Inc., Class A ...          48,087
       100 CDI Corp ...............................           1,405
     2,500 Cenveo, Inc. + .........................          17,300
       175 Columbus McKinnon Corp. + ..............           2,651
        50 Comfort Systems USA, Inc ...............             580
       595 Copart, Inc. + .........................          19,760
        50 Cubic Corp .............................           1,974
     2,095 EnerSys + ..............................          46,341
       157 Equifax, Inc ...........................           4,575
       125 Genco Shipping & Trading, Ltd ..........           2,598
     1,018 GenCorp, Inc. + ........................           5,456
       489 Kaman Corp .............................          10,748
       175 Knight Transportation, Inc .............           2,936
       501 Lydall, Inc. + .........................           2,635
       233 Marten Transport, Ltd. + ...............           3,975
     1,050 Mine Safety Appliances Co ..............          28,885
     1,100 NCI Building Systems, Inc. + ...........           3,520
       175 Nordson Corp ...........................           9,816
     3,900 Pacer International, Inc ...............          15,054
       510 Ritchie Bros. Auctioneers, Inc .........          12,515
     1,341 Rollins, Inc ...........................          25,278
       900 Standard Register Co. (The) ............           5,292
       250 Teledyne Technologies, Inc. + ..........           8,998
        43 Tetra Tech, Inc. + .....................           1,141
       326 Titan International, Inc ...............           2,901
       700 Titan Machinery, Inc. + ................           8,764
       875 Tredegar Corp ..........................          12,688
       580 TrueBlue, Inc. + .......................           8,161
     2,100 UAL Corp. + ............................          19,362
       600 Werner Enterprises, Inc ................          11,178
                                                     --------------
                                                            555,530
                                                     --------------
INFORMATION TECHNOLOGY -- 29.1%
     2,000 3Com Corp. + ...........................          10,460
        50 ACI Worldwide, Inc. + ..................             757
       725 Actuate Corp. + ........................           4,191
       100 ADC Telecommunications, Inc. + .........             834
       904 Advanced Analogic Technologies, Inc. + .           3,589
       500 Amkor Technology, Inc. + ...............           3,440
       200 Anixter International, Inc. + ..........           8,022
       175 ANSYS, Inc. + ..........................           6,557
     4,823 Ariba, Inc. + ..........................          55,947
     2,294 Art Technology Group, Inc. + ...........           8,855
       900 AsiaInfo Holdings, Inc. + ..............          17,973
     1,580 Atheros Communications, Inc. + .........          41,917
       600 ATMI, Inc. + ...........................          10,890
        50 Avocent Corp. + ........................           1,013
       650 Blue Coat Systems, Inc. + ..............          14,683
     4,200 Brightpoint, Inc. + ....................          36,750
       320 Cabot Microelectronics Corp. + .........          11,155
       675 CACI International, Inc., Class A + ....          31,907
     1,259 Ceva, Inc. + ...........................          13,534


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 29.1% (CONTINUED)
     3,500 Ciber, Inc. + ..........................  $       14,000
       350 Cirrus Logic, Inc. + ...................           1,946
       350 Cognex Corp ............................           5,733
       850 Cogo Group, Inc. + .....................           5,202
       200 CommVault Systems, Inc. + ..............           4,150
       579 Concur Technologies, Inc. + ............          23,021
       300 Cray, Inc. + ...........................           2,499
       556 CSG Systems International, Inc. + ......           8,902
       453 CTS Corp ...............................           4,213
     1,482 Cybersource Corp. + ....................          24,705
       625 Cymer, Inc. + ..........................          24,288
     1,175 Daktronics, Inc ........................          10,070
       815 Digital River, Inc. + ..................          32,861
       100 Double-Take Software, Inc. + ...........           1,019
       425 Earthlink, Inc .........................           3,574
       375 Emulex Corp. + .........................           3,859
       300 Euronet Worldwide, Inc. + ..............           7,209
        63 Factset Research Systems, Inc ..........           4,173
        50 FARO Technologies, Inc. + ..............             859
       300 FEI Co. + ..............................           7,395
     1,901 FLIR Systems, Inc. + ...................          53,171
        50 GSI Commerce, Inc. + ...................             965
       100 Harmonic, Inc. + .......................             668
     4,979 Heartland Payment Systems, Inc .........          72,245
       175 Hittite Microwave Corp. + ..............           6,437
       300 Hutchinson Technology, Inc. + ..........           2,130
     1,700 Hypercom Corp. + .......................           5,270
       400 i2 Technologies, Inc. + ................           6,416
     2,400 Imation Corp ...........................          22,248
       600 Immersion Corp. + ......................           2,568
     1,200 Infinera Corp. + .......................           9,540
     1,695 Informatica Corp. + ....................          38,273
       700 Insight Enterprises, Inc. + ............           8,547
       272 InterDigital, Inc. + ...................           6,300
     1,200 Intermec, Inc. + .......................          16,920
     2,880 Intersil Corp., Class A ................          44,093
       125 IPG Photonics Corp. + ..................           1,900
       675 j2 Global Communications, Inc. + .......          15,532
       100 Jack Henry & Associates, Inc ...........           2,347
        50 Knot, Inc. (The) + .....................             546
     1,500 Kopin Corp. + ..........................           7,200
       700 L-1 Identity Solutions, Inc., Class 1 +            4,893
       400 Lionbridge Technologies, Inc. + ........           1,040
       100 Littelfuse, Inc. + .....................           2,624
     2,800 LivePerson, Inc. + .....................          14,112
       550 LoopNet, Inc. + ........................           4,972
       650 Manhattan Associates, Inc. + ...........          13,130
       300 Mantech International Corp., Class A + .          14,148
     1,600 Methode Electronics, Inc ...............          13,872
       900 Micrel, Inc ............................           7,335
     1,900 Microsemi Corp. + ......................          30,001
       475 MicroStrategy, Inc., Class A + .........          33,982
     4,200 MIPS Technologies, Inc., Class A + .....          15,834
       800 ModusLink Global Solutions, Inc. + .....           6,472
     5,600 MoneyGram International, Inc. + ........          17,584
     2,057 Monolithic Power Systems, Inc. + .......          48,237
       238 Multi-Fineline Electronix, Inc. + ......           6,833
       428 Netgear, Inc. + ........................           7,854
     1,315 Netlogic Microsystems, Inc. + ..........          59,175
        50 Netscout Systems, Inc. + ...............             675
     1,300 Novatel Wireless, Inc. + ...............          14,768
       288 Omniture, Inc. + .......................           6,174
       500 Palm, Inc. + ...........................           8,715
     1,020 Phoenix Technologies, Ltd. + ...........           3,723

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 29.1% (CONTINUED)
     1,600 Photronics, Inc. + .....................  $        7,584
       175 Plexus Corp. + .........................           4,610
       385 Progress Software Corp. + ..............           8,720
     1,876 QLogic Corp. + .........................          32,267
     3,800 Quantum Corp. + ........................           4,788
     2,183 Rackspace Hosting, Inc. + ..............          37,242
       300 Radisys Corp. + ........................           2,607
     1,700 RF Micro Devices, Inc. + ...............           9,231
       805 RightNow Technologies, Inc. + ..........          11,624
     1,060 Riverbed Technology, Inc. + ............          23,278
       100 Rofin-Sinar Technologies, Inc. + .......           2,296
       350 Rogers Corp. + .........................          10,489
     1,665 Rovi Corp. + ...........................          55,944
       400 Scansource, Inc. + .....................          11,328
       300 Sigma Designs, Inc. + ..................           4,359
     7,193 Skyworks Solutions, Inc. + .............          95,235
       350 SPSS, Inc. + ...........................          17,483
       225 Standard Microsystems Corp. + ..........           5,222
       175 Starent Networks Corp. + ...............           4,448
       925 Sybase, Inc. + .........................          35,983
       300 Symyx Technologies, Inc. + .............           1,986
     1,896 Synaptics, Inc. + ......................          47,779
       200 Synchronoss Technologies, Inc. + .......           2,494
       225 Syntel, Inc ............................          10,739
       700 Take-Two Interactive Software, Inc. + ..           7,847
     2,464 Taleo Corp., Class A + .................          55,785
     1,625 TeleTech Holdings, Inc. + ..............          27,723
       650 Tessera Technologies, Inc. + ...........          18,128
       500 THQ, Inc. + ............................           3,420
       650 Tyler Technologies, Inc. + .............          11,108
        50 Ultratech, Inc. + ......................             662
       500 Unisys Corp. + .........................           1,335
       250 United Online, Inc .....................           2,010
     3,100 Utstarcom, Inc. + ......................           6,479
       300 Valueclick, Inc. + .....................           3,957
       310 VASCO Data Security International,
           Inc. + .................................           2,300
       300 VeriFone Holdings, Inc. + ..............           4,767
       605 VistaPrint NV + ........................          30,704
     1,600 Vocus, Inc. + ..........................          33,424
       747 Volterra Semiconductor Corp. + .........          13,722
       400 Web.com Group, Inc. + ..................           2,836
     1,200 Zoran Corp. + ..........................          13,824
                                                     --------------
                                                          1,819,388
                                                     --------------
MATERIALS -- 4.5%
       200 AM Castle & Co .........................           1,988
       325 Arch Chemicals, Inc ....................           9,747
       100 Balchem Corp ...........................           2,630
       300 Calgon Carbon Corp. + ..................           4,449
       100 Clearwater Paper Corp. + ...............           4,133
     2,290 Commercial Metals Co ...................          40,991
       250 Compass Minerals International, Inc ....          15,405
       200 Domtar Corp. + .........................           7,044
       200 Ferro Corp .............................           1,780
       100 General Steel Holdings, Inc. + .........             389
       650 HB Fuller Co ...........................          13,585
       800 Headwaters, Inc. + .....................           3,096
     1,100 Myers Industries, Inc ..................          11,847
       100 NewMarket Corp .........................           9,304
     2,000 Omnova Solutions, Inc. + ...............          12,960
     2,700 Polyone Corp. + ........................          18,009
       596 Schnitzer Steel Industries, Inc.,
           Class A ................................          31,737
       300 Schulman A, Inc ........................           5,979


   SHARES                                                 VALUE
   ------                                                 -----
MATERIALS -- 4.5% (CONTINUED)
       400 Sensient Technologies Corp .............  $       11,108
     1,400 Spartech Corp ..........................          15,078
     2,600 WR Grace & Co. + .......................          56,524
                                                     --------------
                                                            277,783
                                                     --------------
TELECOMMUNICATION SERVICES -- 2.1%
       425 Cbeyond, Inc. + ........................           6,855
     3,851 Cincinnati Bell, Inc. + ................          13,478
       100 General Communication, Inc., Class A + .             686
     2,100 Global Crossing, Ltd. + ................          30,030
       100 Neutral Tandem, Inc. + .................           2,276
     7,800 PAETEC Holding Corp. + .................          30,186
     2,286 tw telecom, Inc., Class A + ............          30,747
       300 USA Mobility, Inc ......................           3,864
     2,200 Virgin Mobile USA, Inc. , Class A + ....          11,000
                                                     --------------
                                                            129,122
                                                     --------------
UTILITIES -- 0.4%
       550 Allete, Inc ............................          18,463
       163 Black Hills Corp .......................           4,103
        18 ITC Holdings Corp ......................             818
       100 South Jersey Industries, Inc ...........           3,530
                                                     --------------
                                                             26,914
                                                     --------------
Total Common Stock (Cost $5,189,892) ..............       6,153,654
                                                     --------------
PREFERRED STOCK -- 0.1%
HEALTH CARE -- 0.1%
        28 Inverness Medical Innovations, Inc .....           7,252
                                                     --------------
Total Preferred Stock (Cost $3,871)                           7,252
                                                     --------------
CASH EQUIVALENT -- 1.8%
  111,775 PNC Institutional Money Market Trust,
          0.05% (A)                                         111,775
                                                     --------------
Total Cash Equivalent
(Cost $111,775)                                             111,775
                                                     --------------
Total Investments -- 100.4%
(Cost $5,305,538)++                                       6,272,681
Other Assets & Liabilities, Net -- (0.4)%                   (23,261)
                                                     --------------
NET ASSETS -- 100.0%                                 $    6,249,420
                                                     ==============
ADR -- American Depositary Receipt
LP -- Limited Partnership Investment


 +  Non-income  producing security.
(A) Rate shown is the 7-day  effective yield as of September 30, 2009.

++ At September 30, 2009, the tax basis cost of the Portfolio's investments was $5,305,538, and the unrealized appreciation and depreciation were $1,376,211 and $(409,068), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Portfolio's investments at September 30, 2009.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                 September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
COMMON STOCK -- 99.0%
CONSUMER DISCRETIONARY -- 13.6%
     1,400 American Axle & Manufacturing
           Holdings, Inc ..........................  $        9,912
       900 American Greetings Corp., Class A ......          20,070
     1,000 ArvinMeritor, Inc ......................           7,820
     1,500 Beazer Homes USA, Inc. + ...............           8,385
     2,500 Belo Corp., Class A ....................          13,525
       100 Blyth, Inc .............................           3,873
     2,100 Bob Evans Farms, Inc ...................          61,026
       600 Brunswick Corp .........................           7,188
       200 Buckle, Inc. (The) .....................           6,828
     1,600 Build-A-Bear Workshop, Inc., Class A + .           7,792
       700 Cabela's, Inc. + .......................           9,338
       400 California Pizza Kitchen, Inc. + .......           6,248
     5,000 Cato Corp. (The), Class A ..............         101,450
     2,000 Charlotte Russe Holding, Inc. + ........          35,000
       500 Charming Shoppes, Inc. + ...............           2,455
       300 Childrens Place Retail Stores, Inc.
           (The) + ................................           8,988
       700 Christopher & Banks Corp ...............           4,739
       300 Collective Brands, Inc. + ..............           5,199
       800 Cooper Tire & Rubber Co ................          14,064
       100 Cracker Barrel Old Country Store, Inc ..           3,440
       800 Dana Holding Corp. + ...................           5,448
     5,300 Dillard's, Inc., Class A ...............          74,730
       700 DineEquity, Inc ........................          17,325
       500 Domino's Pizza, Inc. + .................           4,420
     1,600 Dress Barn, Inc. + .....................          28,688
     6,500 Eastman Kodak Co .......................          31,070
     2,400 EW Scripps Co., Class A ................          18,000
       500 Finish Line, Inc., Class A .............           5,080
       800 Fred's, Inc., Class A ..................          10,184
       800 Furniture Brands International, Inc ....           4,424
       700 Genesco, Inc. + ........................          16,849
     8,000 Golfsmith International Holdings, Inc. +          19,600
       700 Great Wolf Resorts, Inc. + .............           2,499
       300 Group 1 Automotive, Inc ................           8,055
     3,400 Hooker Furniture Corp ..................          45,900
     2,400 HOT Topic, Inc. + ......................          17,976
       250 Interactive Data Corp ..................           6,553
     1,900 Jackson Hewitt Tax Service, Inc ........           9,690
       200 Jakks Pacific, Inc. + ..................           2,864
     1,600 Jo-Ann Stores, Inc. + ..................          42,928
     1,200 Jones Apparel Group, Inc ...............          21,516
     4,700 Leapfrog Enterprises, Inc., Class A + ..          19,317
     4,200 LIN TV Corp., Class A + ................          19,866
     4,932 Live Nation, Inc. + ....................          40,393
       400 Maidenform Brands, Inc. + ..............           6,424
     1,500 Mediacom Communications Corp., .........
           Class A + ..............................           8,640
     1,200 Men's Wearhouse, Inc. (The) ............          29,640
       200 Morningstar, Inc. + ....................           9,712
     1,500 New York & Co., Inc. + .................           7,680
       500 NutriSystem, Inc .......................           7,630
     5,600 Orbitz Worldwide, Inc. + ...............          34,608
     1,000 Oxford Industries, Inc .................          19,700
       405 Peet's Coffee & Tea, Inc. + ............          11,433
       700 PetMed Express, Inc ....................          13,195
       800 Pinnacle Entertainment, Inc. + .........           8,152
       600 Regis Corp .............................           9,300
       900 Rent-A-Center, Inc., Class A + .........          16,992
     1,500 Sealy Corp. + ..........................           4,800
    10,900 Sinclair Broadcast Group, Inc.,
           Class A ................................          39,022
       300 Sotheby's ..............................           5,169
     2,400 Spartan Motors, Inc ....................          12,336


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 13.6% (CONTINUED)
     2,200 Stage Stores, Inc ......................  $       28,512
    21,000 Standard Pacific Corp. + ...............          77,490
       400 Stewart Enterprises, Inc., Class A .....           2,092
     1,000 Superior Industries International, Inc .          14,200
     1,600 Systemax, Inc. + .......................          19,408
     1,400 Tuesday Morning Corp. + ................           5,824
     2,500 Tween Brands, Inc. + ...................          20,975
     1,600 Unifi, Inc. + ..........................           5,120
       700 Unifirst Corp ..........................          31,115
     2,450 WABCO Holdings, Inc ....................          51,450
     1,800 Wendy's/Arby's Group, Inc., Class A ....           8,514
       100 Wolverine World Wide, Inc ..............           2,484
                                                     --------------
                                                          1,322,332
                                                     --------------
CONSUMER STAPLES -- 4.0%
     1,400 Alliance One International, Inc. + .....           6,272
       200 Andersons, Inc. (The) ..................           7,040
     3,750 Casey's General Stores, Inc ............         117,675
     1,200 Central Garden and Pet Co., Class A + ..          13,116
       100 Chattem, Inc. + ........................           6,641
     2,200 Chiquita Brands International, Inc. + ..          35,552
     7,250 Elizabeth Arden, Inc. + ................          85,332
     1,100 Flowers Foods, Inc .....................          28,919
       500 Imperial Sugar Co ......................           6,340
       300 Pantry, Inc. (The) + ...................           4,704
     5,300 Prestige Brands Holdings, Inc. + .......          37,312
       200 Ruddick Corp ...........................           5,324
       400 Sanderson Farms, Inc ...................          15,056
       400 Universal Corp .........................          16,728
                                                     --------------
                                                            386,011
                                                     --------------
ENERGY -- 6.4%
     6,100 Acergy SA ADR ..........................          77,043
    11,400 Allis-Chalmers Energy, Inc. + ..........          49,704
     7,825 Approach Resources, Inc. + .............          71,051
       500 Basic Energy Services, Inc. + ..........           4,245
     2,050 Bill Barrett Corp. + ...................          67,219
       500 Complete Production Services, Inc. + ...           5,650
     1,800 Delek US Holdings, Inc .................          15,426
     4,600 Delta Petroleum Corp. + ................           8,050
       500 ENGlobal Corp. + .......................           2,060
       600 Gran Tierra Energy, Inc. + .............           2,496
       600 Hercules Offshore, Inc. + ..............           2,946
     1,900 ION Geophysical Corp. + ................           6,688
     4,090 McMoRan Exploration Co. + ..............          30,880
     6,200 Parallel Petroleum Corp. + .............          19,654
     4,500 Petroquest Energy, Inc. + ..............          29,205
       700 Rosetta Resources, Inc. + ..............          10,283
     3,000 St. Mary Land & Exploration Co .........          97,380
     1,500 Stone Energy Corp. + ...................          24,465
     1,500 Teekay Tankers, Ltd., Class A ..........          12,525
       500 USEC, Inc. + ...........................           2,345
       400 Western Refining, Inc. + ...............           2,580
     1,600 World Fuel Services Corp ...............          76,912
                                                     --------------
                                                            618,807
                                                     --------------
FINANCIALS -- 26.7%
     1,400 American Capital Agency Corp ...........          39,830
       800 American Equity Investment Life Holding
           Co .....................................           5,616
     1,300 Anthracite Capital, Inc ................           1,365
     2,381 Anworth Mortgage Asset Corp ............          18,762
     3,400 Apollo Investments + ...................          32,470
       400 Ares Capital Corp ......................           4,408
     1,700 Ashford Hospitality Trust, Inc .........           5,882
     3,200 Aspen Insurance Holdings, Ltd ..........          84,704
       200 Assured Guaranty, Ltd ..................           3,884

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                 September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 26.7% (CONTINUED)
     2,900 Bank Mutual Corp .......................  $       25,636
       200 Bank of the Ozarks, Inc ................           5,306
     4,200 Banner Corp ............................          11,466
     4,500 BGC Partners, Inc., Class A ............          19,260
     1,600 BioMed Realty Trust, Inc ...............          22,080
       500 Boston Private Financial Holdings, Inc .           3,255
       800 Brookline Bancorp, Inc .................           7,776
       400 Calamos Asset Management, Inc., Class A            5,224
       600 CapLease, Inc ..........................           2,418
       500 Cathay General Bancorp .................           4,045
     8,700 Central Pacific Financial Corp .........          21,924
     1,400 Chemical Financial Corp ................          30,506
     2,600 Cogdell Spencer, Inc ...................          12,480
       300 Colonial Properties Trust ..............           2,919
     1,000 Community Bank System, Inc .............          18,270
     1,800 Compass Diversified Holdings ...........          18,846
       900 Conseco, Inc. + ........................           4,734
     1,400 Delphi Financial Group, Inc., Class A ..          31,682
       400 Developers Diversified Realty Corp .....           3,696
    15,300 E*Trade Financial Corp. + ..............          26,775
     1,400 Education Realty Trust, Inc ............           8,302
       225 Enterprise Financial Services Corp .....           2,081
       900 Entertainment Properties Trust .........          30,726
     4,857 Equity One, Inc ........................          76,109
       700 Extra Space Storage, Inc ...............           7,385
       800 FCStone Group, Inc. + ..................           3,856
     1,410 Financial Federal Corp .................          34,799
    13,300 First Bancorp ..........................          40,565
       180 First Citizens BancShares, Inc., Class A          28,638
     4,500 First Commonwealth Financial Corp ......          25,560
       660 First Community Bancshares, Inc ........           8,329
     3,200 First Financial Bancorp ................          38,560
       637 First Financial Bankshares, Inc ........          31,506
       700 First Financial Northwest, Inc .........           4,074
     4,800 First Mercury Financial Corp ...........          63,936
       600 First Midwest Bancorp, Inc .............           6,762
     1,800 First Niagara Financial Group, Inc .....          22,194
     3,500 FNB Corp ...............................          24,885
     5,200 Forestar Group, Inc. + .................          89,336
     1,100 Glacier Bancorp, Inc ...................          16,434
     1,290 Hancock Holding Co .....................          48,465
     1,250 Hanover Insurance Group, Inc. (The) ....          51,662
       174 Harleysville Group, Inc ................           5,507
     1,351 Hercules Technology Growth Capital, Inc.          13,267
     1,214 Highwoods Properties, Inc ..............          38,180
       700 Home Properties, Inc ...................          30,163
     1,300 Horace Mann Educators Corp .............          18,161
       261 Independent Bank Corp ..................           5,776
       700 Infinity Property & Casualty ...........          29,736
     6,600 Inland Real Estate Corp ................          57,816
     3,300 iStar Financial, Inc ...................          10,032
     6,000 Kite Realty Group Trust ................          25,020
     2,400 Knight Capital Group, Inc., Class A + ..          52,200
     1,000 LaBranche & Co., Inc. + ................           3,400
       100 LaSalle Hotel Properties ...............           1,966
       311 Lexington Realty Trust .................           1,586
     2,865 LTC Properties, Inc ....................          68,875
       188 M&T Bank Corp ..........................          11,716
       400 Max Capital Group, Ltd .................           8,548
     4,300 Meadowbrook Insurance Group, Inc .......          31,820
       600 Medical Properties Trust, Inc ..........           4,686
       300 MFA Mortgage Investments, Inc ..........           2,388
       400 National Retail Properties, Inc ........           8,588
        90 Navigators Group, Inc. + ...............           4,950
       716 NBT Bancorp, Inc .......................          16,139


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 26.7% (CONTINUED)
       900 NewAlliance Bancshares, Inc ............  $        9,630
     4,455 Old National Bancorp ...................          49,896
     9,500 Pacific Capital Bancorp NA .............          13,680
     2,700 PacWest Bancorp ........................          51,435
       400 Parkway Properties, Inc ................           7,880
     2,270 Pennsylvania Real Estate Investment
           Trust ..................................          17,275
     1,600 PHH Corp. + ............................          31,744
     3,600 Phoenix Cos., Inc. (The) ...............          11,700
       300 Platinum Underwriters Holdings, Ltd ....          10,752
     7,000 PMA Capital Corp., Class A + ...........          39,830
       800 Prospect Capital Corp ..................           8,568
     1,722 Prosperity Bancshares, Inc .............          59,909
     1,300 Provident Financial Services, Inc ......          13,377
     4,700 RAIT Financial Trust ...................          13,818
       250 Ramco-Gershenson Properties Trust ......           2,230
     2,300 Redwood Trust, Inc .....................          35,650
       600 RLI Corp ...............................          31,668
     1,000 S&T Bancorp, Inc .......................          12,960
       923 Safety Insurance Group, Inc ............          30,385
     2,050 Selective Insurance Group ..............          32,247
     1,900 South Financial Group, Inc. (The) ......           2,793
       900 Sovran Self Storage, Inc ...............          27,387
     2,100 StanCorp Financial Group, Inc ..........          84,777
     3,300 Sterling Bancshares, Inc ...............          24,123
     2,200 Sterling Financial Corp ................           4,400
       100 Stewart Information Services Corp ......           1,237
     4,300 Strategic Hotels & Resorts, Inc ........          11,137
     1,100 Susquehanna Bancshares, Inc ............           6,479
     1,100 SWS Group, Inc .........................          15,840
     2,850 Texas Capital Bancshares, Inc. + .......          47,994
     3,200 Tower Group, Inc .......................          78,048
     7,600 Trustco Bank Corp ......................          47,500
     6,500 UCBH Holdings, Inc .....................           5,200
     2,277 Umpqua Holdings Corp ...................          24,136
       700 United Bankshares, Inc .................          13,713
     1,054 United Community Banks, Inc. + .........           5,270
       800 Webster Financial Corp .................           9,976
       600 Westamerica Bancorporation .............          31,200
     4,550 Western Alliance Bancorp + .............          28,711
     1,905 Wilshire Bancorp, Inc ..................          13,983
       250 Wintrust Financial Corp ................           6,990
       250 WSFS Financial Corp ....................           6,660
       550 Zenith National Insurance Corp .........          16,995
                                                     --------------
                                                          2,589,086
                                                     --------------
HEALTH CARE -- 4.6%
     2,000 Affymetrix, Inc. + .....................          17,560
     1,900 AMERIGROUP Corp. + .....................          42,123
       800 AMN Healthcare Services, Inc. + ........           7,608
       200 Angiodynamics, Inc. + ..................           2,756
       289 Bio-Rad Laboratories, Inc., Class A + ..          26,553
       257 Chemed Corp ............................          11,280
       881 Conmed Corp. + .........................          16,889
     1,800 Cross Country Healthcare, Inc. + .......          16,758
       200 Cynosure, Inc., Class A + ..............           2,330
       300 Healthspring, Inc. + ...................           3,675
       100 inVentiv Health, Inc. + ................           1,673
       200 Kendle International, Inc. + ...........           3,344
       600 Kindred Healthcare, Inc. + .............           9,738
     1,400 Magellan Health Services, Inc. + .......          43,484
       800 Martek Biosciences Corp. + .............          18,072
     1,100 Medcath Corp. + ........................           9,647
       300 Medical Action Industries, Inc. + ......           3,621
       700 Medicis Pharmaceutical Corp., Class A ..          14,945
       400 Meridian Bioscience, Inc ...............          10,004

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                 September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 4.6% (CONTINUED)
     1,500 Nighthawk Radiology Holdings, Inc. + ...  $       10,845
     6,300 PDL BioPharma, Inc .....................          49,644
       900 Providence Service Corp. (The) + .......          10,494
       600 Res-Care, Inc. + .......................           8,526
     5,150 Skilled Healthcare Group, Inc.,
           Class A + ..............................          41,354
     1,200 Universal American Corp. + .............          11,304
     2,700 Viropharma, Inc. + .....................          25,974
       900 WellCare Health Plans, Inc. + ..........          22,185
       100 Zoll Medical Corp. + ...................           2,152
                                                     --------------
                                                            444,538
                                                     --------------
INDUSTRIALS -- 14.4%
     2,400 ACCO Brands Corp. + ....................          17,328
       400 Acuity Brands, Inc .....................          12,884
     1,400 Aircastle, Ltd .........................          13,538
     1,000 Alaska Air Group, Inc. + ...............          26,790
     3,800 Albany International Corp., Class A ....          73,720
       500 American Railcar Industries, Inc .......           5,305
       600 Apogee Enterprises, Inc ................           9,012
       900 Arkansas Best Corp .....................          26,946
     3,900 Avis Budget Group, Inc. + ..............          52,104
     3,100 Belden, Inc ............................          71,610
       300 Brady Corp., Class A ...................           8,616
     2,114 Briggs & Stratton Corp .................          41,033
     1,169 CBIZ, Inc. + ...........................           8,721
     1,400 CDI Corp ...............................          19,670
     7,200 Cenveo, Inc. + .........................          49,824
       300 Ceradyne, Inc. + .......................           5,499
     3,200 CIRCOR International, Inc ..............          90,432
       500 Columbus McKinnon Corp. + ..............           7,575
       100 Dycom Industries, Inc. + ...............           1,230
       500 Encore Wire Corp .......................          11,170
       300 Ennis, Inc .............................           4,839
       500 EnPro Industries, Inc. + ...............          11,430
       200 Forward Air Corp .......................           4,630
       250 Gardner Denver, Inc. + .................           8,720
       100 Genco Shipping & Trading, Ltd ..........           2,078
       900 GenCorp, Inc. + ........................           4,824
     1,000 General Cable Corp. + ..................          39,150
     3,650 Gibraltar Industries, Inc ..............          48,435
     8,800 Griffon Corp. + ........................          88,616
       800 Heartland Express, Inc .................          11,520
       300 Horizon Lines, Inc., Class A ...........           1,905
       372 Kaman Corp .............................           8,177
       750 Lincoln Electric Holdings, Inc .........          35,587
     1,000 Lydall, Inc. + .........................           5,260
     2,600 Marten Transport, Ltd. + ...............          44,356
       750 Middleby Corp. + .......................          41,258
     1,000 Mine Safety Appliances Co ..............          27,510
     1,400 Mueller Water Products, Inc., Class A ..           7,672
     6,700 NCI Building Systems, Inc. + ...........          21,440
       750 Otter Tail Corp ........................          17,947
     5,900 Pacer International, Inc ...............          22,774
     3,000 Power-One, Inc. + ......................           5,850
     1,950 Quanex Building Products Corp ..........          28,002
     2,100 RBC Bearings, Inc. + ...................          48,993
     1,000 Regal-Beloit Corp ......................          45,710
       300 Republic Airways Holdings, Inc. + ......           2,799
       500 Rush Enterprises, Inc., Class A + ......           6,460
       600 School Specialty, Inc. + ...............          14,232
     2,300 Skywest, Inc ...........................          38,134
       300 Spherion Corp. + .......................           1,863
     1,700 Standard Register Co. (The) ............           9,996
       700 Titan Machinery, Inc. + ................           8,764
     1,600 Tredegar Corp ..........................          23,200
     1,400 Tutor Perini Corp. + ...................          29,820


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 14.4% (CONTINUED)
     5,200 UAL Corp. + ............................  $       47,944
       800 United Rentals, Inc. + .................           8,240
       700 US Airways Group, Inc. + ...............           3,290
       400 Viad Corp ..............................           7,964
       300 Waste Connections, Inc. + ..............           8,658
     1,700 Werner Enterprises, Inc ................          31,671
     2,900 YRC Worldwide, Inc. + ..................          12,905
                                                     --------------
                                                          1,395,630
                                                     --------------
INFORMATION TECHNOLOGY -- 14.1%
     8,169 Actel Corp. + ..........................          99,417
     2,300 Acxiom Corp ............................          21,758
       200 ADC Telecommunications, Inc. + .........           1,668
     1,000 Advanced Energy Industries, Inc. + .....          14,240
     3,100 Amkor Technology, Inc. + ...............          21,328
       550 Anixter International, Inc. + ..........          22,061
       333 Arris Group, Inc. + ....................           4,332
     6,600 Avocent Corp. + ........................         133,782
     1,500 Brightpoint, Inc. + ....................          13,125
     6,000 Brocade Communications Systems, Inc. + .          47,160
    12,700 Ciber, Inc. + ..........................          50,800
     3,600 Cirrus Logic, Inc. + ...................          20,016
     1,000 Cogent, Inc. + .........................          10,100
       400 Cognex Corp ............................           6,552
     2,000 Cogo Group, Inc. + .....................          12,240
     1,050 Coherent, Inc. + .......................          24,486
     3,330 CTS Corp ...............................          30,969
       600 Daktronics, Inc ........................           5,142
     1,200 Digi International, Inc. + .............          10,224
       900 DSP Group, Inc. + ......................           7,326
       200 EMS Technologies, Inc. + ...............           4,164
     1,500 ExlService Holdings, Inc. + ............          22,290
       500 FLIR Systems, Inc. + ...................          13,985
     2,300 Heartland Payment Systems, Inc .........          33,373
     4,500 Hutchinson Technology, Inc. + ..........          31,950
     7,800 Hypercom Corp. + .......................          24,180
     5,260 Imation Corp ...........................          48,760
     5,600 Insight Enterprises, Inc. + ............          68,376
     5,900 Ipass, Inc .............................           8,142
     8,700 Keithley Instruments, Inc ..............          48,198
     3,200 LoopNet, Inc. + ........................          28,928
     5,100 Methode Electronics, Inc ...............          44,217
     1,900 Micrel, Inc ............................          15,485
     5,700 ModusLink Global Solutions, Inc. + .....          46,113
     1,700 MoneyGram International, Inc. + ........           5,338
       200 MTS Systems Corp .......................           5,842
       400 Netgear, Inc. + ........................           7,340
       900 Novatel Wireless, Inc. + ...............          10,224
     1,200 Omnivision Technologies, Inc. + ........          19,536
       700 Perficient, Inc. + .....................           5,789
     1,910 Phoenix Technologies, Ltd. + ...........           6,971
     4,600 Photronics, Inc. + .....................          21,804
       400 Rogers Corp. + .........................          11,988
       424 Rudolph Technologies, Inc. + ...........           3,138
     1,700 Scansource, Inc. + .....................          48,144
     1,200 Skyworks Solutions, Inc. + .............          15,888
     3,136 Standard Microsystems Corp. + ..........          72,786
       424 Symyx Technologies, Inc. + .............           2,807
       500 Take-Two Interactive Software, Inc. + ..           5,605
     5,400 THQ, Inc. + ............................          36,936
     5,400 TIBCO Software, Inc. + .................          51,246
       300 TriQuint Semiconductor, Inc. + .........           2,316
     2,700 Unisys Corp. + .........................           7,209
     1,840 United Online, Inc .....................          14,794
     7,700 Utstarcom, Inc. + ......................          16,093
                                                     --------------
                                                          1,366,681
                                                     --------------

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                 September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
MATERIALS -- 9.2%
     1,600 AM Castle & Co .........................  $       15,904
       918 Arch Chemicals, Inc ....................          27,531
       200 Brush Engineered Materials, Inc. + .....           4,892
     6,400 Buckeye Technologies, Inc. + ...........          68,672
       600 Century Aluminum Co. + .................           5,610
       870 Coeur d'Alene Mines Corp. + ............          17,835
       200 Domtar Corp. + .........................           7,044
     1,400 Ferro Corp .............................          12,460
       400 Glatfelter .............................           4,592
       100 Haynes International, Inc. + ...........           3,182
     1,790 HB Fuller Co ...........................          37,411
     6,100 Headwaters, Inc. + .....................          23,607
     5,300 Hecla Mining Co. + .....................          23,267
       600 Innophos Holdings, Inc .................          11,100
       200 Innospec, Inc ..........................           2,950
       800 Kaiser Aluminum Corp ...................          29,088
     1,400 Koppers Holdings, Inc ..................          41,510
     2,100 Louisiana-Pacific Corp. + ..............          14,007
       200 Minerals Technologies, Inc .............           9,512
     1,600 Myers Industries, Inc ..................          17,232
     1,300 Olin Corp ..............................          22,672
       100 Olympic Steel, Inc .....................           2,869
     2,200 Packaging Corp of America ..............          44,880
     6,300 Polyone Corp. + ........................          42,021
       900 Rockwood Holdings, Inc. + ..............          18,513
     1,750 Royal Gold, Inc ........................          79,800
       500 RTI International Metals, Inc. + .......          12,455
     1,200 Schulman A, Inc ........................          23,916
     1,400 Sensient Technologies Corp .............          38,878
       100 Solutia, Inc. + ........................           1,158
     1,200 Spartech Corp ..........................          12,924
     1,350 Temple-Inland, Inc .....................          22,167
     4,550 Thompson Creek Metals Co., Inc. + ......          54,918
     8,650 Wausau Paper Corp ......................          86,500
       300 Worthington Industries, Inc ............           4,170
     2,200 WR Grace & Co. + .......................          47,828
                                                     --------------
                                                            893,075
                                                     --------------
TELECOMMUNICATION SERVICES -- 1.0%
     2,570 Cincinnati Bell, Inc. + ................           8,995
       900 General Communication, Inc., Class A + .           6,174
     1,600 Global Crossing, Ltd. + ................          22,880
     2,300 Iowa Telecommunications Services, Inc ..          28,980
       500 Neutral Tandem, Inc. + .................          11,380
     2,100 PAETEC Holding Corp. + .................           8,127
       450 tw telecom, Inc., Class A + ............           6,053
       300 Virgin Mobile USA, Inc., Class A + .....           1,500
                                                     --------------
                                                             94,089
                                                     --------------
UTILITIES -- 5.0%
     1,350 Allete, Inc ............................          45,320
       400 Avista Corp ............................           8,088
     1,417 Black Hills Corp .......................          35,666
     1,400 El Paso Electric Co. + .................          24,738
       500 IDACORP, Inc ...........................          14,395
       100 New Jersey Resources Corp ..............           3,631
       800 Nicor, Inc .............................          29,272
     1,474 Northwest Natural Gas Co ...............          61,407
     3,150 NorthWestern Corp ......................          76,954
     2,600 Piedmont Natural Gas Co., Inc ..........          62,244
     3,500 PNM Resources, Inc .....................          40,880
       400 Portland General Electric Co ...........           7,888
       200 South Jersey Industries, Inc ...........           7,060
     1,550 Unisource Energy Corp ..................          47,662


   SHARES                                                 VALUE
   ------                                                 -----
UTILITIES -- 5.0% (CONTINUED)
      700 WGL Holdings, Inc .......................  $       23,198
                                                     --------------
                                                            488,403
                                                     --------------
Total Common Stock (Cost $9,033,778)                      9,598,652
                                                     --------------
PRIVATE COMPANY -- 0.0%
       6 Teton Advisors, Inc., Cl B (B) ...........               2
                                                     --------------
Total Private Company (Cost $252) .................               2
                                                     --------------
CASH EQUIVALENT -- 0.7%
    69,334 PNC Institutional Money Market Trust,
           0.05% (A)                                         69,334
                                                     --------------
Total Cash Equivalent
(Cost $69,334)                                               69,334
                                                     --------------
Total Investments -- 99.7%
(Cost $9,103,364)++                                       9,667,988
Other Assets & Liabilities, Net -- 0.3%                      25,910
                                                     --------------
NET ASSETS -- 100.0%                                 $    9,693,898
                                                     ==============
ADR -- American Depositary Receipt

 +  Non-income  producing security.
(A) Rate shown is the 7-day  effective yield as of September 30, 2009.
(B) Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2009 the total market value of this security was $2 representing 0.0% of net assets.

++ At September 30, 2009, the tax basis cost of the Portfolio's investments was $9,103,364, and the unrealized appreciation and depreciation were $1,698,544 and $(1,133,920), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Portfolio's investments at September 30, 2009.

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
COMMON STOCK -- 99.3%
CONSUMER DISCRETIONARY -- 9.7%
       300 1-800-Flowers.com, Inc., Class A + .....  $        1,035
       200 4Kids Entertainment, Inc. + ............             336
     1,000 99 Cents Only Stores + .................          13,450
       750 Aaron's, Inc ...........................          19,800
     2,400 Abercrombie & Fitch Co., Class A .......          78,912
       300 Acme United Corp .......................           2,703
     1,400 Advance Auto Parts, Inc ................          54,992
     1,500 Aeropostale, Inc. + ....................          65,205
       100 AFC Enterprises, Inc. + ................             842
        90 AH Belo Corp., Class A .................             291
       200 Aldila, Inc. + .........................             788
     6,150 Amazon.com, Inc. + .....................         574,164
       400 Ambassadors Group, Inc .................           6,260
       500 Ambassadors International, Inc. + ......             515
     3,500 American Apparel, Inc. + ...............          12,285
     2,400 American Axle & Manufacturing
           Holdings, Inc ..........................          16,992
     2,625 American Eagle Outfitters, Inc .........          44,257
       450 American Greetings Corp., Class A ......          10,035
       700 America's Car-Mart, Inc. + .............          16,765
       964 AnnTaylor Stores Corp. + ...............          15,318
     2,150 Apollo Group, Inc., Class A + ..........         158,390
     1,500 Arbitron, Inc ..........................          31,140
       550 ArvinMeritor, Inc ......................           4,301
       200 Ascent Media Corp., Class A + ..........           5,120
     2,250 AutoNation, Inc. + .....................          40,680
       500 Autozone, Inc. + .......................          73,110
     1,000 Beazer Homes USA, Inc. + ...............           5,590
     1,400 Bebe Stores, Inc .......................          10,304
     2,925 Bed Bath & Beyond, Inc. + ..............         109,805
       950 Belo Corp., Class A ....................           5,140
     4,400 Best Buy Co., Inc ......................         165,088
       200 Big 5 Sporting Goods Corp ..............           3,020
     1,500 Big Lots, Inc. + .......................          37,530
       600 Black & Decker Corp ....................          27,774
       600 Blockbuster, Inc., Class A + ...........             642
       150 Blue Nile, Inc. + ......................           9,318
       300 Bluegreen Corp. + ......................             915
       112 Blyth, Inc .............................           4,338
       400 Bon-Ton Stores, Inc. (The) .............           2,912
       100 Books-A-Million, Inc., Class A .........           1,204
       400 Borders Group, Inc. + ..................           1,244
     1,580 BorgWarner, Inc ........................          47,811
       500 Boyd Gaming Corp. + ....................           5,465
       500 Bridgepoint Education, Inc. + ..........           7,630
       875 Brinker International, Inc .............          13,764
       650 Brink's Home Security Holdings, Inc. + .          20,013
     1,000 Brookfield Homes Corp ..................           6,680
       500 Brunswick Corp .........................           5,990
     1,500 Burger King Holdings, Inc ..............          26,385
     3,525 Cablevision Systems Corp., Class A .....          83,719
       200 Cache, Inc. + ..........................             992
       400 California Coastal Communities, Inc. + .             620
       375 California Pizza Kitchen, Inc. + .......           5,858
       500 Callaway Golf Co .......................           3,805
     1,500 Career Education Corp. + ...............          36,570
     1,900 Caribou Coffee Co., Inc. + .............          13,718
     3,455 Carmax, Inc. + .........................          72,209
     5,300 Carnival Corp ..........................         176,384
     2,350 Carter's, Inc. + .......................          62,745
     1,500 Cato Corp. (The), Class A ..............          30,435
     8,837 CBS Corp., Class B .....................         106,486
       300 Champion Enterprises, Inc. + ...........             138
       362 Charles & Colvard, Ltd. + ..............             206
     2,550 Charming Shoppes, Inc. + ...............          12,520
       800 Cheesecake Factory (The) + .............          14,816
     4,150 Chico's FAS, Inc. + ....................          53,950


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 9.7% (CONTINUED)
       600 Chipotle Mexican Grill, Inc., Class A +   $       58,230
       800 Cinemark Holdings, Inc .................           8,288
     3,975 Circuit City Stores, Inc. + ............              64
       299 Citadel Broadcasting Corp. + ...........              19
        50 Citi Trends, Inc. + ....................           1,423
       200 CKE Restaurants, Inc ...................           2,098
       700 CKX, Inc. + ............................           4,697
     1,000 Clear Channel Outdoor Holdings, Inc.,
           Class A + ..............................           7,000
     6,500 Coach, Inc .............................         213,980
       600 Coachmen Industries, Inc. + ............             810
       100 Cobra Electronics Corp .................             153
     1,450 Coldwater Creek, Inc. + ................          11,890
       550 Collective Brands, Inc. + ..............           9,531
       110 Collectors Universe + ..................             618
     1,500 Columbia Sportswear Co .................          61,740
    39,983 Comcast Corp. Special, Class A .........         675,313
       200 Comstock Homebuilding, Inc., Class A + .             210
       500 Conn's, Inc. + .........................           5,645
       950 Corinthian Colleges, Inc. + ............          17,632
       200 CROCS, Inc. + ..........................           1,330
       200 Crown Media Holdings, Inc., Class A + ..             312
        50 CSS Industries, Inc ....................             989
       300 Cumulus Media, Inc., Class A + .........             519
     1,000 Dana Holding Corp. + ...................           6,810
     2,200 Darden Restaurants, Inc ................          75,086
        50 Deckers Outdoor Corp. + ................           4,242
       200 DEI Holdings, Inc. + ...................              84
       100 Design Within Reach, Inc. + ............              25
       175 DeVry, Inc .............................           9,681
     1,202 Dick's Sporting Goods, Inc. + ..........          26,925
     1,600 Dillard's, Inc., Class A ...............          22,560
     6,877 DIRECTV Group, Inc. (The) + ............         189,668
     3,900 Discovery Communications, Inc.,
           Class A + ..............................         112,671
     3,025 DISH Network Corp., Class A + ..........          58,261
       100 Dixie Group, Inc. + ....................             308
     1,500 Dolan Media Co. + ......................          17,985
     1,250 Dollar Tree, Inc. + ....................          60,850
       850 Domino's Pizza, Inc. + .................           7,514
       650 Dover Downs Gaming & Entertainment,
           Inc ....................................           3,705
     3,623 DR Horton, Inc .........................          41,338
       800 DreamWorks Animation SKG, Inc.,
           Class A + ..............................          28,456
       600 DSW, Inc., Class A + ...................           9,582
     1,825 Eastman Kodak Co .......................           8,723
       219 Emmis Communications Corp., Class A + ..             184
       300 Empire Resorts, Inc. + .................             903
       250 Entercom Communications Corp.,
           Class A ................................           1,275
       100 Entravision Communications Corp.,
           Class A + ..............................             173
     4,966 EW Scripps Co., Class A ................          37,245
     2,600 Exide Technologies + ...................          20,722
     3,115 Expedia, Inc. + ........................          74,604
     1,600 Family Dollar Stores, Inc ..............          42,240
       200 Famous Dave's of America, Inc. + .......           1,170
     1,500 Federal Mogul Corp. + ..................          18,105
       100 Finish Line, Inc., Class A .............           1,016
       400 Fleetwood Enterprises, Inc. + ..........               3
     3,400 Foot Locker, Inc .......................          40,630
    42,485 Ford Motor Co. + .......................         306,317
     1,500 Fortune Brands, Inc ....................          64,470
       300 Forward Industries, Inc. + .............             513
     1,700 Fred's, Inc., Class A ..................          21,641
       200 Furniture Brands International, Inc ....           1,106
       600 Gaiam, Inc., Class A + .................           4,188
     2,625 GameStop Corp., Class A + ..............          69,484

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 9.7% (CONTINUED)
       600 Gaming Partners International Corp. + ..  $        3,480
     2,800 Gannett Co., Inc .......................          35,028
     7,650 Gap, Inc. (The) ........................         163,710
     1,125 Garmin, Ltd ............................          42,457
       300 Gaylord Entertainment Co. + ............           6,030
     2,010 Gentex Corp ............................          28,442
     1,900 Genuine Parts Co .......................          72,314
       701 G-III Apparel Group, Ltd. + ............           9,919
     2,875 Goodyear Tire & Rubber Co. (The) + .....          48,961
       500 Grand Canyon Education, Inc. + .........           8,915
     1,000 Gray Television, Inc ...................           2,320
       300 Great Wolf Resorts, Inc. + .............           1,071
     1,500 Group 1 Automotive, Inc ................          40,275
       400 Guess?, Inc ............................          14,816
     3,760 H&R Block, Inc .........................          69,109
       100 Handleman Co. + ........................               1
     1,696 Hanesbrands, Inc. + ....................          36,294
     2,475 Harley-Davidson, Inc ...................          56,925
     1,500 Harman International Industries, Inc ...          50,820
     1,000 Harte-Hanks, Inc .......................          13,830
     2,200 Hasbro, Inc ............................          61,050
       500 hhgregg, Inc. + ........................           8,470
       200 Hibbett Sports, Inc. + .................           3,646
       300 Hillenbrand, Inc .......................           6,111
    26,050 Home Depot, Inc. (The) .................         693,972
       200 Hooker Furniture Corp ..................           2,700
       100 HOT Topic, Inc. + ......................             749
     1,000 Hovnanian Enterprises, Inc., Class A + .           3,840
       743 HSN, Inc. + ............................          12,096
       450 Iconix Brand Group, Inc. + .............           5,612
     1,399 Idearc, Inc. + .........................              35
       100 Infosonics Corp. + .....................             143
     4,450 International Game Technology ..........          95,586
       237 International Speedway Corp., Class A ..           6,534
     5,872 Interpublic Group of Cos., Inc. + ......          44,157
       743 Interval Leisure Group, Inc. + .........           9,273
     3,692 J.C. Penney Co., Inc ...................         124,605
       775 Jackson Hewitt Tax Service, Inc ........           3,953
     1,500 Jarden Corp ............................          42,105
       500 John Wiley & Sons, Inc., Class A .......          17,390
     5,950 Johnson Controls, Inc ..................         152,082
       378 Jones Apparel Group, Inc ...............           6,778
       600 Journal Communications, Inc., Class A ..           2,208
       900 Journal Register Co. + .................              --
       300 K12, Inc. + ............................           4,944
     2,200 KB Home ................................          36,542
     4,700 Kenneth Cole Productions, Inc., Class A.          47,141
       200 Kid Brands, Inc. + .....................           1,240
        50 Knology, Inc. + ........................             487
     4,600 Kohl's Corp. + .........................         262,430
       300 Krispy Kreme Doughnuts, Inc. + .........           1,071
       550 K-Swiss, Inc., Class A .................           4,835
       200 Lakes Entertainment, Inc. + ............             666
       500 Lamar Advertising Co., Class A + .......          13,720
       600 Landry's Restaurants, Inc. + ...........           6,300
     4,700 Las Vegas Sands Corp. + ................          79,148
       200 La-Z-Boy, Inc., Class Z ................           1,730
       100 Leapfrog Enterprises, Inc., Class A + ..             411
       450 Lear Corp. + ...........................             162
       500 Learning Tree International, Inc. + ....           5,695
       750 Lee Enterprises, Inc ...................           2,062
     1,410 Leggett & Platt, Inc ...................          27,354
     1,600 Lennar Corp., Class A ..................          22,800
       500 Lenox Group, Inc. + ....................               5
     1,000 Libbey, Inc ............................           3,850
     5,651 Liberty Global, Inc., Class A + ........         127,543
     2,535 Liberty Media Corp. - Capital, Ser A + .          53,032
     7,290 Liberty Media Corp. - Entertainment,
           Ser A + ................................         226,792


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 9.7% (CONTINUED)
     8,075 Liberty Media Corp. - Interactive,
           Class A + ..............................  $       88,583
       700 Lifetime Brands, Inc ...................           4,011
       200 LIN TV Corp., Class A + ................             946
       200 Lincoln Educational Services Corp. + ...           4,576
       800 Liz Claiborne, Inc .....................           3,944
     1,800 LKQ Corp. + ............................          33,372
       900 Lodgian, Inc. + ........................           1,494
    17,981 Lowe's Cos., Inc .......................         376,522
     5,440 Ltd. Brands, Inc .......................          92,426
     1,500 Lumber Liquidators, Inc. + .............          32,535
     5,998 Macy's, Inc ............................         109,703
       100 Marcus Corp ............................           1,279
       700 Marine Products Corp ...................           3,871
     4,961 Marriott International, Inc., Class A ..         136,874
     3,100 Martha Stewart Living Omnimedia,
           Class A + ..............................          19,406
       400 Marvel Entertainment, Inc. + ...........          19,848
     5,230 Mattel, Inc ............................          96,546
       100 Matthews International Corp., Class A .            3,538
       496 McClatchy Co., Class A .................           1,270
     1,500 McCormick & Schmick's Seafood
           Restaurants, Inc. + ....................          11,160
    16,000 McDonald's Corp ........................         913,120
     5,400 McGraw-Hill Cos., Inc. (The) ...........         135,756
     1,871 MDC Holdings, Inc ......................          64,999
       500 Media General, Inc., Class A ...........           4,275
     1,467 Mediacom Communications Corp.,
           Class A + ..............................           8,450
       529 Men's Wearhouse, Inc. (The) ............          13,066
       500 Meritage Homes Corp. + .................          10,150
     2,400 MGM Mirage + ...........................          28,896
       577 Mohawk Industries, Inc. + ..............          27,517
     1,600 Monarch Casino & Resort, Inc. + ........          17,216
       150 Morgans Hotel Group Co. + ..............             813
       300 Morton's Restaurant Group, Inc. + ......           1,278
     8,120 Motors Liquidation Co. + ...............           5,725
       700 MTR Gaming Group, Inc. + ...............           2,142
       591 Multimedia Games, Inc. + ...............           3,026
       500 National CineMedia, Inc ................           8,485
        50 Nautilus, Inc. + .......................              85
       100 Navarre Corp. + ........................             220
     1,300 New York & Co., Inc. + .................           6,656
     3,800 New York Times Co., Class A ............          30,856
     2,926 Newell Rubbermaid, Inc .................          45,909
    30,638 News Corp., Class A ....................         367,350
       200 NexCen Brands, Inc. + ..................              58
       200 Nexstar Broadcasting Group, Inc.,
           Class A + ..............................             686
     5,950 NIKE, Inc., Class B ....................         384,965
       400 Nitches, Inc. + ........................              28
       700 Noble International, Ltd. + ............              95
     2,800 Nordstrom, Inc .........................          85,512
     4,025 Office Depot, Inc. + ...................          26,645
     1,100 OfficeMax, Inc .........................          13,838
     3,500 Omnicom Group, Inc .....................         129,290
     2,900 Orbitz Worldwide, Inc. + ...............          17,922
     1,260 O'Reilly Automotive, Inc. + ............          45,536
     1,500 Orient-Express Hotels, Ltd., Class A ...          17,265
       650 Orleans Homebuilders, Inc ..............           1,982
       500 Outdoor Channel Holdings, Inc. + .......           3,270
       300 Overstock.com, Inc. + ..................           4,401
        50 Oxford Industries, Inc .................             985
       200 Pacific Sunwear of California + ........           1,030
       600 Palm Harbor Homes, Inc. + ..............           1,734
       300 Panera Bread Co., Class A + ............          16,500
     1,500 Penn National Gaming, Inc. + ...........          41,490
       400 Penske Auto Group, Inc .................           7,672
     1,500 PEP Boys-Manny Moe & Jack ..............          14,655

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 9.7% (CONTINUED)
     1,300 Perry Ellis International, Inc. + ......  $       20,852
     2,050 PetSmart, Inc ..........................          44,588
       100 Pier 1 Imports, Inc. + .................             387
       800 Pinnacle Entertainment, Inc. + .........           8,152
       565 Playboy Enterprises, Inc., Class B + ...           1,706
       275 Premier Exhibitions, Inc. + ............             286
       200 Pre-Paid Legal Services, Inc. + ........          10,160
     1,000 priceline.com, Inc. + ..................         165,820
     1,000 Primedia, Inc ..........................           2,520
       100 Princeton Review, Inc. + ...............             420
        94 Proliance International, Inc. + ........              --
     6,440 Pulte Homes, Inc .......................          70,776
        50 Quiksilver, Inc. + .....................             137
     2,350 RadioShack Corp ........................          38,940
       100 RCN Corp. + ............................             930
     1,100 Regal Entertainment Group, Class A .....          13,552
       200 Regis Corp .............................           3,100
       250 Rent-A-Center, Inc., Class A + .........           4,720
       100 Retail Ventures, Inc. + ................             527
     1,500 Rick's Cabaret International, Inc. + ...          12,900
       500 Riviera Holdings Corp. + ...............             360
       100 Rocky Brands, Inc. + ...................             617
     1,950 Ross Stores, Inc .......................          93,152
     1,625 Royal Caribbean Cruises, Ltd ...........          39,130
       500 Ruby Tuesday, Inc. + ...................           4,210
     2,200 Ruth's Hospitality Group, Inc. + .......           9,284
     1,800 Saks, Inc. + ...........................          12,276
       100 Salem Communications Corp., Class A + .              226
     1,000 Sally Beauty Holdings, Inc. + ..........           7,110
     2,500 Scientific Games Corp., Class A + ......          39,575
     1,300 Scripps Networks Interactive, Inc.,
           Class A ................................          48,035
       200 Sealy Corp. + ..........................             640
       825 Sears Holdings Corp. + .................          53,881
       188 Select Comfort Corp. + .................             893
     4,375 Service Corp. International ............          30,669
       900 Sherwin-Williams Co. (The) .............          54,144
       400 Shoe Carnival, Inc. + ..................           6,168
       100 Shuffle Master, Inc. + .................             942
       876 Signet Jewelers, Ltd. + ................          23,065
       900 Sinclair Broadcast Group, Inc., Class A            3,222
    35,175 Sirius XM Radio, Inc. + ................          22,336
       600 Six Flags, Inc. + ......................              91
     1,000 Skechers U.S.A., Inc., Class A + .......          17,140
     1,000 Sonic Automotive, Inc., Class A ........          10,500
       800 Sonic Corp. + ..........................           8,848
     2,103 Sotheby's ..............................          36,235
       200 Spanish Broadcasting System, Inc.,
           Class A + ..............................              94
        75 Spartan Motors, Inc ....................             385
       400 Speedway Motorsports, Inc ..............           5,756
     1,600 Stage Stores, Inc ......................          20,736
       200 Stanley Furniture Co., Inc .............           2,074
     1,000 Stanley Works (The) ....................          42,690
     8,075 Staples, Inc ...........................         187,502
    11,200 Starbucks Corp. + ......................         231,280
     1,473 Starwood Hotels & Resorts Worldwide,
           Inc ....................................          48,653
        50 Steak N Shake Co. (The) + ..............             588
       100 Steinway Musical Instruments + .........           1,187
     1,500 Steven Madden, Ltd. + ..................          55,215
       900 Stewart Enterprises, Inc., Class A .....           4,707
       150 Superior Industries International, Inc .           2,130
     1,300 Syms Corp. + ...........................          10,517
       600 Systemax, Inc. + .......................           7,278
     1,500 Talbots, Inc ...........................          13,845
     9,500 Target Corp ............................         443,460
       729 Tarragon Corp. + .......................              15
       450 Tenneco, Inc. + ........................           5,868


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 9.7% (CONTINUED)
     1,500 Texas Roadhouse, Inc., Class A + .......  $       15,930
     1,500 Thor Industries, Inc ...................          46,425
     1,043 Ticketmaster Entertainment, Inc. + .....          12,193
     3,300 Tiffany & Co ...........................         127,149
       400 Timberland Co., Class A + ..............           5,568
     4,099 Time Warner Cable, Inc., Class A .......         176,626
    15,858 Time Warner, Inc .......................         456,393
     6,200 TJX Cos., Inc ..........................         230,330
     1,600 Toll Brothers, Inc. + ..................          31,264
       637 TOUSA, Inc. + ..........................              10
       200 Trans World Entertainment + ............             182
       100 TravelCenters of America LLC + .........             559
       300 True Religion Apparel, Inc. + ..........           7,779
     1,000 TRW Automotive Holdings Corp. + ........          16,750
       200 Tuesday Morning Corp. + ................             832
       750 Tupperware Brands Corp .................          29,940
     1,200 Tween Brands, Inc. + ...................          10,068
       900 Ulta Salon Cosmetics & Fragrance, Inc. +          14,859
       200 Unifirst Corp ..........................           8,890
       200 Universal Electronics, Inc. + ..........           4,084
       500 Universal Technical Institute, Inc. + ..           9,850
     2,500 Urban Outfitters, Inc. + ...............          75,425
       200 Value Line, Inc ........................           6,174
       300 Valuevision Media, Inc., Class A + .....             993
     1,250 VF Corp ................................          90,538
     8,537 Viacom, Inc., Class B + ................         239,377
     5,125 Virgin Media Inc .......................          71,340
        50 Visteon Corp. + ........................               9
       800 Volcom, Inc. + .........................          13,184
       591 WABCO Holdings, Inc ....................          12,411
       600 Walking Co. Holdings, Inc. (The) + .....             606
    26,420 Walt Disney Co. (The) ..................         725,493
       100 Warnaco Group, Inc. (The) + ............           4,386
     1,150 Warner Music Group Corp. + .............           6,360
       296 Weight Watchers International, Inc .....           8,122
     6,000 Wendy's/Arby's Group, Inc., Class A ....          28,380
         5 Westwood One, Inc. + ...................              34
     1,172 Whirlpool Corp .........................          81,993
     2,600 Williams-Sonoma, Inc ...................          52,598
       500 Winnebago Industries ...................           7,355
       400 Wolverine World Wide, Inc ..............           9,936
       600 World Wrestling Entertainment, Inc.,
           Class A ................................           8,406
       100 WorldSpace, Inc., Class A + ............               1
       795 WPT Enterprises, Inc. + ................             779
     2,085 Wyndham Worldwide Corp .................          34,027
     1,300 Wynn Resorts, Ltd. + ...................          92,157
       100 Young Broadcasting, Inc., Class A +                    1
     6,550 Yum! Brands, Inc .......................         221,128
     1,900 Zale Corp. + ...........................          13,585
                                                     --------------
                                                         16,423,279
                                                     --------------
CONSUMER STAPLES -- 10.1%
     1,000 Alberto-Culver Co., Class B ............          27,680
       200 Alico, Inc .............................           5,878
     2,200 Alliance One International, Inc. + .....           9,856
    31,675 Altria Group, Inc ......................         564,132
        50 Andersons, Inc. (The) ..................           1,760
    10,586 Archer-Daniels-Midland Co ..............         309,323
     4,950 Avon Products, Inc .....................         168,102
       312 Boston Beer Co., Inc., Class A + .......          11,569
     2,200 Brown-Forman Corp., Class B ............         106,084
     1,900 Bunge, Ltd .............................         118,959
     3,175 Campbell Soup Co .......................         103,568
       500 Chattem, Inc. + ........................          33,205
     1,500 Chiquita Brands International, Inc. + ..          24,240
     1,100 Church & Dwight Co., Inc ...............          62,414
     2,300 Clorox Co ..............................         135,286
    32,220 Coca-Cola Co. (The) ....................       1,730,214

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER STAPLES -- 10.1% (CONTINUED)
     3,920 Coca-Cola Enterprises, Inc .............  $       83,927
     8,180 Colgate-Palmolive Co ...................         623,970
     7,073 ConAgra Foods, Inc .....................         153,343
     2,550 Constellation Brands, Inc., Class A + ..          38,633
       800 Corn Products International, Inc .......          22,816
     5,850 Costco Wholesale Corp ..................         330,291
    22,242 CVS/Caremark Corp ......................         794,929
       650 Darling International, Inc. + ..........           4,778
     2,634 Dean Foods Co. + .......................          46,859
     2,705 Del Monte Foods Co .....................          31,324
       100 Diedrich Coffee, Inc. + ................           2,405
     5,400 Dr. Pepper Snapple Group, Inc. + .......         155,250
     1,300 Energizer Holdings, Inc. + .............          86,242
     1,100 Estee Lauder Cos., Inc. (The), Class A .          40,788
     1,125 Flowers Foods, Inc .....................          29,576
     5,100 General Mills, Inc .....................         328,338
     2,800 Great Atlantic & Pacific Tea Co. + .....          24,948
     1,100 Hansen Natural Corp. + .................          40,414
       800 Herbalife, Ltd .........................          26,192
     2,600 Hershey Co. (The) ......................         101,036
     4,850 HJ Heinz Co ............................         192,787
     2,550 Hormel Foods Corp ......................          90,576
     1,550 Ingles Markets, Inc., Class A ..........          24,537
     2,500 Inter Parfums, Inc .....................          30,525
     1,400 JM Smucker Co. (The) ...................          74,214
     3,150 Kellogg Co .............................         155,075
     6,474 Kimberly-Clark Corp ....................         381,837
    20,471 Kraft Foods, Inc., Class A .............         537,773
     9,325 Kroger Co. (The) .......................         192,468
     2,525 Lorillard, Inc .........................         187,607
       700 Mannatech, Inc .........................           2,681
     1,750 McCormick & Co., Inc ...................          59,395
       200 MGP Ingredients, Inc. + ................             872
     2,200 Molson Coors Brewing Co., Class B ......         107,096
       100 Natural Health Trends Corp. + ..........              50
       850 NBTY, Inc. + ...........................          33,643
     1,970 Pepsi Bottling Group, Inc ..............          71,787
     1,500 PepsiAmericas, Inc .....................          42,840
    23,840 PepsiCo, Inc ...........................       1,398,454
    28,225 Philip Morris International, Inc .......       1,375,687
     1,200 Prestige Brands Holdings, Inc. + .......           8,448
       585 Pricesmart, Inc ........................          10,969
    44,352 Procter & Gamble Co ....................       2,568,868
       700 Ralcorp Holdings, Inc. + ...............          40,929
       100 Reliv International, Inc ...............             334
     2,714 Reynolds American, Inc .................         120,827
    15,950 Rite Aid Corp. + .......................          26,158
        70 Rocky Mountain Chocolate Factory, Inc ..             633
     4,900 Safeway, Inc ...........................          96,628
        50 Sanderson Farms, Inc ...................           1,882
     9,520 Sara Lee Corp ..........................         106,053
       700 SIRVA, Inc. + ..........................              --
       900 Smithfield Foods, Inc. + ...............          12,420
       200 Spectrum Brands, Inc. + ................              --
     2,500 Star Scientific, Inc. + ................           2,325
     3,036 SUPERVALU, Inc .........................          45,722
     8,500 SYSCO Corp .............................         211,225
     7,205 Tyson Foods, Inc., Class A .............          90,999
       198 USANA Health Sciences, Inc. + ..........           6,754
    15,150 Walgreen Co ............................         567,670
    33,395 Wal-Mart Stores, Inc ...................       1,639,361
     1,500 WD-40 Co ...............................          42,600
     2,425 Whole Foods Market, Inc. + .............          73,938
                                                     --------------
                                                         17,012,976
                                                     --------------
ENERGY -- 11.4%
     3,550 Allis-Chalmers Energy, Inc. + ..........          15,478
     1,500 Alon USA Energy, Inc ...................          14,895
       750 Alpha Natural Resources, Inc. + ........          26,325


   SHARES                                                 VALUE
   ------                                                 -----
ENERGY -- 11.4% (CONTINUED)
       100 American Oil & Gas, Inc. + .............  $          197
     8,756 Anadarko Petroleum Corp ................         549,264
     5,106 Apache Corp ............................         468,884
     1,000 Approach Resources, Inc. + .............           9,080
     3,500 Arch Coal, Inc .........................          77,455
       580 Atlas Energy, Inc ......................          15,701
     2,300 Atlas Pipeline Holdings, LP ............           8,740
     3,250 Baker Hughes, Inc ......................         138,645
       600 Barnwell Industries, Inc. + ............           2,610
       900 Basic Energy Services, Inc. + ..........           7,641
     1,900 Berry Petroleum Co., Class A ...........          50,882
       900 BioFuel Energy Corp. + .................             612
     3,672 BJ Services Co .........................          71,347
       900 Bolt Technology Corp. + ................          11,313
    10,400 Boots & Coots, Inc. + ..................          16,744
     1,600 BPZ Resources, Inc. + ..................          12,032
     4,300 Brigham Exploration Co. + ..............          39,044
       200 Bristow Group, Inc. + ..................           5,938
       375 Bronco Drilling Co., Inc. + ............           2,456
       900 Cabot Oil & Gas Corp ...................          32,175
     1,218 Cal Dive International, Inc. + .........          12,046
     4,500 Callon Petroleum Co. + .................           8,235
     2,000 Calumet Specialty Products Partners, LP           31,680
     5,300 Cameron International Corp. + ..........         200,446
        50 CARBO Ceramics, Inc ....................           2,577
       200 Cheniere Energy, Inc. + ................             586
     8,500 Chesapeake Energy Corp .................         241,400
    30,699 Chevron Corp ...........................       2,162,131
     1,047 Cimarex Energy Co ......................          45,356
     1,500 Clayton Williams Energy, Inc. + ........          45,180
     1,600 Clean Energy Fuels Corp. + .............          23,056
       800 Complete Production Services, Inc. + ...           9,040
     2,200 Comstock Resources, Inc. + .............          88,176
     1,500 Concho Resources, Inc. + ...............          54,480
    22,701 ConocoPhillips .........................       1,025,177
     1,700 Consol Energy, Inc .....................          76,687
       200 Cross Timbers Royalty Trust ............           6,098
     2,500 Crosstex Energy, Inc ...................          13,200
     1,000 CVR Energy, Inc. + .....................          12,440
     2,000 Dawson Geophysical Co. + ...............          54,760
     1,000 Delek US Holdings, Inc .................           8,570
     2,500 Delta Petroleum Corp. + ................           4,375
     4,550 Denbury Resources, Inc. + ..............          68,842
     5,636 Devon Energy Corp ......................         379,472
       500  DHT Maritime, Inc .....................           1,880
     1,650 Diamond Offshore Drilling, Inc .........         157,608
     1,500 Dresser-Rand Group, Inc. + .............          46,605
    11,064 El Paso Corp ...........................         114,180
       950 Encore Acquisition Co. + ...............          35,530
        15 Energy Partners, Ltd. + ................             112
     1,650 Energy Transfer Equity, LP .............          46,200
     2,200 ENSCO International, Inc ...............          93,588
     2,875 EOG Resources, Inc .....................         240,091
       400 Evergreen Energy, Inc. + ...............             248
     4,400 EXCO Resources, Inc ....................          82,236
     1,612 Exterran Holdings, Inc. + ..............          38,269
    74,800 Exxon Mobil Corp .......................       5,132,028
     1,878 FMC Technologies, Inc. + ...............          98,107
       950 Forest Oil Corp. + .....................          18,591
     1,100 Frontier Oil Corp ......................          15,312
     1,500 General Maritime Corp ..................          11,610
     2,100 Geokinetics, Inc. + ....................          44,520
       100 GeoMet, Inc. + .........................             169
       500 Georesources, Inc. + ...................           5,525
     1,450 Global Industries, Ltd. + ..............          13,775
     1,500 GMX Resources, Inc. + ..................          23,565
       381 Gulf Island Fabrication, Inc ...........           7,140
     2,000 Gulfmark Offshore, Inc. + ..............          65,480
     1,250 Gulfport Energy Corp. + ................          10,925

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
ENERGY -- 11.4% (CONTINUED)
    13,050 Halliburton Co .........................  $      353,916
     1,000 Helix Energy Solutions Group, Inc. + ...          14,980
     1,750 Helmerich & Payne, Inc .................          69,177
     1,900 Hercules Offshore, Inc. + ..............           9,329
     3,752 Hess Corp ..............................         200,582
       500 Hornbeck Offshore Services, Inc. + .....          13,780
     6,725 International Coal Group, Inc. + .......          27,102
       250 ION Geophysical Corp. + ................             880
     2,050 James River Coal Co. + .................          39,175
     1,200 Key Energy Services, Inc. + ............          10,440
       716 Kinder Morgan Management LLC + .........          33,903
     7,300 Kodiak Oil & Gas Corp. + ...............          17,520
     3,200 Linn Energy, LLC .......................          73,312
     1,486 Magellan Midstream Partners, LP ........          55,888
     9,622 Marathon Oil Corp ......................         306,942
     1,000 Mariner Energy, Inc. + .................          14,180
       200 Martin Midstream Partners, LP ..........           5,332
       900 Massey Energy Co .......................          25,101
       450 Matrix Service Co. + ...................           4,891
     1,500 McMoRan Exploration Co. + ..............          11,325
     3,000 Murphy Oil Corp ........................         172,710
     3,500 Nabors Industries, Ltd. + ..............          73,150
       400 National Coal Corp. + ..................             492
     5,845 National Oilwell Varco, Inc. + .........         252,095
     1,500 Natural Gas Services Group, Inc. + .....          26,430
     2,225 Newfield Exploration Co. + .............          94,696
     3,175 Newpark Resources, Inc. + ..............          10,192
       100 NGAS Resources, Inc. + .................             239
     1,300 Noble Energy, Inc ......................          85,748
    12,310 Occidental Petroleum Corp ..............         965,104
       600 Oceaneering International, Inc. + ......          34,050
       100 Omni Energy Services Corp. + ...........             155
     1,500 OYO Geospace Corp. + ...................          38,745
       100 Pacific Ethanol, Inc. + ................              51
     6,350 Parallel Petroleum Corp. + .............          20,129
     3,600 Parker Drilling Co. + ..................          19,656
       730 Patriot Coal Corp. + ...................           8,585
     1,950 Patterson-UTI Energy, Inc ..............          29,445
     4,250 Peabody Energy Corp ....................         158,185
     3,147 PetroHawk Energy Corp. + ...............          76,189
     1,996 Petroleum Development Corp. + ..........          37,245
     2,300 Petroquest Energy, Inc. + ..............          14,927
     2,950 Pioneer Drilling Co. + .................          21,653
     1,325 Pioneer Natural Resources Co ...........          48,084
       953 Plains Exploration & Production Co. + ..          26,360
     1,450 Pride International, Inc. + ............          44,138
     1,700 Pyramid Oil Co. + ......................           8,313
     3,200 Quicksilver Resources, Inc. + ..........          45,408
     3,700 Range Resources Corp ...................         182,632
     2,100 Rex Energy Corp. + .....................          17,535
       500 Rosetta Resources, Inc. + ..............           7,345
     3,100 Rowan, Inc .............................          71,517
     1,250 RPC, Inc ...............................          13,100
     1,600 Sandridge Energy + .....................          20,736
    18,300 Schlumberger, Ltd ......................       1,090,680
       500 SEACOR Holdings, Inc. + ................          40,815
        96 Seahawk Drilling, Inc. + ...............           2,985
     4,800 Smith International, Inc ...............         137,760
     1,172 Southern Union Co ......................          24,366
     4,500 Southwestern Energy Co. + ..............         192,060
     9,741 Spectra Energy Corp ....................         184,495
     1,550 St. Mary Land & Exploration Co .........          50,313
     1,090 Stone Energy Corp. + ...................          17,778
     1,065 Sunoco, Inc ............................          30,299
     2,650 Superior Energy Services, Inc. + .......          59,678
     1,650 Superior Well Services, Inc. + .........          15,972
     1,500 Swift Energy Co. + .....................          35,520
     3,500 Syntroleum Corp. + .....................           9,450
       500 T-3 Energy Services, Inc. + ............           9,850


   SHARES                                                 VALUE
   ------                                                 -----
ENERGY -- 11.4% (CONTINUED)
     1,500 Teekay Corp ............................  $       32,805
     3,300 Tesoro Corp ............................          49,434
     1,500 Tetra Technologies, Inc. + .............          14,535
       202 TGC Industries, Inc. + .................             980
       750 Tidewater, Inc .........................          35,317
       500 Toreador Resources Corp ................           4,995
     4,500 Trico Marine Services, Inc. + ..........          34,740
       750 TXCO Resources, Inc. + .................             323
     2,465 Ultra Petroleum Corp. + ................         120,686
       200 Union Drilling, Inc. + .................           1,528
       850 Uranium Resources, Inc. + ..............             977
     1,150 USEC, Inc. + ...........................           5,394
     1,100 Vaalco Energy, Inc .....................           5,060
     9,514 Valero Energy Corp .....................         184,476
     1,550 Venoco, Inc. + .........................          17,841
       462 VeraSun Energy Corp. + .................               4
         8 Verenium Corp. + .......................              55
       800 W&T Offshore, Inc ......................           9,368
       300 Warren Resources, Inc. + ...............             888
     1,500 Western Refining, Inc. + ...............           9,675
       500 Westmoreland Coal Co. + ................           4,065
     8,250 Williams, Inc ..........................         147,427
     8,310 XTO Energy, Inc ........................         343,369
                                                     --------------
                                                         19,293,519
                                                     --------------
FINANCIALS -- 16.3%
       200 21st Century Holding Co ................             792
       900 Abington Bancorp, Inc ..................           6,966
         1 AcadiaRealtyTrust ......................              15
       600 Advance America Cash Advance Centers,
           Inc ....................................           3,360
       300 Advanta Corp., Class B .................             168
       200 Affirmative Insurance Holdings, Inc ....             984
     7,150 Aflac, Inc .............................         305,591
     8,075 Allstate Corp. (The) ...................         247,257
       100 Altisource Portfolio Solutions SA + ....           1,444
     1,725 AMB Property Corp ......................          39,589
       519 Ambac Financial Group, Inc .............             872
       411 Amcore Financial, Inc ..................             658
       807 American Campus Communities, Inc .......          21,668
     1,100 American Equity Investment Life Holding
           Co .....................................           7,722
    15,250 American Express Co ....................         516,975
     1,100 American Financial Group, Inc ..........          28,050
       550 AmeriCredit Corp. + ....................           8,684
     3,080 Ameriprise Financial, Inc ..............         111,896
       310 Anchor Bancorp Wisconsin, Inc ..........             403
     8,225 Annaly Capital Management, Inc .........         149,202
     1,500 Anworth Mortgage Asset Corp ............          11,820
     3,950 AON Corp ...............................         160,725
     1,256 Apartment Investment & Management
           Co., Class A ...........................          18,526
       200 Arbor Realty Trust, Inc ................             568
       800 Arch Capital Group, Ltd. + .............          54,032
        85 Arlington Asset Investment Corp.,
           Class A + ..............................              42
     1,500 Arthur J. Gallagher & Co ...............          36,555
       544 Ashford Hospitality Trust, Inc .........           1,882
     1,200 Aspen Insurance Holdings, Ltd ..........          31,764
       400 Asset Acceptance Capital Corp. + .......           2,900
     2,854 Associated Banc-Corp ...................          32,593
       300 Associated Estates Realty Corp .........           2,886
     1,600 Assurant, Inc ..........................          51,296
       600 Assured Guaranty, Ltd ..................          11,652
       700 Astoria Financial Corp .................           7,728
     1,347 AvalonBay Communities, Inc .............          97,967
       600 Avatar Holdings, Inc. + ................          11,400
     2,100 Axis Capital Holdings, Ltd .............          63,378
        50 Bancorp, Inc. + ........................             286

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.3% (CONTINUED)
     2,650 Bancorpsouth, Inc ......................  $       64,687
   120,348 Bank of America Corp ...................       2,036,288
     2,250 Bank of Hawaii Corp ....................          93,465
    18,363 Bank of New York Mellon Corp. (The) ....         532,343
        80 BankAtlantic Bancorp, Inc., Class A ....             232
       700 BankFinancial Corp .....................           6,706
     9,325 BB&T Corp ..............................         254,013
       500 Beneficial Mutual Bancorp, Inc. + ......           4,565
       624 Berkshire Hathaway, Inc., Class B + ....       2,073,552
     1,000 BGC Partners, Inc., Class A ............           4,280
     1,000 BioMed Realty Trust, Inc ...............          13,800
     1,500 BlackRock, Inc., Class A ...............         325,230
     1,000 Boston Private Financial Holdings, Inc .           6,510
     2,125 Boston Properties, Inc .................         139,294
     2,988 Brandywine Realty Trust ................          32,988
     1,325 BRE Properties, Inc ....................          41,473
     1,000 Broadpoint Gleacher Securities, Inc. + .           8,340
     4,775 Brookfield Properties Corp .............          53,766
     1,400 Brown & Brown, Inc .....................          26,824
       100 Camden National Corp ...................           3,304
     1,425 Camden Property Trust ..................          57,428
       350 Capital City Bank Group, Inc ...........           4,970
       200 Capital Corp of the West + .............               3
     6,250 Capital One Financial Corp .............         223,313
     3,839 CapitalSource, Inc .....................          16,661
       700 CapLease, Inc ..........................           2,821
     1,700 Capstead Mortgage Corp .................          23,647
       100 Cardinal Financial Corp ................             823
     1,000 Cascade Bancorp ........................           1,210
       288 Cathay General Bancorp .................           2,330
     4,425 CB Richard Ellis Group, Inc., Class A +  .        51,950
     2,580 CBL & Associates Properties, Inc .......          25,026
       650 Cedar Shopping Centers, Inc ............           4,192
       700 Centerline Holding Co., LP .............             189
    14,714 Charles Schwab Corp. (The) .............         281,773
       400 Charter Financial Corp .................           4,824
     1,500 Chemical Financial Corp ................          32,685
    13,200 Chimera Investment Corp ................          50,424
     5,300 Chubb Corp .............................         267,173
     2,394 Cincinnati Financial Corp ..............          62,220
    12,571 CIT Group, Inc .........................          15,211
    95,750 Citigroup, Inc .........................         463,430
       657 Citizens Republic Bancorp, Inc. + ......             499
     2,500 City Bank ..............................           6,475
     1,500 City Holding Co ........................          44,715
       700 City National Corp .....................          27,251
       975 CME Group, Inc., Class A ...............         300,485
     1,500 CNA Financial Corp .....................          36,210
       500 CNA Surety Corp. + .....................           8,100
       750 CoBiz Financial, Inc ...................           3,735
     1,000 Cogdell Spencer, Inc ...................           4,800
       350 Cohen & Steers, Inc ....................           8,400
       950 Colonial BancGroup, Inc. (The) .........              63
       429 Colonial Properties Trust ..............           4,174
       276 Columbia Banking System, Inc ...........           4,568
     3,773 Comerica, Inc ..........................         111,945
     2,500 Commerce Bancshares, Inc. ..............          93,100
       563 Community Bancorp + ....................              34
       500 Community Bank System, Inc .............           9,135
       100 Community Trust Bancorp, Inc ...........           2,617
       200 CompuCredit Holdings Corp. + ...........             942
     6,200 Conseco, Inc. + ........................          32,612
       850 Corporate Office Properties Trust ......          31,348
       800 Corus Bankshares, Inc. + ...............              72
     5,500 Crawford & Co., Class B + ..............          24,255
     1,300 Credit Acceptance Corp. + ..............          41,028
       450 Cullen/Frost Bankers, Inc ..............          23,238
     1,000 CVB Financial Corp .....................           7,590
     4,650 DCT Industrial Trust, Inc ..............          23,762


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.3% (CONTINUED)
        23 Deerfield Capital Corp .................  $          161
       322 Delphi Financial Group, Inc., Class A ..           7,287
     2,495 Developers Diversified Realty Corp .....          23,054
     1,900 DiamondRock Hospitality Co .............          15,390
       500 Digital Realty Trust, Inc ..............          22,855
     7,425 Discover Financial Services ............         120,508
     1,100 Donegal Group, Inc., Class A ...........          16,984
     1,100 Douglas Emmett, Inc ....................          13,508
       400 Duff & Phelps Corp., Class A ...........           7,664
     4,601 Duke Realty Corp .......................          55,258
    17,487 E*Trade Financial Corp. + ..............          30,602
     2,000 East West Bancorp, Inc .................          16,600
     1,325 Eaton Vance Corp .......................          37,087
     1,000 Education Realty Trust, Inc ............           5,930
     1,500 eHealth, Inc. + ........................          21,780
       200 Encore Capital Group, Inc. + ...........           2,690
     1,500 Endurance Specialty Holdings, Ltd ......          54,705
        50 Enterprise Financial Services Corp .....             462
     4,779 Equity Residential .....................         146,715
       700 Everest Re Group, Ltd ..................          61,390
     2,000 Extra Space Storage, Inc ...............          21,100
     9,725 Fannie Mae + ...........................          14,782
       974 FBL Financial Group, Inc., Class A .....          18,925
       400 Federal Realty Investment Trust ........          24,548
     1,200 Federated Investors, Inc., Class B .....          31,644
     1,000 FelCor Lodging Trust, Inc ..............           4,530
     2,100 FFD Financial Corp .....................          26,250
     3,291 Fidelity National Financial, Inc.,
           Class A ................................          49,628
     9,901 Fifth Third Bancorp ....................         100,297
     1,200 Financial Institutions, Inc ............          11,964
       100 First Acceptance Corp. + ...............             270
     1,392 First American Corp ....................          45,059
     2,500 First Bancorp ..........................           7,625
       300 First Bancorp ..........................           5,415
       500 First Cash Financial Services, Inc. + ..           8,565
       800 First Commonwealth Financial Corp ......           4,544
       425 First Community Bancshares, Inc ........           5,363
       100 First Financial Corp ...................           3,064
     2,257 First Horizon National Corp. + .........          29,864
       650 First Industrial Realty Trust, Inc .....           3,412
        50 First Marblehead Corp. (The) + .........             110
     2,008 First Niagara Financial Group, Inc .....          24,759
       800 First Potomac Realty Trust .............           9,248
       200 First State Bancorporation + ...........             238
     1,107 FirstMerit Corp ........................          21,066
       200 Flagstar Bancorp, Inc. + ...............             206
       950 Flagstone Reinsurance Holdings, Ltd ....          10,716
     1,500 FNB Corp ...............................          10,665
     4,000 Forest City Enterprises, Inc., Class A .          53,480
     1,000 Forestar Group, Inc. + .................          17,180
     9,800 Fortress Investment Group LLC,
           Class A + ..............................          50,960
       350 Franklin Bank Corp. + ..................               5
     2,450 Franklin Resources, Inc ................         246,470
       950 Franklin Street Properties Corp ........          12,445
     5,725 Freddie Mac + ..........................          10,305
       150 Fremont General Corp. + ................              46
     4,900 Frontier Financial Corp ................           5,341
     2,734 Fulton Financial Corp ..................          20,122
       440 FX Real Estate and Entertainment, Inc. +              40
       450 General Growth Properties, Inc .........           2,165
     5,850 Genworth Financial, Inc., Class A ......          69,908
       400 Getty Realty Corp ......................           9,816
       900 Glacier Bancorp, Inc ...................          13,446
     3,100 GLG Partners, Inc ......................          12,493
       800 Glimcher Realty Trust ..................           2,936
     6,620 Goldman Sachs Group, Inc. (The) ........       1,220,397
       435 Gramercy Capital Corp ..................           1,057
       338 Green Bankshares, Inc ..................           1,690

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.3% (CONTINUED)
       300 Grubb & Ellis Co. + ....................  $          507
     1,000 Guaranty Bancorp + .....................           1,480
       708 Guaranty Financial Group, Inc. + .......              89
       100 Hallmark Financial Services + ..........             805
       550 Hanmi Financial Corp. + ................             902
     1,400 Hanover Insurance Group, Inc. (The) ....          57,862
     1,500 Harleysville Group, Inc ................          47,475
     4,750 Hartford Financial Services Group, Inc .         125,875
     1,175 HCC Insurance Holdings, Inc ............          32,136
     3,625 HCP, Inc ...............................         104,182
     1,200 Health Care REIT, Inc ..................          49,944
        50 Heritage Commerce Corp .................             236
       700 Hersha Hospitality Trust ...............           2,170
       650 Highwoods Properties, Inc ..............          20,442
     1,500 Hilltop Holdings, Inc. + ...............          18,390
       600 Home Bancshares, Inc ...................          13,152
     1,000 Horace Mann Educators Corp .............          13,970
     1,000 Hospitality Properties Trust ...........          20,370
    10,600 Host Hotels & Resorts, Inc .............         124,762
     5,175 HRPT Properties Trust ..................          38,916
     6,626 Hudson City Bancorp, Inc ...............          87,132
    11,351 Huntington Bancshares, Inc .............          53,463
        85 IMPAC Mortgage Holdings, Inc. + ........             179
     1,200 Imperial Capital Bancorp, Inc. + .......             468
       150 Independent Bank Corp ..................             285
     2,225 IndyMac Bancorp, Inc. + ................             210
     1,500 Infinity Property & Casualty ...........          63,720
     1,100 Inland Real Estate Corp ................           9,636
       875 IntercontinentalExchange, Inc. + .......          85,041
       500 International Assets Holding Corp. + ...           8,255
       700 International Bancshares Corp ..........          11,417
       550 Intervest Bancshares Corp., Class A ....           1,980
     5,700 Invesco, Ltd ...........................         129,732
       500 Investment Technology Group, Inc. + ....          13,960
       800 Investors Bancorp, Inc. + ..............           8,488
     1,800 Investors Real Estate Trust ............          16,272
       100 Irwin Financial Corp. + ................               5
     1,564 iStar Financial, Inc ...................           4,755
     2,475 Janus Capital Group, Inc ...............          35,096
     1,700 Jefferies Group, Inc ...................          46,291
    59,859 JPMorgan Chase & Co ....................       2,623,021
       600 Kearny Financial Corp ..................           6,252
     8,973 Keycorp ................................          58,325
     7,025 Kimco Realty Corp ......................          91,606
       800 Kite Realty Group Trust ................           3,336
       800 KKR Financial Holdings LLC .............           3,696
     1,900 Knight Capital Group, Inc., Class A + ..          41,325
       200 LaBranche & Co., Inc. + ................             680
     1,500 LaSalle Hotel Properties ...............          29,490
     1,200 Lazard, Ltd., Class A, LP ..............          49,572
     2,700 Legg Mason, Inc ........................          83,781
     2,505 Leucadia National Corp .................          61,924
     1,577 Lexington Realty Trust .................           8,043
       950 Liberty Property Trust .................          30,904
     3,700 Lincoln National Corp ..................          95,867
     4,200 Loews Corp .............................         143,850
     1,500 LTC Properties, Inc ....................          36,060
     1,337 M&T Bank Corp ..........................          83,322
     1,248 Macerich Co. (The) .....................          37,852
     1,500 Mack-Cali Realty Corp ..................          48,495
     7,800 Maguire Properties, Inc. + .............          16,380
     1,000 Maiden Holdings, Ltd ...................           7,270
       700 Market Leader, Inc. + ..................           1,512
     6,470 Marsh & McLennan, Inc ..................         160,003
     8,232 Marshall & Ilsley Corp .................          66,432
       900 Max Capital Group, Ltd .................          19,233
       244 MB Financial, Inc ......................           5,117
     1,900 MBIA, Inc. + ...........................          14,744
       967 Meadowbrook Insurance Group, Inc .......           7,156


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.3% (CONTINUED)
       600 Medallion Financial Corp ...............  $        5,016
       500 Medical Properties Trust, Inc ..........           3,905
     8,821 MetLife, Inc ...........................         335,815
     2,600 MF Global, Ltd. + ......................          18,902
     4,500 MFA Mortgage Investments, Inc ..........          35,820
     1,500 MGIC Investment Corp ...................          11,115
       100 Mid-America Apartment Communities,
           Inc ....................................           4,513
       250 Midwest Banc Holdings, Inc. + ..........             178
       700 Montpelier Re Holdings, Ltd ............          11,424
     2,575 Moody's Corp ...........................          52,685
    18,625 Morgan Stanley .........................         575,140
     1,000 MSCI, Inc., Class A + ..................          29,620
       600 Nara Bancorp, Inc ......................           4,170
     2,450 NASDAQ OMX Group, Inc. + ...............          51,573
       400 National Interstate Corp ...............           7,000
     2,500 National Penn Bancshares, Inc ..........          15,275
     1,500 National Retail Properties, Inc ........          32,205
       850 Nationwide Health Properties, Inc ......          26,341
       500 NBT Bancorp, Inc .......................          11,270
     4,312 New York Community Bancorp, Inc ........          49,243
     2,600 NewAlliance Bancshares, Inc ............          27,820
       350 Newcastle Investment Corp ..............           1,040
        50 North Valley Bancorp ...................             149
     3,450 Northern Trust Corp ....................         200,652
       156 NorthStar Realty Finance Corp ..........             548
     4,550 NYSE Euronext ..........................         131,449
       300 Ocwen Financial Corp. + ................           3,396
     1,500 oday ...................................          31,695
     1,500 Old National Bancorp ...................          16,800
     2,612 Old Republic International Corp ........          31,814
       400 Old Second Bancorp, Inc ................           2,292
       800 Omega Healthcare Investors, Inc ........          12,816
       600 OneBeacon Insurance Group, Ltd.,
           Class A ................................           8,244
       432 Oriental Financial Group, Inc ..........           5,486
     3,000 Oritani Financial Corp .................          40,920
       283 Pacific Capital Bancorp NA .............             408
       200 Parkway Properties, Inc ................           3,940
       900 PartnerRe, Ltd .........................          69,246
     1,000 Penn Treaty American Corp ..............             230
     4,347 People's United Financial, Inc .........          67,639
       123 PHH Corp. + ............................           2,440
     8,750 Phoenix Cos., Inc. (The) ...............          28,438
     1,500 Pico Holdings, Inc. + ..................          50,025
     2,684 Plum Creek Timber Co., Inc .............          82,238
     7,325 PMI Group, Inc .........................          31,131
     4,475 Popular, Inc ...........................          12,664
       500 Post Properties, Inc ...................           9,000
     1,000 Preferred Bank .........................           3,260
       100 Primus Guaranty, Ltd. + ................             427
     4,400 Principal Financial Group, Inc .........         120,516
     1,222 PrivateBancorp, Inc ....................          29,890
       265 ProAssurance Corp. + ...................          13,830
     9,225 Progressive Corp. (The) ................         152,951
     6,744 ProLogis ...............................          80,388
     1,000 Protective Life Corp ...................          21,420
     1,500 Provident Financial Services, Inc ......          15,435
     1,050 Provident New York Bancorp .............          10,027
     7,250 Prudential Financial, Inc ..............         361,848
     2,139 Public Storage .........................         160,938
     2,077 Pzena Investment Management, Inc.,
           Class A ................................          16,969
     5,370 Radian Group, Inc ......................          56,815
       200 RAIT Financial Trust ...................             588
     1,000 Ramco-Gershenson Properties Trust ......           8,920
     1,200 Raymond James Financial, Inc ...........          27,936
     1,001 Rayonier, Inc ..........................          40,951
     2,900 Realty Income Corp .....................          74,385

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.3% (CONTINUED)
       700 Redwood Trust, Inc .....................  $       10,850
     1,825 Regency Centers Corp ...................          67,616
    16,806 Regions Financial Corp .................         104,365
       350 Reinsurance Group of America, Inc.,
           Class A ................................          15,610
       800 RenaissanceRe Holdings, Ltd ............          43,808
        50 Renasant Corp ..........................             743
       315 Republic Bancorp, Inc., Class A ........           6,287
       250 Resource America, Inc., Class A ........           1,203
       200 Resource Capital Corp ..................           1,088
       400 Riskmetrics Group, Inc. + ..............           5,848
     1,700 Roma Financial Corp ....................          21,131
     1,500 Safety Insurance Group, Inc ............          49,380
       600 Santander BanCorp + ....................           5,850
       200 Saul Centers, Inc ......................           6,420
       700 SeaBright Insurance Holdings, Inc. + ...           7,994
       750 Seacoast Banking Corp of Florida .......           1,890
       600 Selective Insurance Group ..............           9,438
     1,850 Senior Housing Properties Trust ........          35,354
       400 Signature Bank + .......................          11,600
     4,568 Simon Property Group, Inc ..............         317,156
     1,500 SL Green Realty Corp ...................          65,775
     5,500 SLM Corp. + ............................          47,960
       150 South Financial Group, Inc. (The) ......             221
       994 Southern Missouri Bancorp, Inc .........          10,536
        50 Southwest Bancorp, Inc .................             702
       300 Sovran Self Storage, Inc ...............           9,129
     1,500 St. Joe Co. (The) + ....................          43,680
       490 StanCorp Financial Group, Inc ..........          19,781
       400 State Auto Financial Corp ..............           7,172
     7,815 State Street Corp ......................         411,069
        50 Sterling Bancorp, Class N ..............             361
     1,100 Sterling Bancshares, Inc ...............           8,041
       394 Sterling Financial Corp ................             788
       300 Stewart Information Services Corp ......           3,711
       100 Strategic Hotels & Resorts, Inc ........             259
        50 Suffolk Bancorp ........................           1,481
       822 Sun Bancorp, Inc. + ....................           4,340
       500 Sun Communities, Inc ...................          10,760
     1,095 Sunstone Hotel Investors, Inc ..........           7,774
     6,580 SunTrust Banks, Inc ....................         148,379
       150 Superior Bancorp + .....................             366
       690 Susquehanna Bancshares, Inc ............           4,064
       650 SVB Financial Group + ..................          28,126
     4,731 Synovus Financial Corp .................          17,741
     4,525 T Rowe Price Group, Inc ................         206,793
       500 Taubman Centers, Inc ...................          18,040
       500  Taylor Capital Group, Inc. + ..........           3,300
     1,500 TCF Financial Corp .....................          19,560
     4,103 TD Ameritrade Holding Corp. + ..........          80,501
     1,550 Tejon Ranch Co. + ......................          39,804
     2,950 TFS Financial Corp .....................          35,105
       200 Thomas Weisel Partners Group, Inc. + ...           1,068
       225 Thornburg Mortgage, Inc. + .............               8
     1,200 Torchmark Corp .........................          52,116
       100 TowneBank ..............................           1,275
       100 TradeStation Group, Inc. + .............             815
     9,359 Travelers Cos., Inc. (The) .............         460,744
        90 Tree.com, Inc. + .......................             679
       950 Triad Guaranty, Inc. + .................           1,207
       400 Trico Bancshares .......................           6,560
     1,208 Trustco Bank Corp ......................           7,550
    29,109 U.S. Bancorp ...........................         636,323
     2,425 UCBH Holdings, Inc .....................           1,940
     2,328 UDR, Inc ...............................          36,643
       760 UMB Financial Corp .....................          30,734
       800 Umpqua Holdings Corp ...................           8,480
       650 United America Indemnity, Ltd.,
           Class A + ..............................           4,803
     2,374 United Community Banks, Inc. + .........          11,871


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.3% (CONTINUED)
       317 United Community Financial Corp. + .....  $          552
       403 United Financial Bankcorp, Inc .........           4,667
       300 United Fire & Casualty Co ..............           5,370
       400 United PanAm Financial Corp. + .........           1,380
       312 United Security Bancshares + ...........           1,404
       350 Unitrin, Inc ...........................           6,821
       200 Universal Health Realty Income Trust ...           6,510
     3,407 Unum Group .............................          73,046
       500 Urstadt Biddle Properties, Inc., Class A .         7,295
       937 U-Store-It Trust .......................           5,856
     1,582 Valley National Bancorp ................          19,443
     1,775 Ventas, Inc ............................          68,337
        25 Vineyard National Bancorp + ............               1
       565 Virginia Commerce Bancorp + ............           2,254
       157 Virtus Investment Partners, Inc. + .....           2,451
     2,867 Vornado Realty Trust ...................         184,663
        15 W Holding Co., Inc .....................             201
     3,687 W.R. Berkley Corp ......................          93,207
     1,400 Waddell & Reed Financial, Inc., Class A.          39,830
       219 Walter Investment Management Corp ......           3,508
     1,333 Washington Federal, Inc ................          22,474
       250 Washington Real Estate Investment Trust            7,200
       400 Washington Trust Bancorp, Inc ..........           7,008
       550 Waterstone Financial, Inc. + ...........           2,783
     3,400 Weingarten Realty Investors ............          67,728
    67,823 Wells Fargo & Co .......................       1,911,252
       400 Westamerica Bancorporation .............          20,800
     1,150 Western Alliance Bancorp + .............           7,256
       200 Westfield Financial, Inc ...............           1,694
     1,500 Whitney Holding Corp ...................          14,310
     2,200 Wilmington Trust Corp ..................          31,240
       700 Wilshire Bancorp, Inc ..................           5,138
        10 WP Stewart & Co., Ltd. + ...............              67
     4,225 XL Capital, Ltd., Class A ..............          73,769
     1,630 Zions Bancorporation ...................          29,291
       400 ZipRealty, Inc. + ......................           1,680
                                                     --------------
                                                         27,528,975
                                                     --------------
HEALTH CARE -- 12.4%
    23,700 Abbott Laboratories ....................       1,172,439
       100 Abraxis Bioscience, Inc. + .............           3,638
       100 Acadia Pharmaceuticals, Inc. + .........             171
       100 ADAM, Inc. + ...........................             348
       100 Adolor Corp. + .........................             159
     5,200 Aetna, Inc .............................         144,716
     1,500 Affymax, Inc. + ........................          35,835
       200 Affymetrix, Inc. + .....................           1,756
       300 Air Methods Corp. + ....................           9,771
       400 Akorn, Inc. + ..........................             548
       700 Albany Molecular Research, Inc. + ......           6,062
     1,500 Alexion Pharmaceuticals, Inc. + ........          66,810
       650 Align Technology, Inc. + ...............           9,243
     3,980 Allergan, Inc ..........................         225,905
       700 Alliance HealthCare Services, Inc. + ...           3,962
       100 Allos Therapeutics, Inc. + .............             725
     1,500 Allscripts-Misys Healthcare Solutions,
           Inc. ...................................          30,405
       100 Altus Pharmaceuticals, Inc. + ..........              20
       201 Amedisys, Inc. + .......................           8,770
     1,800 American Caresource Holdings, Inc. + ...           7,866
     1,500 American Medical Systems Holdings,
           Inc.+ ..................................          25,380
       600 AMERIGROUP Corp. + .....................          13,302
     2,380 AmerisourceBergen Corp., Class A .......          53,264
    15,502 Amgen, Inc. + ..........................         933,685
       300 Amicus Therapeutics, Inc. + ............           2,625
       250 AMN Healthcare Services, Inc. + ........           2,377
       400 Amsurg Corp., Class A + ................           8,492
     2,750 Amylin Pharmaceuticals, Inc. + .........          37,648
       600 Angeion Corp. +                                    2,334

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 12.4% (CONTINUED)
       500 Anika Therapeutics, Inc. + .............  $        3,250
       300 Arena Pharmaceuticals, Inc. + ..........           1,341
       400 Artes Medical, Inc. + ..................               4
     2,400 ARYx Therapeutics, Inc. + ..............           7,512
       900 Aspect Medical Systems, Inc. + .........          10,782
       500 AspenBio Pharma, Inc. + ................           1,020
       200 Atherogenics, Inc. + ...................              --
     8,988 Baxter International, Inc ..............         512,406
       800 Beckman Coulter, Inc ...................          55,152
     3,975 Becton Dickinson and Co ................         277,256
       800 Biodel, Inc. + .........................           4,296
       200 BioForm Medical, Inc. + ................             716
     2,555 Biogen Idec, Inc. + ....................         129,079
     1,000 BioMarin Pharmaceutical, Inc. + ........          18,080
       500 Bio-Rad Laboratories, Inc., Class A + ..          45,940
    19,939 Boston Scientific Corp. + ..............         211,154
    30,250 Bristol-Myers Squibb Co ................         681,230
     1,000 Brookdale Senior Living, Inc ...........          18,130
     1,000 Bruker Corp. + .........................          10,670
       200 BSD Medical Corp. + ....................             544
     1,725 C.R. Bard, Inc .........................         135,602
       700 Cadence Pharmaceuticals, Inc. + ........           7,742
     3,100 Cambrex Corp. + ........................          19,530
       100 Candela Corp. + ........................             330
       100 Capital Senior Living Corp. + ..........             610
     1,150 Caraco Pharmaceutical Laboratories,
           Ltd. + .................................           5,854
     4,586 Cardinal Health, Inc ...................         122,905
     2,293 CareFusion Corp. + .....................          49,987
     1,500 Celera Corp. + .........................           9,345
     5,550 Celgene Corp. + ........................         310,245
     6,800 Cell Therapeutics, Inc. + ..............           8,364
       600 Centene Corp. + ........................          11,364
       325 Cephalon, Inc. + .......................          18,928
     1,500 Cepheid, Inc. + ........................          19,830
     1,500 Cerner Corp. + .........................         112,200
     1,000 Charles River Laboratories
           International, Inc. + ..................          36,980
     3,400 Cigna Corp .............................          95,506
       200 Cleveland Biolabs, Inc. + ..............             834
     2,600 Community Health Systems, Inc. + .......          83,018
     1,500 Conceptus, Inc. + ......................          27,810
       300 Conmed Corp. + .........................           5,751
     1,500 Cornerstone Therapeutics, Inc. + .......           9,825
     1,450 Covance, Inc. + ........................          78,517
       616 Coventry Health Care, Inc. + ...........          12,295
       500 Cubist Pharmaceuticals, Inc. + .........          10,100
       100 CuraGen Corp. + ........................             147
     1,477 Cynosure, Inc., Class A + ..............          17,207
     2,300 Cytori Therapeutics, Inc. + ............           9,085
       975 DaVita, Inc. + .........................          55,224
     1,700 Dendreon Corp. + .......................          47,583
     2,075 DENTSPLY International, Inc ............          71,671
       100 Dialysis Corp. of America + ............             602
       500 Dionex Corp. + .........................          32,485
       100 Dyax Corp. + ...........................             359
     1,050 Edwards Lifesciences Corp. + ...........          73,405
    12,295 Eli Lilly & Co .........................         406,104
       200 Emergency Medical Services Corp.,
           Class A + ..............................           9,300
       793 Emergent Biosolutions, Inc. + ..........          14,004
     3,500 Emergent Group, Inc ....................          24,010
     1,650 Endo Pharmaceuticals Holdings, Inc. + ..          37,339
     1,100 eResearchTechnology, Inc. + ............           7,700
     2,200 ev3, Inc. + ............................          27,082
       800 Exelixis, Inc. + .......................           5,104
     3,500 Express Scripts, Inc., Class A + .......         271,530
        60 Facet Biotech Corp. + ..................           1,037
       100 Five Star Quality Care, Inc. + .........             366


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 12.4% (CONTINUED)
     2,600 Forest Laboratories, Inc. + ............  $       76,544
       300 Genoptix, Inc. + .......................          10,434
     1,375 Gen-Probe, Inc. + ......................          56,980
     1,550 Gentiva Health Services, Inc. + ........          38,766
     4,105 Genzyme Corp. + ........................         232,877
     1,100 Geron Corp. + ..........................           7,216
    13,200 Gilead Sciences, Inc. + ................         614,856
     1,500 Greatbatch, Inc. + .....................          33,705
       450 GTx, Inc. + ............................           5,760
     1,700 Halozyme Therapeutics, Inc. + ..........          12,087
     4,850 Health Management Associates, Inc.,
           Class A + ..............................          36,326
     1,700 Health Net, Inc. + .....................          26,180
     1,000 Healthsouth Corp. + ....................          15,640
     1,800 Henry Schein, Inc. + ...................          98,838
       300 Hill-Rom Holdings, Inc .................           6,534
     1,595 HLTH Corp. + ...........................          23,303
     3,952 Hologic, Inc. + ........................          64,576
     2,340 Hospira, Inc. + ........................         104,364
       650 Human Genome Sciences, Inc. + ..........          12,233
     1,500 Humana, Inc. + .........................          55,950
       200 Hythiam, Inc. + ........................             134
       200 ICU Medical, Inc. + ....................           7,372
     1,300 Idenix Pharmaceuticals, Inc. + .........           4,017
     1,888 Illumina, Inc. + .......................          80,240
       100 Immtech Pharmaceuticals, Inc., Class A +              15
       980 Immucor, Inc. + ........................          17,346
     1,000 IMS Health, Inc ........................          15,350
       200 Incyte Corp., Ltd. + ...................           1,350
       600 Infinity Pharmaceuticals, Inc. + .......           3,738
       300 Integra LifeSciences Holdings Corp. + ..          10,245
       450 InterMune, Inc. + ......................           7,169
       600 Intuitive Surgical, Inc. + .............         157,350
     1,500 Invacare Corp ..........................          33,420
     1,500 Inverness Medical Innovations, Inc. + ..          58,095
     1,500 IPC The Hospitalist Co., Inc. + ........          47,175
       200 IRIS International, Inc. + .............           2,260
       700 Isis Pharmaceuticals, Inc. + ...........          10,199
     2,300 Jazz Pharmaceuticals, Inc. + ...........          18,446
    42,185 Johnson & Johnson ......................       2,568,645
       300 Kendle International, Inc. + ...........           5,016
       300 Keryx Biopharmaceuticals, Inc. + .......             702
     1,500 Kindred Healthcare, Inc. + .............          24,345
       650 Kinetic Concepts, Inc. + ...............          24,037
     3,624 King Pharmaceuticals, Inc. + ...........          39,030
     4,500 KV Pharmaceutical Co., Class A + .......          13,815
     1,375 Laboratory Corp. of America Holdings + .          90,338
       200 LCA-Vision, Inc. + .....................           1,402
       600 LHC Group, Inc. + ......................          17,958
     2,833 Life Technologies Corp. + ..............         131,876
     2,165 LifePoint Hospitals, Inc. + ............          58,585
       100 Ligand Pharmaceuticals, Inc., Class B +              231
     2,200 Lincare Holdings, Inc. + ...............          68,750
       500 MAKO Surgical Corp. + ..................           4,380
     1,600 MannKind Corp. + .......................          15,760
       200 Maxygen, Inc. + ........................           1,338
     4,300 McKesson Corp ..........................         256,065
       200 MDRNA, Inc. + ..........................             280
       400 MedAssets, Inc. + ......................           9,028
     6,648 Medco Health Solutions, Inc. + .........         367,701
       300 Medicis Pharmaceutical Corp., Class A .            6,405
       500 Medivation, Inc. + .....................          13,570
    16,268 Medtronic, Inc .........................         598,662
    29,058 Merck & Co., Inc .......................         919,105
       100 Merge Healthcare, Inc. + ...............             411
     1,500 Merit Medical Systems, Inc. + ..........          25,995
       800 Micrus Endovascular Corp. + ............          10,360
       400 Molina Healthcare, Inc. + ..............           8,276
     1,200 Momenta Pharmaceuticals, Inc. + ........          12,732

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 12.4% (CONTINUED)
     4,150 Mylan, Inc. + ..........................  $       66,441
     1,500 Myriad Genetics, Inc. + ................          41,100
       375 Myriad Pharmaceuticals, Inc. + .........           2,197
       300 National Healthcare Corp ...............          11,187
       950 Nektar Therapeutics + ..................           9,253
       200 Neurocrine Biosciences, Inc. + .........             610
       300 Nighthawk Radiology Holdings, Inc. + ...           2,169
       100 Northstar Neuroscience, Inc ............               8
       900 Oculus Innovative Sciences, Inc. + .....           2,187
       200 Odyssey HealthCare, Inc. + .............           2,500
     1,000 Omnicare, Inc ..........................          22,520
     1,325 Onyx Pharmaceuticals, Inc. + ...........          39,710
     1,500 Optimer Pharmaceuticals, Inc. + ........          20,295
       750 Orexigen Therapeutics, Inc. + ..........           7,388
        50 Palomar Medical Technologies, Inc. + ...             810
     1,950 Patterson Cos., Inc. + .................          53,137
       800 PDI, Inc. + ............................           3,664
     3,200 PDL BioPharma, Inc .....................          25,216
     1,517 PerkinElmer, Inc .......................          29,187
     1,100 Perrigo Co .............................          37,389
   103,361 Pfizer, Inc ............................       1,710,625
     1,500 Pharmaceutical Product Development,
           Inc ....................................          32,910
     1,500 PharMerica Corp. + .....................          27,855
       400 Pozen, Inc. + ..........................           2,944
       800 Progenics Pharmaceuticals, Inc. + ......           4,192
     1,700 Providence Service Corp. (The) + .......          19,822
       500 PSS World Medical, Inc. + ..............          10,915
       200 Pure Bioscience + ......................             324
     2,225 Quest Diagnostics, Inc .................         116,123
     1,000 Questcor Pharmaceuticals, Inc. + .......           5,520
       600 Regeneron Pharmaceuticals, Inc. + ......          11,580
       400 Repros Therapeutics, Inc. + ............             360
       600 Res-Care, Inc. + .......................           8,526
     1,000 Resmed, Inc. + .........................          45,200
     1,600 Rigel Pharmaceuticals, Inc. + ..........          13,120
       418 RTI Biologics, Inc. + ..................           1,818
       500 RXi Pharmaceuticals Corp. + ............           1,225
     1,500 Salix Pharmaceuticals, Ltd. + ..........          31,890
       300 Sangamo Biosciences, Inc. + ............           2,463
       800 Savient Pharmaceuticals, Inc. + ........          12,160
    22,125 Schering-Plough Corp ...................         625,031
     1,500 Seattle Genetics, Inc. + ...............          21,045
     1,700 Sepracor, Inc. + .......................          38,930
     1,500 Sequenom, Inc. + .......................           4,845
       450 Sirona Dental Systems, Inc. + ..........          13,388
       700 Skilled Healthcare Group, Inc.,
           Class A + ..............................           5,621
       600 Solta Medical, Inc. + ..................           1,362
       100 Somaxon Pharmaceuticals, Inc. + ........             238
     5,350 St. Jude Medical, Inc. + ...............         208,704
     2,150 STERIS Corp ............................          65,468
     4,070 Stryker Corp ...........................         184,900
       700 Sun Healthcare Group, Inc. + ...........           6,048
       200 Symmetry Medical, Inc. + ...............           2,074
       400 Synta Pharmaceuticals Corp. + ..........           1,240
     1,000 Techne Corp ............................          62,550
     1,000 Teleflex, Inc ..........................          48,310
       400 Telik, Inc. + ..........................             318
     8,226 Tenet Healthcare Corp. + ...............          48,369
     7,059 Thermo Fisher Scientific, Inc. + .......         308,267
       700 Thoratec Corp. + .......................          21,189
     1,000 TranS1, Inc. + .........................           4,810
        50 Transcend Services, Inc. + .............             874
        80 Transcept Pharmaceuticals, Inc. + ......           1,106
       600 Triple-S Management Corp., Class B + ...          10,062
       600 United American Healthcare Corp. + .....             624
       600 United Therapeutics Corp. + ............          29,394
    16,712 UnitedHealth Group, Inc ................         418,468
       500 Universal American Corp. + .............           4,710


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 12.4% (CONTINUED)
       750 Valeant Pharmaceuticals International +   $       21,045
     1,100 Varian Medical Systems, Inc. + .........          46,343
     1,500 VCA Antech, Inc. + .....................          40,335
     2,100 Vertex Pharmaceuticals, Inc. + .........          79,590
       800 Viropharma, Inc. + .....................           7,696
       500 Virtual Radiologic Corp. + .............           6,515
       500 Volcano Corp. + ........................           8,410
     1,000 Warner Chilcott PLC, Class A + .........          21,620
       600 Waters Corp. + .........................          33,516
     2,850 Watson Pharmaceuticals, Inc. + .........         104,424
     6,691 WellPoint, Inc. + ......................         316,886
     1,500 Wright Medical Group, Inc. + ...........          26,790
    20,450 Wyeth ..................................         993,461
     1,500 XenoPort, Inc. + .......................          31,845
     3,500 Zimmer Holdings, Inc. + ................         187,075
     2,800 Zymogenetics, Inc. + ...................          16,912
                                                     --------------
                                                         20,920,470
                                                     --------------
INDUSTRIALS -- 10.4%
    10,300 3M Co ..................................         760,140
       300 Acacia Research-Acacia Technologies + ..           2,613
     2,525 Access to Money, Inc. + ................           1,136
       200 Accuride Corp. + .......................              55
       240 Actuant Corp., Class A .................           3,854
       500 Acuity Brands, Inc .....................          16,105
     1,536 Administaff, Inc .......................          40,351
     1,100 Aecom Technology Corp. + ...............          29,854
     1,200 AeroCentury Corp. + ....................          23,868
     1,500 Aerovironment, Inc. + ..................          42,135
       850 AGCO Corp. + ...........................          23,485
     1,700 Aircastle, Ltd .........................          16,439
     1,500 Airtran Holdings, Inc. + ...............           9,375
     1,000 Albany International Corp., Class A ....          19,400
       350 Alexander & Baldwin, Inc ...............          11,231
       650 Alliant Techsystems, Inc. + ............          50,602
     1,500 Amerco, Inc. + .........................          68,790
        75 American Commercial Lines, Inc. + ......           2,184
       500 American Ecology Corp ..................           9,350
        50 Ameron International Corp ..............           3,499
     1,050 AMETEK, Inc ............................          36,656
     3,275 AMR Corp. + ............................          26,036
     1,500 Amrep Corp. + ..........................          19,800
       500 Apogee Enterprises, Inc ................           7,510
       100 Applied Energetics, Inc. + .............              46
       200 Applied Signal Technology, Inc .........           4,654
     1,500 Argon ST, Inc. + .......................          28,575
       300 Armstrong World Industries, Inc. + .....          10,338
       250 Ascent Solar Technologies, Inc. + ......           1,885
       100 ATC Technology Corp. + .................           1,976
     1,100 Avery Dennison Corp ....................          39,611
       992 Avis Budget Group, Inc. + ..............          13,253
       300 AZZ, Inc. + ............................          12,051
       200 Baker (Michael) Corp. + ................           7,268
       600 Barnes Group, Inc ......................          10,254
       400 Basin Water, Inc. + ....................              14
     1,075 BE Aerospace, Inc. + ...................          21,650
       500 Blount International, Inc. + ...........           4,735
       900 BlueLinx Holdings, Inc. + ..............           3,609
     9,100 Boeing Co ..............................         492,765
       550 Brady Corp., Class A ...................          15,796
       500 Briggs & Stratton Corp .................           9,705
       450 Brink's Co. (The) ......................          12,109
       100 BTU International, Inc. + ..............             616
     2,600 Bucyrus International, Inc., Class A ...          92,612
       450 Builders FirstSource, Inc. + ...........           1,962
       150 Building Materials Holding Corp. + .....               8
     3,140 Burlington Northern Santa Fe Corp ......         250,666
       100 C&D Technologies, Inc. + ...............             215
       500 Carlisle Cos., Inc .....................          16,955

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 10.4% (CONTINUED)
       100 Casella Waste Systems, Inc., Class A + .  $          294
     8,600 Caterpillar, Inc .......................         441,438
     1,300 CBIZ, Inc. + ...........................           9,698
       400 CDI Corp ...............................           5,620
       400 Ceco Environmental Corp. + .............           1,500
       300 Celadon Group, Inc. + ..................           3,393
       800 Cenveo, Inc. + .........................           5,536
     2,050 CH Robinson Worldwide, Inc .............         118,387
     3,532 Cintas Corp ............................         107,055
       400 CLARCOR, Inc ...........................          12,544
       300 Coleman Cable, Inc. + ..................           1,314
     1,000 Colfax Corp. + .........................          10,630
       400 Columbus McKinnon Corp. + ..............           6,060
       900 Comfort Systems USA, Inc ...............          10,431
       300 Commercial Vehicle Group, Inc. + .......           1,953
       100 Competitive Technologies, Inc. + .......             240
       750 COMSYS IT Partners, Inc. + .............           4,800
     1,600 Continental Airlines, Inc., Class B + ..          26,304
       450 Con-way, Inc ...........................          17,244
     1,225 Cooper Industries PLC, Class A .........          46,023
       700 Copart, Inc. + .........................          23,247
       200 Cornell, Inc. + ........................           4,488
     1,500 Corporate Executive Board Co ...........          37,350
     1,800 Corrections Corp of America + ..........          40,770
     1,750 Covanta Holding Corp. + ................          29,750
       100 Covenant Transportation Group, Inc.,
           Class A + ..............................             491
       300 Crane Co ...............................           7,743
     5,250 CSX Corp ...............................         219,765
     2,500 Cummins, Inc ...........................         112,025
       300 Curtiss-Wright Corp ....................          10,239
     4,018 Danaher Corp ...........................         270,492
     5,550 Deere & Co .............................         238,206
    10,150 Delta Air Lines, Inc. + ................          90,944
       200 Diamond Management & Technology
           Consultants, Inc., Class A .............           1,370
       200 Document Security Systems, Inc. + ......             468
       500 Dollar Thrifty Automotive Group, Inc. +.          12,295
       900 Donaldson Co., Inc .....................          31,167
     2,550 Dover Corp .............................          98,838
       100 DXP Enterprises, Inc. + ................           1,115
     1,000 Dycom Industries, Inc. + ...............          12,300
       400 Dynamic Materials Corp .................           7,984
       400 DynCorp International, Inc., Class A + .           7,200
       200 Eagle Bulk Shipping, Inc ...............           1,026
     1,800 Eaton Corp .............................         101,862
     1,500 EMCOR Group, Inc. + ....................          37,980
    12,100 Emerson Electric Co ....................         484,968
       700 Empire Resources, Inc ..................             889
       550 Encore Wire Corp .......................          12,287
     1,300 Ener1, Inc. + ..........................           8,996
       500 Energy Recovery, Inc. + ................           2,910
     2,500 EnergySolutions, Inc ...................          23,050
       300 EnerNOC, Inc. + ........................           9,948
        50 Ennis, Inc .............................             807
     1,575 Equifax, Inc ...........................          45,895
       225 Evergreen Solar, Inc. + ................             432
     1,500 Excel Maritime Carriers, Ltd., Class A .           9,975
     3,925 Expeditors International of Washington,
           Inc ....................................         137,964
        10 ExpressJet Holdings, Inc., Class A + ...              25
     1,950 Fastenal Co ............................          75,465
     1,000 Federal Signal Corp ....................           7,190
     3,982 FedEx Corp .............................         299,526
       750 First Advantage Corp., Class A + .......          13,913
       700 First Solar, Inc. + ....................         107,002
       200 Flanders Corp. + .......................           1,032
       100 Flowserve Corp .........................           9,854
     2,700 Fluor Corp .............................         137,295


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 10.4% (CONTINUED)
     1,500 Forward Air Corp .......................  $       34,725
       300 Franklin Electric Co., Inc .............           8,601
       600 Frontier Airlines Holdings, Inc. + .....              15
       100 Frozen Food Express Industries .........             293
       700 Fuel Tech, Inc. + ......................           7,840
       500 FuelCell Energy, Inc. + ................           2,135
       300 Furmanite Corp. + ......................           1,293
       750 Gardner Denver, Inc. + .................          26,160
       200 GATX Corp ..............................           5,590
     1,425 General Cable Corp. + ..................          55,789
     5,040 General Dynamics Corp ..................         325,584
   162,246 General Electric Co ....................       2,664,079
     3,325 Goodrich Corp ..........................         180,680
       325 Gorman-Rupp Co. (The) ..................           8,096
       487 Graco, Inc .............................          13,573
     1,350 GrafTech International, Ltd. + .........          19,845
       500 Granite Construction, Inc ..............          15,470
     1,500 Great Lakes Dredge & Dock Corp .........          10,470
       550 Greenbrier, Inc ........................           6,440
       350 Griffon Corp. + ........................           3,525
     4,000 GT Solar International, Inc. + .........          23,240
       850 Hardinge, Inc ..........................           5,270
     1,200 Harsco Corp ............................          42,492
     1,500 Hawaiian Holdings, Inc. + ..............          12,390
       200 Herley Industries, Inc. + ..............           2,610
     1,150 Hertz Global Holdings, Inc. + ..........          12,454
       550 Hexcel Corp. + .........................           6,292
     1,400 HI Shear Technology Corp ...............          26,698
       300 Hill International, Inc. + .............           2,130
       600 Hoku Scientific, Inc. + ................           1,776
    10,025 Honeywell International, Inc ...........         372,429
     1,050 Horizon Lines, Inc., Class A ...........           6,668
     2,100 Hubbell, Inc., Class B .................          88,200
       400 Hurco Cos., Inc. + .....................           6,832
       100 Huron Consulting Group, Inc. + .........           2,583
       300 ICT Group, Inc. + ......................           3,150
       975 IDEX Corp ..............................          27,251
       250 IHS, Inc., Class A + ...................          12,783
     5,966 Illinois Tool Works, Inc ...............         254,808
        50 Imperial Industries, Inc. + ............              62
       950 Industrial Services of America, Inc. + .           8,217
     2,500 Innerworkings, Inc. + ..................          12,350
       100 Innovative Solutions & Support, Inc. + .             501
       500 Integrated Electrical Services, Inc. + .           4,025
       300 Interface, Inc., Class A ...............           2,490
       500 Interline Brands, Inc. + ...............           8,425
       400 Intersections, Inc. + ..................           2,308
     2,650 Iron Mountain, Inc. + ..................          70,649
     2,700 ITT Corp ...............................         140,805
     2,000 Jacobs Engineering Group, Inc. + .......          91,900
     1,875 JB Hunt Transport Services, Inc ........          60,244
     5,025 JetBlue Airways Corp. + ................          30,050
       251 John Bean Technologies Corp ............           4,561
     1,475 Joy Global, Inc ........................          72,187
       200 Kadant, Inc. + .........................           2,426
     2,823 Kansas City Southern + .................          74,781
     1,550 KBR, Inc ...............................          36,100
       400 Kelly Services, Inc., Class A ..........           4,920
       500 Kennametal, Inc ........................          12,305
       150 Kforce, Inc. + .........................           1,803
       700 Kimball International, Inc., Class B ...           5,341
       600 Kirby Corp. + ..........................          22,092
       387 Knight Transportation, Inc .............           6,494
       500 Knoll, Inc .............................           5,215
     1,500 Korn/Ferry International + .............          21,885
        10 Kratos Defense & Security Solutions,
           Inc. + .................................              88
     7,000 Kreisler Manufacturing Corp. + .........          30,100

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 10.4% (CONTINUED)
     1,275 L-3 Communications Holdings, Inc.,
           Class 3 ................................  $      102,408
       100 LaBarge, Inc. + ........................           1,125
       600 Layne Christensen Co. + ................          19,230
       100 LECG Corp. + ...........................             351
       657 Lennox International, Inc ..............          23,731
       600 Lincoln Electric Holdings, Inc .........          28,470
       200 Lindsay Corp ...........................           7,876
     1,500 LMI Aerospace, Inc. + ..................          15,045
     5,450 Lockheed Martin Corp ...................         425,536
       700 LSI Industries, Inc ....................           4,655
       400 M&F Worldwide Corp. + ..................           8,096
     2,000 Macquarie Infrastructure Co. LLC .......          18,020
     1,500 Manitowoc Co., Inc. (The) ..............          14,205
     1,500 Manpower, Inc ..........................          85,065
     1,600 Marten Transport, Ltd. + ...............          27,296
     4,250 Masco Corp .............................          54,910
     2,875 McDermott International, Inc. + ........          72,651
       800 Medis Technologies, Ltd. + .............             268
       300 Mesa Air Group, Inc. + .................              77
     3,150 Metalico, Inc. + .......................          13,135
       300 Mfri, Inc. + ...........................           2,220
     1,748 Middleby Corp. + .......................          96,157
       500 Mobile Mini, Inc. + ....................           8,680
     1,550 Monster Worldwide, Inc. + ..............          27,094
       950 MPS Group, Inc. + ......................           9,994
       300 MSC Industrial Direct Co., Class A .....          13,074
     1,900 Mueller Water Products, Inc., Class A ..          10,412
       100 NACCO Industries, Inc., Class A ........           6,007
     1,500 Navistar International Corp. + .........          56,130
     2,500 NCI Building Systems, Inc. + ...........           8,000
     5,900 Norfolk Southern Corp ..................         254,349
       200 North American Galvanizing & Coating,
           Inc. + .................................           1,214
     3,750 Northrop Grumman Corp ..................         194,063
     7,000 OceanFreight, Inc ......................           9,380
       100 On Assignment, Inc. + ..................             585
     1,500 Orbital Sciences Corp. + ...............          22,455
       500 Orion Energy Systems, Inc. + ...........           1,565
     1,500 Orion Marine Group, Inc. + .............          30,810
     1,800 Oshkosh Corp ...........................          55,674
     1,250 Owens Corning, Inc. + ..................          28,062
     5,855 PACCAR, Inc ............................         220,792
     3,000 Pacer International, Inc ...............          11,580
     2,050 Pall Corp ..............................          66,174
     2,493 Parker Hannifin Corp ...................         129,237
     2,800 Pentair, Inc ...........................          82,656
       600 Pike Electric Corp. + ..................           7,188
     2,325 Pitney Bowes, Inc ......................          57,776
     1,500 Polypore International, Inc. + .........          19,365
       200 Portec Rail Products, Inc ..............           1,898
       200 Power-One, Inc. + ......................             390
       250 PowerSecure International, Inc. + ......           1,695
     2,600 Precision Castparts Corp ...............         264,862
       220 PRG-Schultz International, Inc. + ......           1,232
     1,000 Quanex Building Products Corp ..........          14,360
     2,450 Quanta Services, Inc. + ................          54,219
       300 Raven Industries, Inc ..................           8,019
     5,800 Raytheon Co ............................         278,226
     1,500 Republic Airways Holdings, Inc. + ......          13,995
     4,818 Republic Services, Inc., Class A .......         128,014
     1,700 Resources Connection, Inc. + ...........          29,002
     1,500 Robbins & Myers, Inc ...................          35,220
     1,700 Robert Half International, Inc .........          42,534
     2,500 Rockwell Automation, Inc ...............         106,500
     1,725 Rockwell Collins, Inc ..................          87,630
     2,000 Rollins, Inc ...........................          37,700
     1,250 Roper Industries, Inc ..................          63,725
     4,750 RR Donnelley & Sons Co .................         100,985


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 10.4% (CONTINUED)
     1,200 RSC Holdings, Inc. + ...................  $        8,724
        75 Rush Enterprises, Inc., Class A + ......             969
       400 Ryder System, Inc ......................          15,624
     1,650 Saia, Inc. + ...........................          26,532
     1,400 Sauer-Danfoss, Inc .....................          10,738
       400 School Specialty, Inc. + ...............           9,488
     1,300 Shaw Group, Inc. (The) + ...............          41,717
       300 SIFCO Industries, Inc. + ...............           4,410
     1,600 Simclar, Inc. + ........................             384
        50 Simpson Manufacturing Co., Inc .........           1,263
       600 Skywest, Inc ...........................           9,948
    10,218 Southwest Airlines Co ..................          98,093
       500 Spherion Corp. + .......................           3,105
       900 Spire Corp. + ..........................           5,049
     1,600 Spirit Aerosystems Holdings, Inc.,
           Class A + ..............................          28,896
       584 SPX Corp ...............................          35,782
     1,350 Standard Register Co. (The) ............           7,938
        50 Standex International Corp .............             992
     1,000 Steelcase, Inc., Class A ...............           6,210
     1,975 Stericycle, Inc. + .....................          95,689
       500 Sun Hydraulics Corp ....................          10,530
     1,000 SunPower Corp., Class A + ..............          29,890
       100 Sypris Solutions, Inc ..................             255
       500 TAL International Group, Inc ...........           7,110
       200 Taser International, Inc. + ............             944
       500 Team, Inc. + ...........................           8,475
       500 Tecumseh Products Co., Class A + .......           5,665
       250 Tennant Co .............................           7,265
       900 Terex Corp. + ..........................          18,657
     2,243 Tetra Tech, Inc. + .....................          59,507
       700 Textainer Group Holdings, Ltd ..........          11,207
     2,800 Textron, Inc ...........................          53,144
       600 Thomas & Betts Corp. + .................          18,048
       600 Thomas Group, Inc. + ...................             780
       800 Timken Co ..............................          18,744
       312 Titan International, Inc ...............           2,777
       300 Toro Co ................................          11,931
       100 TRC, Inc. + ............................             345
     1,500 Tredegar Corp ..........................          21,750
       300 Trex Co., Inc. + .......................           5,460
       100 Trimas Corp. + .........................             510
     1,100 Trinity Industries, Inc ................          18,909
       800 TrueBlue, Inc. + .......................          11,256
       500 Tutor Perini Corp. + ...................          10,650
       400 Twin Disc, Inc .........................           4,988
     1,125 UAL Corp. + ............................          10,372
       200 Ultralife Corp. + ......................           1,212
     6,850 Union Pacific Corp .....................         399,698
     8,900 United Parcel Service, Inc., Class B ...         502,583
       100 United Rentals, Inc. + .................           1,030
    12,144 United Technologies Corp ...............         739,934
       850 URS Corp. + ............................          37,102
     3,700 US Airways Group, Inc. + ...............          17,390
       200 US Home Systems, Inc. + ................             502
     3,000 USG Corp. + ............................          51,540
       500 UTEK Corp. + ...........................           2,375
       900 UTi Worldwide, Inc .....................          13,032
     3,400 Valence Technology, Inc. + .............           6,120
       500 Valmont Industries, Inc ................          42,590
       400 Viad Corp ..............................           7,964
       300 Vicor Corp .............................           2,316
       750 Volt Information Sciences, Inc. + ......           9,165
        50 Wabash National Corp ...................             136
       300 Wabtec Corp ............................          11,259
       975 Waste Connections, Inc. + ..............          28,139
     6,250 Waste Management, Inc ..................         186,375
       400 Watson Wyatt Worldwide, Inc., Class A .           17,424
       300 Watts Water Technologies, Inc., Class A            9,075

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 10.4% (CONTINUED)
       250 Werner Enterprises, Inc ................  $        4,658
     1,500 Woodward Governor Co ...................          36,390
       100 WW Grainger, Inc .......................           8,936
       500 Xerium Technologies, Inc. + ............             650
     3,150 YRC Worldwide, Inc. + ..................          14,017
                                                     --------------
                                                         17,464,762
                                                     --------------
INFORMATION TECHNOLOGY -- 18.8%
     7,400 3Com Corp. + ...........................          38,702
       900 3PAR, Inc. + ...........................           9,927
     7,050 Accenture PLC, Class A .................         262,753
       200 Access Integrated Technologies, Inc.,
           Class A + ..............................             256
     1,500 Acme Packet, Inc. + ....................          15,015
       100 Actel Corp. + ..........................           1,217
     8,938 Activision Blizzard, Inc. + ............         110,742
     1,500 Acxiom Corp ............................          14,190
     2,700 Adaptec, Inc. + ........................           9,018
       781 ADC Telecommunications, Inc. + .........           6,514
       600 ADDvantage Technologies Group, Inc. + ..           1,380
     7,384 Adobe Systems, Inc. + ..................         243,967
       700 Adtran, Inc ............................          17,185
       500 Advanced Analogic Technologies, Inc. + .           1,985
       700 Advanced Energy Industries, Inc. + .....           9,968
     9,750 Advanced Micro Devices, Inc. + .........          55,185
       500 Aehr Test Systems + ....................             665
     1,000 Affiliated Computer Services, Inc.,
           Class A + ..............................          54,170
     4,746 Agilent Technologies, Inc. + ...........         132,081
       500 Agilysys, Inc ..........................           3,295
       500 Airvana, Inc. + ........................           3,385
     2,559 Akamai Technologies, Inc. + ............          50,361
     2,350 Alliance Data Systems Corp. + ..........         143,538
     3,650 Altera Corp ............................          74,862
       100 American Technology Corp. + ............             177
     1,050 Amkor Technology, Inc. + ...............           7,224
     1,325 Amphenol Corp., Class A ................          49,926
       300 Anadigics, Inc. + ......................           1,413
     4,050 Analog Devices, Inc ....................         111,699
       200 Anaren, Inc. + .........................           3,400
       700 Answers Corp. + ........................           6,475
       922 ANSYS, Inc. + ..........................          34,547
    13,700 Apple, Inc. + ..........................       2,539,569
    15,183 Applied Materials, Inc .................         203,452
     1,500 Applied Micro Circuits Corp. + .........          14,985
     1,500 ArcSight, Inc. + .......................          36,105
     1,000 Ariba, Inc. + ..........................          11,600
     2,854 Arris Group, Inc. + ....................          37,131
     1,350 Arrow Electronics, Inc. + ..............          38,003
     1,000 Art Technology Group, Inc. + ...........           3,860
       700 Aspen Technology, Inc. + ...............           7,140
       100 Astea International, Inc. + ............             296
     2,200 Atheros Communications, Inc. + .........          58,366
     4,250 Atmel Corp. + ..........................          17,807
     1,500 ATMI, Inc. + ...........................          27,225
     4,700 Autodesk, Inc. + .......................         111,860
     6,725 Automatic Data Processing, Inc .........         264,293
     1,825 Avnet, Inc. + ..........................          47,395
       289 Axcelis Technologies, Inc. + ...........             347
        22 BearingPoint, Inc. + ...................               4
       300 Bel Fuse, Inc., Class B ................           5,709
       150 Benchmark Electronics, Inc. + ..........           2,700
       150 BigBand Networks, Inc. + ...............             602
       600 Bitstream, Inc., Class A + .............           3,222
     2,398 Black Box Corp .........................          60,166
       300 Blackbaud, Inc .........................           6,960
     1,942 BMC Software, Inc. + ...................          72,883
     2,600 Brightpoint, Inc. + ....................          22,750
     7,265 Broadcom Corp., Class A + ..............         222,963


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 18.8% (CONTINUED)
     2,750 Broadridge Financial Solutions, Inc ....  $       55,275
     7,250 Brocade Communications Systems, Inc. + .          56,985
       106 Brooks Automation, Inc. + ..............             819
     5,322 CA, Inc ................................         117,031
     1,600 Cabot Microelectronics Corp. + .........          55,776
     4,402 Cadence Design Systems, Inc. + .........          32,311
       200 Callidus Software, Inc. + ..............             602
       200 Cascade Microtech, Inc. + ..............           1,018
       900 Ciber, Inc. + ..........................           3,600
     2,797 Ciena Corp. + ..........................          45,535
       400 Cirrus Logic, Inc. + ...................           2,224
    88,323 Cisco Systems, Inc. + ..................       2,079,123
     2,625 Citrix Systems, Inc. + .................         102,979
       500 Cognex Corp ............................           8,190
     3,625 Cognizant Technology Solutions Corp.,
           Class A + ..............................         140,143
       400 Coherent, Inc. + .......................           9,328
     1,500 CommScope, Inc. + ......................          44,895
     1,280 Computer Sciences Corp. + ..............          67,469
     2,525 Compuware Corp. + ......................          18,508
       400 comScore, Inc. + .......................           7,204
       100 Comtech Telecommunications Corp. + .....           3,322
       400 Constant Contact, Inc. + ...............           7,700
     1,300 Convergys Corp. + ......................          12,922
    19,069 Corning, Inc ...........................         291,946
       500 CPI International, Inc. + ..............           5,595
       100 Cray, Inc. + ...........................             833
     1,500 Cree, Inc. + ...........................          55,125
         5 CTM Media Holdings, Inc., Class B + ....               3
       100 CTS Corp ...............................             930
     1,500 Cybersource Corp. + ....................          25,005
     3,425 Cypress Semiconductor Corp. + ..........          35,380
       800 Daktronics, Inc ........................           6,856
       600 Datalink Corp. + .......................           2,160
       500 DealerTrack Holdings, Inc. + ...........           9,455
    26,200 Dell, Inc. + ...........................         399,812
       403 Deltek, Inc. + .........................           3,099
       388 Dice Holdings, Inc. + ..................           2,545
     2,350 Diebold, Inc ...........................          77,386
       400 Digital Ally, Inc. + ...................             996
       500 Digital River, Inc. + ..................          20,160
       300 Ditech Networks, Inc. + ................             627
     1,000 DivX, Inc. + ...........................           5,460
       500 Dolby Laboratories, Inc., Class A + ....          19,095
     2,200 DST Systems, Inc. + ....................          98,560
     1,421 Earthlink, Inc .........................          11,951
    19,650 eBay, Inc. + ...........................         463,936
       150 Echelon Corp. + ........................           1,931
     1,500 EchoStar Corp., Class A + ..............          27,690
       100 EF Johnson Technologies, Inc. + ........             134
       100 Electro Scientific Industries, Inc. + ..           1,339
     5,100 Electronic Arts, Inc. + ................          97,155
    28,279 EMC Corp. + ............................         481,874
       500 Emcore Corp. + .........................             650
       300 EMS Technologies, Inc. + ...............           6,246
     1,000 Emulex Corp. + .........................          10,290
       100 EndWave Corp. + ........................             318
       836 Entegris, Inc. + .......................           4,138
       200 Entorian Technologies, Inc. + ..........              94
       400 Epicor Software Corp. + ................           2,548
     1,500 EPIQ Systems, Inc. + ...................          21,750
       500 Exar Corp. + ...........................           3,675
       200 Extreme Networks + .....................             560
       900 F5 Networks, Inc. + ....................          35,667
       450 Factset Research Systems, Inc ..........          29,808
     2,450 Fairchild Semiconductor International,
           Inc., Class A + ........................          25,063
       900 FalconStor Software, Inc. + ............           4,473
       200 FARO Technologies, Inc. + ..............           3,436

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 18.8% (CONTINUED)
     2,118 Fidelity National Information Services,
           Inc ....................................  $       54,030
     2,128 Fiserv, Inc. + .........................         102,570
     1,500 FLIR Systems, Inc. + ...................          41,955
       350 Formfactor, Inc. + .....................           8,372
     1,755 Forrester Research, Inc. + .............          46,753
     1,100 Gartner, Inc. + ........................          20,097
     1,000 Genpact, Ltd. + ........................          12,300
        12 GigOptix, Inc. + .......................              42
     1,850 Global Cash Access Holdings, Inc. + ....          13,523
       950 Global Payments, Inc ...................          44,365
       200 Globecomm Systems, Inc. + ..............           1,454
       400 Glu Mobile, Inc. + .....................             468
     3,750 Google, Inc., Class A + ................       1,859,438
       450 GSI Commerce, Inc. + ...................           8,689
       200 Guidance Software, Inc. + ..............             884
       800 Harmonic, Inc. + .......................           5,344
     1,725 Harris Corp ............................          64,860
     1,778 Harris Stratex Networks, Inc., Class A +          12,446
     2,800 Hewitt Associates, Inc., Class A + .....         102,004
    36,577 Hewlett-Packard Co .....................       1,726,800
       200 Hittite Microwave Corp. + ..............           7,356
     4,800 Hutchinson Technology, Inc. + ..........          34,080
       500 Hypercom Corp. + .......................           1,550
     1,000 IAC/InterActive Corp. + ................          20,190
       100 ID Systems, Inc. + .....................             397
       100 iGO, Inc. + ............................             109
        50 Ikanos Communications, Inc. + ..........             117
       900 Imation Corp ...........................           8,343
       200 Imergent, Inc ..........................           1,576
       600 Infinera Corp. + .......................           4,770
       400 infoGROUP, Inc .........................           2,804
     2,775 Informatica Corp. + ....................          62,659
       250 Infospace, Inc. + ......................           1,935
     2,100 Ingram Micro, Inc., Class A + ..........          35,385
     1,500 Insight Enterprises, Inc. + ............          18,315
     2,060 Integrated Device Technology, Inc. + ...          13,926
       400 Integrated Silicon Solution, Inc. + ....           1,504
    85,566 Intel Corp .............................       1,674,527
       350 Interactive Intelligence, Inc. + .......           6,688
     2,100 InterDigital, Inc. + ...................          48,636
       200 Intermec, Inc. + .......................           2,820
       371 Internap Network Services Corp. + ......           1,191
    19,170 International Business Machines Corp ...       2,292,924
       350 International Rectifier Corp. + ........           6,822
       100 Internet Capital Group, Inc. + .........             836
       600 Interphase Corp. + .....................           2,850
     1,350 Intersil Corp., Class A ................          20,668
     3,225 Intuit, Inc. + .........................          91,913
       300 INX, Inc. + ............................           2,094
     1,000 IPG Photonics Corp. + ..................          15,200
       200 Isilon Systems, Inc. + .................           1,220
       500 Itron, Inc. + ..........................          32,070
     1,200 Ixia + .................................           8,232
       800 IXYS Corp ..............................           6,808
     2,150 j2 Global Communications, Inc. + .......          49,471
     2,400 Jabil Circuit, Inc .....................          32,184
     1,000 Jack Henry & Associates, Inc ...........          23,470
       550 JDA Software Group, Inc. + .............          12,067
     3,203 JDS Uniphase Corp. + ...................          22,773
     6,165 Juniper Networks, Inc. + ...............         166,578
       100 Keithley Instruments, Inc ..............             554
       700 Kemet Corp. + ..........................           1,071
       600 KEY Tronic Corp. + .....................           1,410
       100 Keynote Systems, Inc. + ................             943
     2,525 Kla-Tencor Corp ........................          90,546
       800 Knot, Inc. (The) + .....................           8,736
       400 Kulicke & Soffa Industries, Inc. + .....           2,412
        73 L-1 Identity Solutions, Inc., Class 1 +              510


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 18.8% (CONTINUED)
     2,125 Lam Research Corp. + ...................  $       72,590
       600 LaserCard Corp. + ......................           5,064
       200 Lattice Semiconductor Corp. + ..........             450
     1,250 Lawson Software, Inc. + ................           7,800
       200 Leadis Technology, Inc. + ..............             200
       100 LeCroy Corp. + .........................             405
     1,500 Lender Processing Services, Inc ........          57,255
       375 Lexmark International, Inc., Class A + .           8,077
     2,100 Limelight Networks, Inc. + .............           8,526
     2,925 Linear Technology Corp .................          80,818
     1,500 Littelfuse, Inc. + .....................          39,360
       100 LiveWire Mobile, Inc. + ................              39
       193 Local.com Corp. + ......................             963
       200 LoJack Corp. + .........................           1,018
       700 LoopNet, Inc. + ........................           6,328
       300 Loral Space & Communications, Inc. + ...           8,244
     8,410 LSI Corp. + ............................          46,171
        50 Magma Design Automation, Inc. + ........             104
       100 Majesco Entertainment Co. + ............             137
       600 MakeMusic, Inc. + ......................           2,010
       200 Marchex, Inc., Class B .................             982
     6,750 Marvell Technology Group, Ltd. + .......         109,282
     1,325 Mastercard, Inc., Class A ..............         267,849
       400 Mattson Technology, Inc. + .............           1,128
     2,900 Maxim Integrated Products, Inc .........          52,606
     2,450 McAfee, Inc. + .........................         107,286
       200 Measurement Specialties, Inc. + ........           2,042
     3,575 MEMC Electronic Materials, Inc. + ......          59,452
     1,500 Mentor Graphics Corp. + ................          13,965
       100 Mercury Computer Systems, Inc. + .......             986
       500 Merix Corp. + ..........................           1,505
     1,402 Metavante Technologies, Inc. + .........          48,341
       400 Methode Electronics, Inc ...............           3,468
       600 Micrel, Inc ............................           4,890
     2,637 Microchip Technology, Inc ..............          69,880
    10,552 Micron Technology, Inc. + ..............          86,526
     1,400 Micronetics, Inc. + ....................           4,816
     1,500 Micros Systems, Inc. + .................          45,285
       650 Microsemi Corp. + ......................          10,264
   136,340 Microsoft Corp .........................       3,529,843
       100 MicroStrategy, Inc., Class A + .........           7,154
       900 Midway Games, Inc. + ...................              24
       200 MIPS Technologies, Inc., Class A + .....             754
     1,175 Molex, Inc .............................          24,534
       300 MoneyGram International, Inc. + ........             942
       500 Monolithic Power Systems, Inc. + .......          11,725
       100 MoSys, Inc. + ..........................             250
    30,266 Motorola, Inc ..........................         259,985
         4 Move,Inc.+ .............................              11
       328 Multi-Fineline Electronix, Inc. + ......           9,417
       200 Nanometrics, Inc. + ....................           1,314
       900 NAPCO Security Technologies, Inc. + ....           1,197
     1,475 National Instruments Corp ..............          40,754
     2,425 National Semiconductor Corp ............          34,605
       200 NaviSite, Inc. + .......................             438
     3,425 NCR Corp. + ............................          47,334
     4,350 NetApp, Inc. + .........................         116,058
     1,500 Netgear, Inc. + ........................          27,525
       500 NetList, Inc. + ........................             345
       400 Netscout Systems, Inc. + ...............           5,404
       600 NetSuite, Inc. + .......................           9,180
       100 Network Equipment Technologies, Inc. + .             723
     2,250 NeuStar, Inc., Class A + ...............          50,850
       200 Newport Corp. + ........................           1,752
     1,000 NIC, Inc ...............................           8,890
        50 Novatel Wireless, Inc. + ...............             568
     4,859 Novell, Inc. + .........................          21,914
     1,500 Novellus Systems, Inc. + ...............          31,470
     2,050 Nuance Communications, Inc. + ..........          30,668

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 18.8% (CONTINUED)
       100 NVE Corp. + ............................  $        5,316
     6,825 Nvidia Corp. + .........................         102,580
       600 Occam Networks, Inc. + .................           2,220
     1,647 Omniture, Inc. + .......................          35,312
       500 Omnivision Technologies, Inc. + ........           8,140
     5,105 ON Semiconductor Corp. + ...............          42,116
       100 Online Resources Corp. + ...............             617
         7 Open Text Corp. + ......................             261
       311 Openwave Systems, Inc. + ...............             809
       100 Opnet Technologies, Inc ................           1,093
        50 Opnext, Inc. + .........................             146
       700 Optelecom-NKF, Inc. + ..................           2,891
    75,730 Oracle Corp ............................       1,578,213
       200 OSI Systems, Inc. + ....................           3,658
       100 Overland Storage, Inc. + ...............             103
     1,980 Palm, Inc. + ...........................          34,511
       100 PAR Technology Corp. + .................             638
     1,240 Parametric Technology Corp. + ..........          17,137
       600 Park Electrochemical Corp ..............          14,790
       200 Parkervision, Inc. + ...................             818
     3,650 Paychex, Inc ...........................         106,032
       400 PC Mall, Inc. + ........................           2,744
       300 Pegasystems, Inc .......................          10,359
       100 Pericom Semiconductor Corp. + ..........             981
       850 Perot Systems Corp., Class A + .........          25,245
         8 Pfsweb, Inc. + .........................              14
       100 Phoenix Technologies, Ltd. + ...........             365
       100 Photronics, Inc. + .....................             474
        33 Pixelworks, Inc. + .....................             112
       100 Planar Systems, Inc. + .................             268
       350 Plantronics, Inc .......................           9,384
       100 PLATO Learning, Inc. + .................             432
     1,950 Plexus Corp. + .........................          51,363
       100 PLX Technology, Inc. + .................             337
     2,725 PMC - Sierra, Inc. + ...................          26,051
       950 Polycom, Inc. + ........................          25,413
       300 Power Integrations, Inc ................           9,999
       380 Powerwave Technologies, Inc. + .........             608
       400 QAD, Inc ...............................           1,820
     1,650 QLogic Corp. + .........................          28,380
    24,025 QUALCOMM, Inc ..........................       1,080,644
     1,500 Quest Software, Inc. + .................          25,275
     1,100 Rackspace Hosting, Inc. + ..............          18,766
       100 Radiant Systems, Inc. + ................           1,074
     2,500 Rambus, Inc. + .........................          43,500
     2,726 RealNetworks, Inc. + ...................          10,141
     1,490 Red Hat, Inc. + ........................          41,184
       600 Relm Wireless Corp. + ..................           1,788
       600 Renaissance Learning, Inc ..............           5,964
     3,927 RF Micro Devices, Inc. + ...............          21,324
       200 RightNow Technologies, Inc. + ..........           2,888
     1,500Riverbed Technology, Inc. + .............          32,940
       300 Rosetta Stone, Inc. + ..................           6,888
     1,020 Rovi Corp. + ...........................          34,272
       340 Rudolph Technologies, Inc. + ...........           2,516
       900 S1 Corp. + .............................           5,562
     3,025 SAIC, Inc. + ...........................          53,058
       500 Salesforce.com, Inc. + .................          28,465
     3,525 SanDisk Corp. + ........................          76,493
       333 Sanmina-SCI Corp. + ....................           2,864
     1,650 Sapient Corp. + ........................          13,266
     1,000 SAVVIS, Inc. + .........................          15,820
       300 Scansource, Inc. + .....................           8,496
     5,419 Seagate Technology .....................          82,423
       100 Semitool, Inc. + .......................             845
       500 Semtech Corp. + ........................           8,505
     1,400 Sento Corp. + ..........................             140
       300 ShoreTel, Inc. + .......................           2,343
       100 Silicon Image, Inc. + ..................             243


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 18.8% (CONTINUED)
       100 Silicon Storage Technology, Inc. + .....  $          242
       600 Simulations Plus, Inc. + ...............             960
     1,707 Skyworks Solutions, Inc. + .............          22,601
       200 SMART Modular Technologies WWH,
           Inc. + .................................             952
       300 Smith Micro Software, Inc. + ...........           3,708
       200 Soapstone Networks, Inc ................             111
     1,500 SolarWinds, Inc. + .....................          33,045
     1,500 Solera Holdings, Inc ...................          46,665
     2,500 Sonic Solutions, Inc. + ................          14,825
       400 SonicWALL, Inc. + ......................           3,360
     4,725 Sonus Networks, Inc. + .................          10,017
       500 Spansion, Inc., Class A + ..............             225
       200 SPSS, Inc. + ...........................           9,990
       400 Starent Networks Corp. + ...............          10,168
       200 STEC, Inc. + ...........................           5,878
     1,000 SuccessFactors, Inc. + .................          14,070
    12,950 Sun Microsystems, Inc. + ...............         117,715
     1,500 Switch & Data Facilities Co., Inc. + ...          20,415
     1,050 Sybase, Inc. + .........................          40,845
     1,400 Sycamore Networks, Inc. + ..............           4,228
    11,483 Symantec Corp. + .......................         189,125
       100 Symmetricom, Inc. + ....................             518
       700 Symyx Technologies, Inc. + .............           4,634
     1,500 Synchronoss Technologies, Inc. + .......          18,705
       300 SYNNEX Corp. + .........................           9,144
     1,417 Synopsys, Inc. + .......................          31,769
     1,800 Syntel, Inc ............................          85,914
       550 Take-Two Interactive Software, Inc. + ..           6,166
       900 Tech Data Corp. + ......................          37,449
       800 TechTarget, Inc. + .....................           4,560
     1,500 Tekelec + ..............................          24,645
     5,404 Tellabs, Inc. + ........................          37,396
     3,900 Teradata Corp. + .......................         107,328
     2,925 Teradyne, Inc. + .......................          27,056
       200 Terremark Worldwide, Inc. + ............           1,244
     1,600 Tessco Technologies, Inc ...............          27,840
       400 Tessera Technologies, Inc. + ...........          11,156
    19,472 Texas Instruments, Inc .................         461,292
     1,000 THQ, Inc. + ............................           6,840
     2,425 TIBCO Software, Inc. + .................          23,013
       800 TiVo, Inc. + ...........................           8,288
       200 TNS, Inc. + ............................           5,480
     1,937 Total System Services, Inc .............          31,205
       700 Travelzoo, Inc. + ......................           9,891
       150 Trident Microsystems, Inc. + ...........             388
     2,067 Trimble Navigation, Ltd. + .............          49,422
       500 Trio Tech International + ..............           1,335
     1,800 TriQuint Semiconductor, Inc. + .........          13,896
       100 Trx, Inc. + ............................              91
       200 TTM Technologies, Inc. + ...............           2,294
       500 Tyler Technologies, Inc. + .............           8,545
       400 Ultimate Software Group, Inc. + ........          11,488
       700 Unica Corp. + ..........................           5,334
     4,270 Unisys Corp. + .........................          11,401
       800 United Online, Inc .....................           6,432
       700 Universal Display Corp. + ..............           8,358
       200 Utstarcom, Inc. + ......................             418
     1,005 Valueclick, Inc. + .....................          13,256
       850 Varian Semiconductor Equipment
           Associates, Inc. + .....................          27,914
       450 VASCO Data Security International,
           Inc. + .................................           3,339
       900 VeriFone Holdings, Inc. + ..............          14,301
     2,916 VeriSign, Inc. + .......................          69,080
       425 Vicon Industries, Inc. + ...............           2,486
       200 Virage Logic Corp. + ...................           1,042
     1,000 Virtusa Corp. + ........................           9,490
     5,850 Visa, Inc., Class A ....................         404,293
     4,006 Vishay Intertechnology, Inc. + .........          31,647

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 18.8% (CONTINUED)
       300 Volterra Semiconductor Corp. + .........  $        5,511
       200 Web.com Group, Inc. + ..................           1,418
       250 WebMD Health Corp., Class A + ..........           8,280
       300 WebMediaBrands, Inc. + .................             216
     3,025 Western Digital Corp. + ................         110,503
     8,254 Western Union Co. (The) ................         156,166
       200 Wireless Ronin Technologies, Inc. + ....             718
       200 Wireless Xcessories Group ..............             210
       100 WPCS International, Inc. + .............             380
    12,950 Xerox Corp .............................         100,233
     3,175 Xilinx, Inc ............................          74,358
       900 X-Rite, Inc. + .........................           1,809
    15,500 Yahoo!, Inc. + .........................         276,055
     2,325 Zebra Technologies Corp., Class A + ....          60,287
     1,000 Zygo Corp. + ...........................           6,780
                                                     --------------
                                                         31,751,991
                                                     --------------
MATERIALS -- 3.7%
       126 AbitibiBowater, Inc. + .................              17
     3,100 Air Products & Chemicals, Inc ..........         240,498
     1,020 Airgas, Inc ............................          49,337
       875 AK Steel Holding Corp ..................          17,264
     1,000 Albemarle Corp .........................          34,600
    13,398 Alcoa, Inc .............................         175,782
     1,650 Allegheny Technologies, Inc ............          57,733
       900 Allied Nevada Gold Corp. + .............           8,811
       500 AM Castle & Co .........................           4,970
     1,500 AMCOL International Corp ...............          34,335
       400 American Vanguard Corp .................           3,324
       950 Aptargroup, Inc ........................          35,492
     1,550 Arch Chemicals, Inc ....................          46,485
       517 Ashland, Inc ...........................          22,345
     1,500 Ball Corp ..............................          73,800
     1,350 Bemis Co., Inc .........................          34,979
       300 Buckeye Technologies, Inc. + ...........           3,219
       500 Bway Holding Co. + .....................           9,255
       900 Cabot Corp .............................          20,799
     1,000 Celanese Corp., Ser A, Class A .........          25,000
     2,100 Century Aluminum Co. + .................          19,635
     1,400 CF Industries Holdings, Inc ............         120,722
       270 Chemtura Corp ..........................             251
     1,700 Cliffs Natural Resources, Inc ..........          55,012
     2,710 Coeur d'Alene Mines Corp. + ............          55,555
     1,300 Commercial Metals Co ...................          23,270
     1,800 Core Molding Technologies, Inc. + ......           5,922
     2,000 Crown Holdings, Inc. + .................          54,400
       600 Cytec Industries, Inc ..................          19,482
       550 Domtar Corp. + .........................          19,371
    16,961 Dow Chemical Co. (The) .................         442,173
     1,100 Eastman Chemical Co ....................          58,894
     3,600 Ecolab, Inc ............................         166,428
    12,950 EI Du Pont de Nemours & Co .............         416,213
     1,000 Ferro Corp .............................           8,900
     3,300 Flotek Industries, Inc. + ..............           6,798
     1,200 FMC Corp ...............................          67,500
     5,401 Freeport-McMoRan Copper & Gold, Inc. ...         370,562
     1,000 Friedman Industries ....................           6,000
       800 Glatfelter .............................           9,184
     9,000 Graphic Packaging Holding Co. + ........          20,790
       500 HB Fuller Co ...........................          10,450
     2,000 Headwaters, Inc. + .....................           7,740
     6,300 Hecla Mining Co. + .....................          27,657
       300 Horsehead Holding Corp. + ..............           3,516
     4,250 Huntsman Corp ..........................          38,718
       450 ICO, Inc. + ............................           2,101
     1,000 International Flavors & Fragrances, Inc           37,930
     5,542 International Paper Co .................         123,199
       400 Intrepid Potash, Inc. + ................           9,436
       500 Kronos Worldwide, Inc ..................           5,155


   SHARES                                                 VALUE
   ------                                                 -----
MATERIALS -- 3.7% (CONTINUED)
     2,476 MeadWestvaco Corp ......................  $       55,240
     7,730 Monsanto Co ............................         598,302
     3,100 Mosaic Co. (The) .......................         149,017
       200 Myers Industries, Inc ..................           2,154
     2,200 Nalco Holding Co .......................          45,078
       400 Nanophase Technologies Corp. + .........             460
     6,350 Newmont Mining Corp ....................         279,527
     2,200 NL Industries, Inc .....................          14,740
     4,370 Nucor Corp .............................         205,434
       970 Olin Corp ..............................          16,917
     2,475 Owens-Illinois, Inc. + .................          91,327
     2,050 Packaging Corp of America ..............          41,820
     3,450 Pactiv Corp. + .........................          89,873
     1,000 Polyone Corp. + ........................           6,670
     2,000 PPG Industries, Inc ....................         116,420
     5,100 Praxair, Inc ...........................         416,619
     1,000 Reliance Steel & Aluminum Co ...........          42,560
     1,300 RPM International, Inc .................          24,037
       500 Schnitzer Steel Industries, Inc.,
           Class A ................................          26,625
       700 Scotts Miracle-Gro Co. (The), Class A ..          30,065
     1,500 Sealed Air Corp ........................          29,445
       100 Senomyx, Inc. + ........................             403
     1,200 Sigma-Aldrich Corp .....................          64,776
     1,625 Smurfit-Stone Container Corp. + ........             748
       800 Solutia, Inc. + ........................           9,264
       775 Sonoco Products Co .....................          21,343
     2,800 Southern Copper Corp ...................          85,932
       500 Spartech Corp ..........................           5,385
     3,200 Steel Dynamics, Inc ....................          49,088
     1,925 Temple-Inland, Inc .....................          31,608
     1,050 Terra Industries, Inc ..................          36,403
     2,973 Titanium Metals Corp ...................          28,511
       100 Tronox, Inc., Class A + ................              25
       500 UFP Technologies, Inc. + ...............           3,055
        50 United States Lime & Minerals, Inc. + ..           1,796
     2,500 United States Steel Corp ...............         110,925
     1,000 US Energy Corp. Wyoming + ..............           3,900
     2,700 US Gold Corp. + ........................           7,803
       500 Valhi, Inc .............................           6,060
     1,300 Valspar Corp ...........................          35,763
     1,000 Verso Paper Corp. + ....................           2,990
       644 Vulcan Materials Co ....................          34,821
     1,100 Walter Energy, Inc .....................          66,066
     1,300 Wausau Paper Corp ......................          13,000
       400 Westlake Chemical Corp .................          10,280
     2,950 Weyerhaeuser Co ........................         108,117
     1,500 Worthington Industries, Inc ............          20,850
       400 WR Grace & Co. + .......................           8,696
        50 Zep, Inc ...............................             813
                                                     --------------
                                                          6,161,760
                                                     --------------
TELECOMMUNICATION SERVICES -- 2.9%
       600 Alaska Communications Systems Group,
           Inc ....................................           5,550
     5,475 American Tower Corp., Class A + ........         199,290
    90,424 AT&T, Inc ..............................       2,442,352
       200 Atlantic Telegraph-Network, Inc ........          10,684
     1,300 Centennial Communications Corp. + ......          10,374
     3,381 CenturyTel, Inc ........................         113,602
     1,425 Cincinnati Bell, Inc. + ................           4,987
     1,600 Clearwire Corp., Class A + .............          13,008
       200 Cogent Communications Group, Inc. + ....           2,260
     3,500 Crown Castle International Corp. + .....         109,760
       100 D&E Communications, Inc ................           1,149
       159 Fairpoint Communications, Inc ..........              65
       100 FiberTower Corp. + .....................             108
     5,751 Frontier Communications Corp ...........          43,362
       600 General Communication, Inc., Class A + .           4,116
     1,050 Global Crossing, Ltd. + ................          15,015

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
TELECOMMUNICATION SERVICES -- 2.9% (CONTINUED)
     7,400 Globalstar, Inc. + .....................  $        5,624
       300 Ibasis, Inc. + .........................             636
        16 IDT Corp., Class B + ...................              48
       500 Iowa Telecommunications Services, Inc ..           6,300
     1,500 Leap Wireless International, Inc. + ....          29,325
    29,036 Level 3 Communications, Inc. + .........          40,360
     2,700 MetroPCS Communications, Inc. + ........          25,272
     2,825 NII Holdings, Inc. + ...................          84,694
       400 PAETEC Holding Corp. + .................           1,548
    12,720 Qwest Communications International, Inc.          48,463
     2,000 SBA Communications Corp., Class A + ....          54,060
    30,854 Sprint Nextel Corp. + ..................         121,873
       200 SureWest Communications + ..............           2,484
     1,500 Syniverse Holdings, Inc. + .............          26,250
     1,000 Telephone & Data Systems, Inc ..........          31,010
       400 TerreStar Corp. + ......................             916
       975 tw telecom, Inc., Class A + ............          13,114
       400 USA Mobility, Inc ......................           5,152
    41,359 Verizon Communications, Inc ............       1,251,937
     2,500 Virgin Mobile USA, Inc., Class A + .....          12,500
       600 Vonage Holdings Corp. + ................             834
     6,428 Windstream Corp ........................          65,116
                                                     --------------
                                                          4,803,198
                                                     --------------
UTILITIES -- 3.6%
     9,760 AES Corp. (The) + ......................         144,643
     2,600 AGL Resources, Inc .....................          91,702
     2,200 Allegheny Energy, Inc ..................          58,344
     1,500 Alliant Energy Corp ....................          41,775
     4,600 Ameren Corp ............................         116,288
     7,680 American Electric Power Co., Inc .......         238,003
     1,500 American Water Works Co., Inc ..........          29,910
     2,721 Aqua America, Inc ......................          47,998
     1,100 Atmos Energy Corp ......................          30,998
     1,500 Avista Corp ............................          30,330
     6,000 Calpine Corp. + ........................          69,120
     4,600 Centerpoint Energy, Inc ................          57,178
       400 Cleco Corp .............................          10,032
     3,350 CMS Energy Corp ........................          44,890
     4,550 Consolidated Edison, Inc ...............         186,277
     1,900 Constellation Energy Group, Inc ........          61,503
     8,440 Dominion Resources, Inc ................         291,180
     1,500 DPL, Inc ...............................          39,150
     2,000 DTE Energy Co ..........................          70,280
    19,782 Duke Energy Corp .......................         311,369
     7,244 Dynegy, Inc., Class A + ................          18,472
     4,550 Edison International ...................         152,789
       990 Energen Corp ...........................          42,669
     1,950 Entergy Corp ...........................         155,727
     1,800 Equities CORP ..........................          76,680
     9,024 Exelon Corp ............................         447,771
     3,246 FirstEnergy Corp .......................         148,407
     5,910 FPL Group, Inc .........................         326,409
     1,305 Great Plains Energy, Inc ...............          23,425
       750 Hawaiian Electric Industries, Inc ......          13,590
       700 Integrys Energy Group, Inc .............          25,123
     2,125 MDU Resources Group, Inc ...............          44,306
     1,325 Mirant Corp. + .........................          21,770
       950 National Fuel Gas Co ...................          43,519
     4,215 NiSource, Inc ..........................          58,546
     3,100 Northeast Utilities ....................          73,594
     5,025 NRG Energy, Inc. + .....................         141,655
     2,190 NSTAR ..................................          69,686
     3,150 NV Energy, Inc .........................          36,509
     2,900 OGE Energy Corp ........................          95,932
     1,425 Oneok, Inc .............................          52,184
     2,650 Pepco Holdings, Inc ....................          39,432
     5,550 PG&E Corp ..............................         224,720
       200 Piedmont Natural Gas Co., Inc ..........           4,788


   SHARES                                                 VALUE
   ------                                                 -----
UTILITIES -- 3.6% (CONTINUED)
     1,300 Pinnacle West Capital Corp .............  $       42,666
       700 PNM Resources, Inc .....................           8,176
     1,000 Portland General Electric Co ...........          19,720
     4,850 PPL Corp ...............................         147,149
     3,291 Progress Energy, Inc ...................         128,546
     7,250 Public Service Enterprise Group, Inc ...         227,940
     2,200 Questar Corp ...........................          82,632
     6,479 RRI Energy, Inc. + .....................          46,260
     1,379 SCANA Corp .............................          48,127
     3,550 Sempra Energy ..........................         176,825
     1,500 SJW Corp ...............................          34,275
    12,000 Southern Co ............................         380,040
       530 Southwest Water Co .....................           2,608
     2,700 TECO Energy, Inc .......................          38,016
     2,800 UGI Corp ...............................          70,168
       933 Vectren Corp ...........................          21,496
       950 Westar Energy, Inc .....................          18,535
       350 WGL Holdings, Inc ......................          11,599
     3,150 Wisconsin Energy Corp ..................         142,286
     7,425 Xcel Energy, Inc .......................         142,857
                                                     --------------
                                                          6,098,594
                                                     --------------
Total Common Stock (Cost $132,526,664)                  167,459,524
                                                     --------------
PREFERRED STOCK -- 0.0%
HEALTH CARE -- 0.0%
         4  Inverness Medical Innovations, Inc ....           1,036
                                                     --------------
Total Preferred Stock (Cost $1,118)                           1,036
                                                     --------------

RIGHTS -- 0.0%
           Fresenius Kabi Pharmaceuticals Holding,
       900   Inc., expires 06/30/2011 .............             522
                                                     --------------
Total Rights (Cost $2,590)                                      522
                                                     --------------

WARRANTS -- 0.0%
         6 Krispy Kreme Doughnuts, Inc.+, expires
           03/02/2012 .............................               1
       367 Raytheon Co. +, expires 06/16/2011 .....           4,202
                                                     --------------
           Total Warrants (Cost $0)                           4,203
                                                     --------------

CASH EQUIVALENT -- 0.5%
   825,095 PNC Institutional Money Market Trust,
           0.05% (A)                                        825,095
                                                     --------------

Total Cash Equivalent
(Cost $825,095)                                             825,095
                                                     --------------

Total Investments -- 99.8%
(Cost $133,355,467)+                                    168,290,380
Other Assets & Liabilities, Net -- 0.2%                     345,959
                                                     --------------
NET ASSETS -- 100.0%                                 $  168,636,339
                                                     ==============

LP   -- Limited Partnership Investment
REIT -- Real Estate Investment Trust

 + Non-income  producing security.
(A) Rate shown is the 7-day  effective yield as of September 30, 2009.

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index Fund                                      September 30, 2009
Schedule of Investments                                              (UNAUDITED)


Amounts designated as "--" are either $0 or have been rounded to $0.

+ At September 30, 2009, the tax basis cost of the Portfolio's investments was $136,784,486, and the unrealized appreciation and depreciation were $47,492,411 and $(15,986,197), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Portfolio's investments at September 30, 2009.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                           September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
COMMON STOCK -- 124.4%
CONSUMER DISCRETIONARY -- 16.0%
     6,200 Advance Auto Parts, Inc ................  $      243,536
     4,300 Aeropostale, Inc. + ....................         186,921
     4,850 Amazon.com, Inc. + .....................         452,796
     1,200 Apollo Group, Inc., Class A + ..........          88,404
       900 AutoNation, Inc. + .....................          16,272
     1,500 Autozone, Inc. + .......................         219,330
     2,850 Barnes & Noble, Inc ....................          63,327
     1,850 Best Buy Co., Inc ......................          69,412
     2,500 Big Lots, Inc. + .......................          62,550
     1,850 Bob Evans Farms, Inc ...................          53,761
     1,500 BorgWarner, Inc ........................          45,390
     4,300 Brinker International, Inc .............          67,639
     3,700 Career Education Corp. + ...............          90,206
     3,550 CBS Corp., Class B .....................          42,777
     6,200 Coach, Inc .............................         204,104
    19,850 Comcast Corp. Special, Class A .........         335,267
       950 Darden Restaurants, Inc ................          32,424
       400 DeVry, Inc .............................          22,128
    10,600 Discovery Communications, Inc.,
           Class A + ..............................         306,234
     6,600 DISH Network Corp., Class A + ..........         127,116
     1,300 Dollar Tree, Inc. + ....................          63,284
     1,600 DreamWorks Animation SKG, Inc.,
           Class A + ..............................          56,912
     1,820 Expedia, Inc. + ........................          43,589
     5,700 Family Dollar Stores, Inc ..............         150,480
     3,200 Foot Locker, Inc .......................          38,240
     7,900 Ford Motor Co. + .......................          56,959
     2,150 GameStop Corp., Class A + ..............          56,910
     3,950 Gannett Co., Inc .......................          49,414
    13,950 Gap, Inc. (The) ........................         298,530
     3,200 Goodyear Tire & Rubber Co. (The) + .....          54,496
     1,000 H&R Block, Inc .........................          18,380
     3,680 Hasbro, Inc ............................         102,120
     1,400 Hillenbrand, Inc .......................          28,518
     7,100 Home Depot, Inc. (The) .................         189,144
       950 Kohl's Corp. + .........................          54,197
     5,700 Lennar Corp., Class A ..................          81,225
    13,600 Lowe's Cos., Inc .......................         284,784
     6,900 Ltd. Brands, Inc .......................         117,231
    11,750 Macy's, Inc ............................         214,908
       400 Mattel, Inc ............................           7,384
     2,350 McDonald's Corp ........................         134,114
       400 Meredith Corp ..........................          11,976
     8,600 Newell Rubbermaid, Inc .................         134,934
     7,500 News Corp., Class A ....................          89,925
     2,700 NIKE, Inc., Class B ....................         174,690
     5,500 Office Depot, Inc. + ...................          36,410
     1,100 Omnicom Group, Inc .....................          40,634
     2,400 Penske Auto Group, Inc .................          46,032
     2,100 priceline.com, Inc. + ..................         348,222
     6,500 RadioShack Corp ........................         107,705
     2,100 Rent-A-Center, Inc., Class A + .........          39,648
       750 Ross Stores, Inc .......................          35,828
     2,950 Sherwin-Williams Co. (The) .............         177,472
     1,900 Starbucks Corp. + ......................          39,235
     5,800 Target Corp ............................         270,744
     1,050 Tiffany & Co ...........................          40,457
     1,250 Time Warner Cable, Inc., Class A .......          53,863
     3,500 Time Warner, Inc .......................         100,730
     7,820 TJX Cos., Inc ..........................         290,513
     3,100 Viacom, Inc., Class B + ................          86,924
     3,100 Virgin Media Inc .......................          43,152


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER DISCRETIONARY -- 16.0% (CONTINUED)
    32,550 Walt Disney Co. (The) ..................  $      893,823
       210 Washington Post Co., Class B ...........          98,297
     1,100 Whirlpool Corp .........................          76,956
     3,100 Wyndham Worldwide Corp .................          50,592
    16,750 Yum! Brands, Inc .......................         565,480
                                                     --------------
                                                          8,684,654
                                                     --------------
CONSUMER STAPLES -- 12.1%
     1,850 Alberto-Culver Co ......................          51,208
     8,600 Altria Group, Inc ......................         153,166
     2,100 Archer-Daniels-Midland Co ..............          61,362
     3,200 Avon Products, Inc .....................         108,672
     1,550 Campbell Soup Co .......................          50,561
     5,200 Coca-Cola Co. (The) ....................         279,240
     3,100 Coca-Cola Enterprises, Inc .............          66,371
     2,060 Colgate-Palmolive Co ...................         157,137
     4,950 ConAgra Foods, Inc .....................         107,316
     2,700 Constellation Brands, Inc ..............          40,905
       800 Costco Wholesale Corp ..................          45,168
    16,250 CVS/Caremark Corp ......................         580,775
     4,100 Del Monte Foods Co .....................          47,478
     3,200 Dr. Pepper Snapple Group, Inc. + .......          92,000
     1,500 Energizer Holdings, Inc. + .............          99,510
     3,400 Estee Lauder Cos., Inc. (The), Class A .         126,072
     1,400 General Mills, Inc .....................          90,132
       900 Hershey Co. (The) ......................          34,974
     6,200 HJ Heinz Co ............................         246,450
     1,600 Hormel Foods Corp ......................          56,832
       500 JM Smucker Co. (The) ...................          26,505
       910 Kellogg Co .............................          44,799
     4,100 Kimberly-Clark Corp ....................         241,818
     7,650 Kraft Foods, Inc., Class A .............         200,966
     2,250 Kroger Co. (The) .......................          46,440
     1,000 Lancaster Colony Corp ..................          51,270
     2,050 Lorillard, Inc .........................         152,315
     6,750 Molson Coors Brewing Co., Class B ......         328,590
     6,000 Pepsi Bottling Group, Inc ..............         218,640
     4,150 PepsiCo, Inc ...........................         243,439
    11,200 Philip Morris International, Inc .......         545,888
     9,850 Procter & Gamble Co ....................         570,512
     1,600 Ralcorp Holdings, Inc. + ...............          93,552
       950 Reynolds American, Inc .................          42,294
    17,800 Safeway, Inc ...........................         351,016
     3,600 Sara Lee Corp ..........................          40,104
     1,300 SUPERVALU, Inc .........................          19,578
     2,150 Sysco Corp .............................          53,428
    12,550 Tyson Foods, Inc., Class A .............         158,506
     1,200 Universal Corp .........................          50,184
     2,150 Walgreen Co ............................          80,561
     8,350 Wal-Mart Stores, Inc ...................         409,901
     2,500 Whole Foods Market, Inc. + .............          76,225
                                                     --------------
                                                          6,541,860
                                                     --------------
ENERGY -- 12.8%
    13,900 Anadarko Petroleum Corp ................         871,947
       900 Apache Corp ............................          82,647
     2,550 Atwood Oceanics, Inc. + ................          89,939
     1,750 Cameron International Corp. + ..........          66,185
     1,600 Chesapeake Energy Corp .................          45,440
    11,900 Chevron Corp ...........................         838,117
     1,150 Cimarex Energy Co ......................          49,818
     4,250 ConocoPhillips .........................         191,930
       800 Consol Energy, Inc .....................          36,088
     4,095 Devon Energy Corp ......................         275,716
     1,400 Diamond Offshore Drilling, Inc .........         133,728
     1,400 ENSCO International, Inc ...............          59,556
    19,500 Exxon Mobil Corp .......................       1,337,895

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                           September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
ENERGY -- 12.8% (CONTINUED)
     2,850 Halliburton Co .........................  $       77,292
     1,200 Hess Corp ..............................          64,152
     8,400 Marathon Oil Corp ......................         267,960
     1,050 Murphy Oil Corp ........................          60,449
     1,350 National Oilwell Varco, Inc. + .........          58,226
     9,630 Occidental Petroleum Corp ..............         754,992
     2,500 Oil States International, Inc. + .......          87,825
     1,200 Overseas Shipholding ...................          44,844
       700 Peabody Energy Corp ....................          26,054
     4,900 Petroleo Brasileiro SA ADR .............         224,910
     2,950 Pioneer Natural Resources Co ...........         107,056
     1,400 Plains Exploration & Production Co. + ..          38,724
     1,550 Pride International, Inc. + ............          47,182
     2,050 Rowan, Inc .............................          47,293
     2,000 Sandridge Energy + .....................          25,920
     2,700 Schlumberger, Ltd ......................         160,920
       800 SEACOR Holdings, Inc. + ................          65,304
     3,350 Southern Union Co ......................          69,646
     5,800 Southwestern Energy Co. + ..............         247,544
     1,200 St. Mary Land & Exploration Co .........          38,952
     2,400 Transocean, Ltd. + .....................         205,272
     2,650 Valero Energy Corp .....................          51,383
       700 Whiting Petroleum Corp. + ..............          40,306
                                                     --------------
                                                          6,891,212
                                                     --------------
FINANCIALS -- 16.9%
     2,250 Aflac, Inc .............................          96,165
     1,600 Allstate Corp. (The) ...................          48,992
     3,100 American Express Co ....................         105,090
     1,050 AmeriCredit Corp. + ....................          16,579
     7,100 Ameriprise Financial, Inc ..............         257,943
     4,800 Annaly Capital Management, Inc .........          87,072
     1,700 AON Corp ...............................          69,173
     1,700 Aspen Insurance Holdings, Ltd ..........          44,999
     3,600 Astoria Financial Corp .................          39,744
    36,100 Bank of America Corp ...................         610,812
     2,900 Bank of New York Mellon Corp. (The) ....          84,071
     2,050 BB&T Corp ..............................          55,842
       500 BlackRock, Inc., Class A ...............         108,410
     1,300 Capital One Financial Corp .............          46,449
     3,100 Charles Schwab Corp. (The) .............          59,365
     4,100 Chubb Corp .............................         206,681
    29,400 Citigroup, Inc .........................         142,296
     2,024 Cousins Properties, Inc ................          16,758
     2,100 Discover Financial Services ............          34,083
     1,100 Endurance Specialty Holdings, Ltd ......          40,117
       900 Everest Re Group, Ltd ..................          78,930
     2,450 Fifth Third Bancorp ....................          24,819
     2,000 First American Corp ....................          64,740
       800 Franklin Resources, Inc ................          80,480
     3,150 Goldman Sachs Group, Inc. (The) ........         580,703
       400 IntercontinentalExchange, Inc. + .......          38,876
     1,450 International Bancshares Corp ..........          23,650
     1,550 Invesco, Ltd ...........................          35,278
     1,450 Jefferies Group, Inc ...................          39,484
    24,100 JPMorgan Chase & Co ....................       1,056,062
     3,050 Key Corp ...............................          19,825
     1,550 Legg Mason, Inc ........................          48,096
     2,900 Lincoln National Corp ..................          75,139
     2,000 Loews Corp .............................          68,500
     1,900 MetLife, Inc ...........................          72,333
     9,900 Morgan Stanley .........................         305,712
     1,850 MSCI, Inc., Class A + ..................          54,797
    14,000 New York Community Bancorp, Inc ........         159,880
     1,400 NYSE Euronext ..........................          40,446


   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 16.9% (CONTINUED)
     3,350 OneBeacon Insurance Group, Ltd.,
           Class A ................................  $       46,029
     2,550 PartnerRe, Ltd .........................         196,197
     1,250 People's United Financial, Inc .........          19,450
       800 PNC Financial Services Group, Inc ......          38,872
     1,550 Progressive Corp. (The) ................          25,699
     4,500 Prudential Financial, Inc ..............         224,595
     1,200 Public Storage .........................          90,288
     2,850 Regions Financial Corp .................          17,698
       850 Reinsurance Group of America, Inc.,
           Class A ................................          37,910
       750 RenaissanceRe Holdings, Ltd ............          41,070
         4 Simon Property Group, Inc ..............             278
     1,500 SL Green Realty Corp ...................          65,775
     1,500 State Street Corp ......................          78,900
     4,900 SunTrust Banks, Inc ....................         110,495
       750 T Rowe Price Group, Inc ................          34,275
    27,050 TD Ameritrade Holding Corp. + ..........         530,721
    10,950 Travelers Cos., Inc. (The) .............         539,068
     8,750 U.S. Bancorp ...........................         191,275
    10,450 Unum Group .............................         224,048
    33,450 Wells Fargo & Co .......................         942,621
       150 Wesco Financial Corp ...................          48,825
     1,300 Westamerica Bancorporation .............          67,600
       300 White Mountains Insurance Group, Ltd ...          92,103
    12,800 Willis Group Holdings, Ltd .............         361,216
     1,250 Wilmington Trust Corp ..................          17,750
     1,050 XL Capital, Ltd., Class A ..............          18,333
                                                     --------------
                                                          9,099,482
                                                     --------------
HEALTH CARE -- 15.4%
     8,550 Abbott Laboratories ....................         422,969
       650 Abraxis Bioscience, Inc. + .............          23,647
     1,850 Aetna, Inc .............................          51,485
    13,400 Amgen, Inc. + ..........................         807,082
     6,350 Baxter International, Inc ..............         362,014
     2,700 Beckman Coulter, Inc ...................         186,138
    17,600 Boston Scientific Corp. + ..............         186,384
    15,600 Bristol-Myers Squibb Co ................         351,312
     3,450 Brookdale Senior Living, Inc ...........          62,549
     1,050 C.R. Bard, Inc .........................          82,540
     3,700 Cardinal Health, Inc ...................          99,160
     1,575 CareFusion Corp. + .....................          34,335
     1,050 Celgene Corp ...........................          58,695
       950 Cephalon, Inc. + .......................          55,328
       900 Cerner Corp. + .........................          67,320
     7,000 Cigna Corp .............................         196,630
     1,000 Cooper Cos., Inc. (The) ................          29,730
     3,000 Coventry Health Care, Inc. + ...........          59,880
     3,150 Eli Lilly & Co .........................         104,045
    11,450 Forest Laboratories, Inc. + ............         337,088
       550 Genzyme Corp ...........................          31,202
     1,950 Gilead Sciences, Inc. + ................          90,831
     5,250 Health Net, Inc. + .....................          80,850
     2,100 Hill-Rom Holdings, Inc .................          45,738
     4,450 Hospira, Inc. + ........................         198,470
     1,200 Humana, Inc. + .........................          44,760
    19,650 Johnson & Johnson ......................       1,196,488
     2,800 Kindred Healthcare, Inc. + .............          45,444
     8,300 King Pharmaceuticals, Inc. + ...........          89,391
     2,600 Laboratory Corp. of America Holdings + .         170,820
       950 McKesson Corp ..........................          56,572
     2,450 Medtronic, Inc .........................          90,160
     4,900 Merck & Co., Inc .......................         154,987
    14,900 Mylan, Inc. + ..........................         238,549

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                           September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
HEALTH CARE -- 15.4% (CONTINUED)
     1,350 Myriad Genetics, Inc. + ................  $       36,990
     2,300 Omnicare, Inc ..........................          51,796
    60,050 Pfizer, Inc ............................         993,827
     6,600 Quest Diagnostics, Inc .................         344,454
     2,950 Schering-Plough Corp ...................          83,337
     1,200 St. Jude Medical, Inc. + ...............          46,812
       850 Stryker Corp ...........................          38,616
     1,050 Teleflex, Inc ..........................          50,726
     1,100 Thermo Fisher Scientific, Inc. + .......          48,037
     3,750 UnitedHealth Group, Inc ................          93,900
       800 Varian Medical Systems, Inc. + .........          33,704
     1,850 Watson Pharmaceuticals, Inc. + .........          67,784
     2,550 WellCare Health Plans, Inc. + ..........          62,858
     1,600 WellPoint, Inc. + ......................          75,776
     2,750 Wyeth ..................................         133,595
     1,100 Zimmer Holdings, Inc. + ................          58,795
                                                     --------------
                                                          8,333,600
                                                     --------------
INDUSTRIALS -- 15.8%
     1,800 3M Co ..................................         132,840
     2,300 Avery Dennison Corp ....................          82,823
     1,100 Brink's Co. (The) ......................          29,601
     4,300 Burlington Northern Santa Fe Corp ......         343,269
     2,000 CH Robinson Worldwide, Inc .............         115,500
     1,950 Caterpillar, Inc .......................         100,094
       100 Cintas Corp ............................           3,031
     1,050 CSX Corp ...............................          43,953
     7,500 Cummins, Inc ...........................         336,075
       750 Danaher Corp ...........................          50,490
     8,200 Deere & Co .............................         351,944
     3,600 Delta Air Lines, Inc ...................          32,256
     1,500 Deluxe Corp ............................          25,650
     7,600 Dover Corp .............................         294,576
     2,150 Emerson Electric Co ....................          86,172
     1,800 Expeditors International of Washington,
           Inc ....................................          63,270
     1,000 FedEx Corp .............................          75,220
       400 First Solar, Inc. + ....................          61,144
     1,250 Flowserve Corp .........................         123,175
     2,000 Fluor Corp .............................         101,700
    11,000 Foster Wheeler AG + ....................         351,010
       700 FTI Consulting, Inc. + .................          29,827
     2,050 Gardner Denver, Inc. + .................          71,504
     7,450 General Dynamics Corp ..................         481,270
    40,400 General Electric Co ....................         663,368
     5,100 Goodrich Corp ..........................         277,134
     3,250 Herman Miller, Inc .....................          54,958
     2,650 Hertz Global Holdings, Inc. + ..........          28,699
     1,450 Honeywell International, Inc ...........          53,867
     1,750 Illinois Tool Works, Inc ...............          74,742
     1,200 ITT Corp ...............................          62,580
     2,000 Jacobs Engineering Group, Inc. + .......          91,900
     3,700 Kelly Services, Inc., Class A ..........          45,510
     8,850 L-3 Communications Holdings, Inc.,
           Class 3 ................................         710,832
     1,950 Lockheed Martin Corp ...................         152,256
       600 Manpower, Inc ..........................          34,026
       800 Masco Corp .............................          10,336
     1,400 Navistar International Corp. + .........          52,388
     6,600 Norfolk Southern Corp ..................         284,526
     1,200 Northrop Grumman Corp ..................          62,100
     2,000 Oshkosh Corp ...........................          61,860
       600 Parker Hannifin Corp ...................          31,104
       700 Precision Castparts Corp ...............          71,309
     4,250 Raytheon Co ............................         203,873




   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 15.8% (CONTINUED)
     8,300 Republic Services, Inc., Class A .......  $      220,531
     2,200 Rockwell Collins, Inc ..................         111,760
     1,700 Siemens AG ADR .........................         158,032
     1,450 Snap-On, Inc ...........................          50,402
     3,000 Southwest Airlines Co ..................          28,800
     1,250 Spirit Aerosystems Holdings, Inc.,
           Class A + ..............................          22,575
     1,150 SPX Corp. ..............................          70,460
     1,650 Trinity Industries, Inc ................          28,364
     8,300 Union Pacific Corp .....................         484,305
     2,500 United Parcel Service, Inc .............         141,175
     4,550 United Technologies Corp ...............         277,232
     3,700 URS Corp. + ............................         161,505
     1,300 Wabtec Corp ............................          48,789
     1,800 Waste Management, Inc ..................          53,676
     1,100 Watson Wyatt Worldwide, Inc., Class A ..          47,916
     3,350 Werner Enterprises, Inc ................          62,411
     1,500 WW Grainger, Inc .......................         134,040
                                                     --------------
                                                          8,515,735
                                                     --------------
INFORMATION TECHNOLOGY -- 24.4%
       400 3Com Corp. + ...........................           2,092
     1,700 Adobe Systems, Inc. + ..................          56,168
     7,900 Advanced Micro Devices, Inc. + .........          44,714
     2,000 Agilent Technologies, Inc. + ...........          55,660
     2,500 Altera Corp ............................          51,275
     7,000 Amdocs, Ltd. + .........................         188,160
     1,000 Analog Devices, Inc ....................          27,580
     4,450 Apple, Inc. + ..........................         824,897
     3,100 Arris Group, Inc. + ....................          40,331
     2,400 Arrow Electronics, Inc. + ..............          67,560
       550 Autodesk, Inc. + .......................          13,090
     1,400 Automatic Data Processing, Inc .........          55,020
     3,100 Avnet, Inc. + ..........................          80,507
     4,650 Avocent Corp. + ........................          94,255
    11,950 BMC Software, Inc. + ...................         448,484
     2,150 Broadcom Corp., Class A + ..............          65,983
     2,150 Broadridge Financial Solutions, Inc ....          43,215
    16,300 CA, Inc ................................         358,437
    29,350 Cisco Systems, Inc. + ..................         690,899
     1,000 Cognizant Technology Solutions Corp.,
           Class A + ..............................          38,660
     6,650 Computer Sciences Corp. + ..............         350,522
     2,100 Compuware Corp. + ......................          15,393
     5,100 Convergys Corp. + ......................          50,694
    28,550 Corning, Inc ...........................         437,101
     3,000 Cypress Semiconductor Corp. + ..........          30,990
     6,050 Dell, Inc. + ...........................          92,323
     1,400 Dolby Laboratories, Inc., Class A + ....          53,466
     3,050 eBay, Inc. + ...........................          72,010
    24,550 EMC Corp. + ............................         418,332
       500 Factset Research Systems, Inc ..........          33,120
     4,150 Fidelity National Information Services,
           Inc ....................................         105,866
       960 Google, Inc., Class A + ................         476,016
     6,300 Harris Corp ............................         236,880
     1,591 Harris Stratex Networks, Inc.,
           Class A + ..............................          11,137
    20,300 Hewlett-Packard Co .....................         958,363
     5,580 Integrated Device Technology, Inc. + ...          37,721
    24,350 Intel Corp .............................         476,529
    11,000 International Business Machines Corp ...       1,315,710
     4,500 Intersil Corp., Class A ................          68,895
     3,400 Jabil Circuit, Inc .....................          45,594
     1,850 Juniper Networks, Inc. + ...............          49,987

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                           September 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 24.4% (CONTINUED)
     2,100 Kla-Tencor Corp ........................  $       75,306
     3,200 Lexmark International, Inc., Class A + .          68,928
    15,750 LSI Corp. + ............................          86,468
    16,600 Marvell Technology Group, Ltd. + .......         268,754
     1,300 Mastercard, Inc., Class A ..............         262,795
     3,800 Maxim Integrated Products, Inc .........          68,932
       550 McAfee, Inc ............................          24,085
     9,650 Micron Technology, Inc. + ..............          79,130
    30,600 Microsoft Corp. ........................         792,234
     2,800 Molex, Inc .............................          58,464
     9,100 Motorola, Inc ..........................          78,169
     2,500 National Semiconductor Corp ............          35,675
     1,350 NetApp, Inc. + .........................          36,018
     3,600 Netease.com ADR + ......................         164,448
    16,950 Novell, Inc. + .........................          76,444
       800 Novellus Systems, Inc. + ...............          16,784
     1,750 Nvidia Corp ............................          26,303
     8,600 ON Semiconductor Corp. + ...............          70,950
    38,500 Oracle Corp ............................         802,340
     4,150 QUALCOMM, Inc ..........................         186,667
     2,550 Red Hat, Inc. + ........................          70,482
     3,300 Research In Motion, Ltd. + .............         222,915
     2,200 SAIC, Inc. + ...........................          38,588
     3,800 Seagate Technology .....................          57,798
     1,450 Salesforce.com, Inc ....................          82,549
    15,700 Symantec Corp. + .......................         258,579
     3,950 Tellabs, Inc. + ........................          27,334
     1,050 Teradata Corp. + .......................          28,896
     5,250 Teradyne, Inc. + .......................          48,563
     3,900 Texas Instruments, Inc .................          92,391
     4,000 VeriSign, Inc. + .......................          94,760
     1,900 Western Union Co. (The) ................          35,948
     3,150 Yahoo! Inc. ............................          56,102
     3,900 Vishay Intertechnology, Inc. + .........          30,810
     4,300 Western Digital Corp. + ................         157,079
                                                     --------------
                                                         13,165,324
                                                     --------------
MATERIALS -- 4.7%
       650 Air Products & Chemicals, Inc ..........          50,427
       850 AK Steel Holding Corp ..................          16,771
     2,600 Alcoa, Inc .............................          34,112
       750 Ball Corp ..............................          36,900
     3,000 Dow Chemical Co. (The) .................          78,210
     1,500 Eastman Chemical Co ....................          80,310
     1,700 EI Du Pont de Nemours & Co .............          54,638
     1,300 FMC Corp ...............................          73,125
     5,300 Freeport-McMoRan Copper & Gold, Inc. ...         363,633
     1,100 Greif, Inc., Class A ...................          60,555
     1,250 International Flavors & Fragrances, Inc.          47,413
     3,650 International Paper Co .................          81,139
     1,400 Lubrizol Corp ..........................         100,044
     4,600 Monsanto Co ............................         356,040
     2,900 Nalco Holding Co .......................          59,421
     1,100 Newmont Mining Corp ....................          48,422
       650 Nucor Corp .............................          30,557
     2,300 Pactiv Corp. + .........................          59,915
     3,100 PPG Industries, Inc ....................         180,451
     3,640 Praxair, Inc ...........................         297,352
     1,500 Reliance Steel & Aluminum Co ...........          63,840
       800 Rock-Tenn Co., Class A .................          37,688
     1,450 RPM International, Inc .................          26,810
     3,300 Sealed Air Corp ........................          64,779
     1,300 Sigma-Aldrich Corp .....................          70,174
     2,400 Temple-Inland, Inc .....................          39,408
     3,150 United States Steel Corp ...............         139,765
                                                     --------------
                                                          2,551,901
                                                     --------------


   SHARES                                                 VALUE
   ------                                                 -----
TELECOMMUNICATION SERVICES -- 2.1%
    20,202 AT&T, Inc ..............................  $      545,656
     5,250 CenturyTel, Inc ........................        176,400
    19,700 Qwest Communications International,
           Inc ....................................          75,057
     9,550 Sprint Nextel Corp. + ..................          37,723
     9,500 Verizon Communications, Inc ............         287,565
                                                     --------------
                                                          1,122,401
                                                     --------------
UTILITIES -- 4.2%
     1,400 American Electric Power Co., Inc .......          43,386
    17,900 Centerpoint Energy, Inc ................         222,497
     4,000 CMS Energy Corp ........................          53,600
       950 Consolidated Edison, Inc ...............          38,893
     1,750 Constellation Energy Group, Inc ........          56,647
     1,000 Dominion Resources, Inc ................          34,500
     3,300 DTE Energy Co ..........................         115,962
     7,750 Duke Energy Corp .......................         121,985
       800 Edison International ...................          26,864
     1,450 Exelon Corp ............................          71,949
     1,050 FirstEnergy Corp .......................          48,006
       750 FPL Group, Inc .........................          41,423
     2,050 IDACORP, Inc ...........................          59,019
     1,100 Integrys Energy Group, Inc .............          39,479
     3,800 MDU Resources Group, Inc ...............          79,230
     1,600 National Fuel Gas Co ...................          73,296
     1,550 Nicor, Inc .............................          56,715
     5,700 NiSource, Inc ..........................          79,173
     2,200 Oneok, Inc .............................          80,564
    13,700 PG&E Corp ..............................         554,713
     1,500 Pinnacle West Capital Corp .............          49,230
     1,450 Progress Energy, Inc ...................          56,637
     2,000 Public Service Enterprise Group, Inc ...          62,880
     1,450 Questar Corp ...........................          54,462
     1,750 Sempra Energy ..........................          87,167
     1,800 Southern Co ............................          57,006
                                                     --------------
                                                          2,265,283
                                                     --------------
Total Common Stock (Cost $56,142,559)                    67,171,452
                                                     --------------

                  Maturity
                    Date            Par

REPURCHASE AGREEMENT -- 0.1%
Agreement with JP Morgan, 0.010%
  dated 09/30/09 to be repurchased on
  10/01/09 at $64,931, collaterized by
  $60,000 U.S. Treasury Inflation
  Bonds, 4.500%, due 08/15/39
  (market value $65,268)

(Cost $64,931)  10/01/09          $64,931
                                                     $       64,931
                                                     --------------
Total Investments -- 124.5%
(Cost $56,207,490)+                                      67,236,383
Other Assets & Liabilities, Net -- (24.5)%              (13,247,699)
                                                     --------------
NET ASSETS -- 100.0%                                 $   53,988,684
                                                     ==============

Wilshire Mutual Funds, Inc.
Large Cap Core 130/30 Fund                                    September 30, 2009
Schedule of Securities Sold Short                                    (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
SECURITIES SOLD SHORT -- (24.8)%
CONSUMER DISCRETIONARY -- (2.9)%
     1,450 Abercrombie & Fitch Co., Class A .......  $       47,676
     2,850 American Eagle Outfitters, Inc. ........          48,051
     1,500 BorgWarner, Inc. .......................          45,390
     1,300 Burger King Holdings, Inc. .............          22,867
     2,050 Cablevision Systems Corp., Class A .....          48,687
       900 Choice Hotels International, Inc. ......          27,954
       300 CTC Media, Inc. + ......................           4,716
     2,600 Darden Restaurants, Inc. ...............          88,738
       800 DeVry, Inc. ............................          44,256
     2,550 Foot Locker, Inc. ......................          30,472
     1,500 Fortune Brands, Inc. ...................          64,470
     3,500 Garmin, Ltd. ...........................         132,090
     2,300 Genuine Parts Co. ......................          87,538
     2,800 H&R Block, Inc. ........................          51,464
     1,450 Interactive Data Corp. .................          38,005
     3,600 International Game Technology ..........          77,328
       500 ITT Educational Services, Inc. + .......          55,205
     2,000 Lamar Advertising Co., Class A + .......          54,880
     1,550 Leggett & Platt, Inc. ..................          30,070
     2,409 Marriott International, Inc., Class A ..          66,464
     1,550 MDC Holdings, Inc. .....................          53,847
     2,100 Nordstrom, Inc. ........................          64,134
           Scripps Networks Interactive, Inc.,
       800 Class A ................................          29,560
     1,300 Staples, Inc. ..........................          30,186
           Starwood Hotels & Resorts Worldwide,
       800 Inc. ...................................          26,424
     1,000 Tiffany & Co. ..........................          38,530
     1,400 Tim Hortons, Inc. ......................          39,620
     1,550 Toll Brothers, Inc. + ..................          30,287
     1,100 Urban Outfitters, Inc. + ...............          33,187
     2,600 Virgin Media, Inc. .....................          36,192
     2,300 Weight Watchers International, Inc. ....          63,112
       400 WMS Industries, Inc. + .................          17,824
       600 Wynn Resorts, Ltd. + ...................          42,534
                                                     --------------
                                                          1,571,758
                                                     --------------
CONSUMER STAPLES -- (2.3)%
     3,900 Alberto-Culver Co., Class B ............         107,952
     2,350 Avon Products, Inc. ....................          79,806
     2,700 Brown-Forman Corp., Class B ............         130,194
     1,100 Central European Distribution Corp. + ..          36,036
     1,050 Clorox Co. .............................          61,761
     6,600 Constellation Brands, Inc., Class A + ..          99,990
     2,550 Corn Products International, Inc. ......          72,726
     3,780 Costco Wholesale Corp. .................         213,419
     2,050 Estee Lauder Cos., Inc. (The), Class A .          76,014
     1,400 Flowers Foods, Inc. ....................          36,806
       500 Green Mountain Coffee Roasters, Inc. + .          36,920
     1,550 McCormick & Co., Inc. ..................          52,607
       750 Mead Johnson Nutrition Co., Class A ....          33,833
     1,150 Ruddick Corp. ..........................          30,613
     4,400 Smithfield Foods, Inc. + ...............          60,720
     4,100 SYSCO Corp. ............................         101,885
     1,000 Whole Foods Market, Inc. ...............          30,490
                                                     --------------
                                                          1,261,772
                                                     --------------
ENERGY -- (2.7)%
     1,300 Apache Corp. ...........................         119,379
     3,350 Baker Hughes, Inc. .....................         142,911
     2,000 Cabot Oil & Gas Corp. ..................          71,500
     2,050 CNX Gas Corp. + ........................          62,935
     1,400 Comstock Resources, Inc. + .............          56,112
     2,150 Continental Resources, Inc. + ..........          84,215


   SHARES                                                 VALUE
   ------                                                 -----
       400 Devon Energy Corp. .....................  $       26,932
     1,000 FMC Technologies, Inc. + ...............          52,240
     2,600 Halliburton Co. ........................          70,512
     3,600 Hess Corp. .............................         192,456
     2,600 Murphy Oil Corp. .......................         149,682
       750 Oceaneering International, Inc. + ......          42,562
     2,150 Quicksilver Resources, Inc. + ..........          30,509
     1,450 Range Resources Corp. ..................          71,572
       850 Smith International, Inc. ..............          24,395
     9,300 Spectra Energy Corp. ...................         176,142
       700 Superior Energy Services, Inc. + .......          15,764
     1,300 Tesoro Corp. ...........................          19,474
       700 Ultra Petroleum Corp. + ................          34,272
       400 XTO Energy, Inc. .......................          16,528
                                                     --------------
                                                          1,460,092
                                                     --------------
FINANCIALS -- (3.2)%
     1,150 Affiliated Managers Group, Inc. + ......          74,762
     3,200 Arthur J. Gallagher & Co. ..............          77,984
     4,550 Associated Banc-Corp ...................          51,961
     1,700 BOK Financial Corp. ....................          78,744
     1,450 Capitol Federal Financial ..............          47,734
     2,600 CB Richard Ellis Group, Inc., Class A +           30,524
     5,400 Charles Schwab Corp. (The) .............         103,410
     1,700 City National Corp. ....................          66,181
     1,300 Cullen/Frost Bankers, Inc. .............          67,132
     2,650 Eaton Vance Corp. ......................          74,173
       700 Health Care REIT, Inc. .................          29,134
     3,200 Host Hotels & Resorts, Inc. ............          37,664
     6,500 Keycorp ................................          42,250
     3,200 Leucadia National Corp. ................          79,104
     1,600 Mercury General Corp. ..................          57,888
     3,400 MetLife, Inc. ..........................         129,438
     2,350 Moody's Corp. ..........................          48,081
       300 Northern Trust Corp. ...................          17,448
     1,900 Omega Healthcare Investors, Inc  . .....          30,438
     1,200 Regency Centers Corp. ..................          44,460
     2,350 St. Joe Co. (The) + ....................          68,432
       700 Student Loan Corp. (The) ...............          32,480
     4,250 SunTrust Banks, Inc. ...................          95,838
     2,600 T Rowe Price Group, Inc. ...............         118,820
     2,050 Taubman Centers, Inc. ..................          73,964
       800 Torchmark Corp. ........................          34,744
     1,056 Vornado Realty Trust ...................          68,017
     1,250 Waddell & Reed Financial, Inc., Class A           35,562
                                                     --------------
                                                          1,716,367
                                                     --------------
HEALTH CARE -- (3.0)%
     1,350 Allergan, Inc. .........................          76,626
           Allscripts-Misys Healthcare Solutions,
     1,550 Inc. ...................................          31,418
       800 Beckman Coulter, Inc. ..................          55,152
     2,600 Celgene Corp. + ........................         145,340
     1,100 Cigna Corp. ............................          30,899
     1,000 Community Health Systems, Inc. + .......          31,930
       600 Covance, Inc. + ........................          32,490
       600 DaVita, Inc. + .........................          33,984
     3,600 DENTSPLY International, Inc. ...........         124,344
       500 Edwards Lifesciences Corp. + ...........          34,955
     2,000 Genzyme Corp. + ........................         113,460
       700 Healthsouth Corp. + ....................          10,948
     1,300 Henry Schein, Inc. + ...................          71,383
     4,600 Hologic, Inc. + ........................          75,164
     1,150 Idexx Laboratories, Inc. + .............          57,500
     2,950 Illumina, Inc. + .......................         125,375
       750 Intuitive Surgical, Inc. + .............         196,688
       850 Laboratory Corp. of America Holdings + .          55,845
       400 Masimo Corp. + .........................          10,480

Wilshire Mutual Funds, Inc.
Large Cap Core 130/30 Fund                                    September 30, 2009
Schedule of Securities Sold Short                                    (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
       800 Medtronic, Inc. ........................  $       29,440
       400 Mettler-Toledo International, Inc. + ...          36,236
       850 Millipore Corp. + ......................          59,780
       900 Myriad Genetics, Inc. ..................          24,660
     1,100 OSI Pharmaceuticals, Inc. + ............          38,830
           Pharmaceutical Product Development,
     1,000 Inc. ...................................          21,940
     1,100 Stryker Corp. ..........................          49,973
     1,500 Vertex Pharmaceuticals, Inc. + .........          56,850
                                                     --------------
                                                          1,631,690
                                                     --------------
INDUSTRIALS -- (4.6)%
     1,850 Alexander & Baldwin, Inc. ..............          59,367
       400 AMR Corp. + ............................           3,180
     1,050 Armstrong World Industries, Inc. + .....          36,183
     1,200 Carlisle Cos., Inc. ....................          40,692
     5,944 Caterpillar, Inc. ......................         305,106
     2,250 Cintas Corp. ...........................          68,197
     2,450 Continental Airlines, Inc., Class B + ..          40,278
     1,750 Covanta Holding Corp. + ................          29,750
     1,050 Cummins, Inc. ..........................          47,051
     9,100 Delta Air Lines, Inc. + ................          81,536
       500 Dun & Bradstreet Corp. .................          37,660
     2,000 Eaton Corp. ............................         147,134
           Expeditors International of Washington,
     2,500 Inc. ...................................          87,875
       400 Fluor Corp. ............................          20,340
     1,700 Graco, Inc. ............................          47,379
     1,100 GrafTech International, Ltd. + .........          16,170
       900 Harsco Corp. ...........................          31,869
     2,850 Iron Mountain, Inc. + ..................          75,981
     1,350 JB Hunt Transport Services, Inc. .......          43,376
     2,850 Kansas City Southern + .................          75,496
       700 Kirby Corp. + ..........................          25,774
     2,050 Landstar System, Inc. ..................          78,023
     1,100 Lennox International, Inc. .............          39,732
     1,050 Lincoln Electric Holdings, Inc. ........          49,822
     1,900 Navigant Consulting, Inc. + ............          25,650
       700 PACCAR, Inc. ...........................          26,397
     1,850 Pall Corp. .............................          59,718
     1,100 Pentair, Inc. ..........................          32,472
     3,100 Pitney Bowes, Inc. .....................          77,035
       600 Quanta Services, Inc. + ................          13,278
     2,200 Republic Services, Inc., Class A .......          58,454
     3,850 Robert Half International, Inc. ........          96,327
     1,500 Roper Industries, Inc. .................          76,470
       600 Ryder System, Inc. .....................          23,436
     1,000 Spirit Aerosystems Holdings, Inc. ......          18,060
     3,450 Stericycle, Inc. + .....................         167,153
     1,700 SunPower Corp., Class A + ..............          50,813
     2,500 Textron, Inc. ..........................          47,450
     4,060 United Parcel Service, Inc., Class B ...         229,268
                                                     --------------
                                                          2,489,952
                                                     --------------
INFORMATION TECHNOLOGY -- (2.9)%
     1,950 Akamai Technologies, Inc. + ............          38,376
       850 ANSYS, Inc. + ..........................          31,849
       850 Citrix Systems, Inc. + .................          33,346
    18,200 Corning, Inc. + ........................         278,642
     3,200 Dell, Inc. .............................          48,832
       400 Equinix, Inc. + ........................          36,800
     1,500 Fiserv, Inc. + .........................          72,300
     5,400 Flextronics International + ............          40,284
     2,000 FLIR Systems, Inc. + ...................          55,940
     1,050 Itron, Inc. + ..........................          67,347
     2,850 Linear Technology Corp. ................          78,745
     2,200 McAfee, Inc. + .........................          96,338


   SHARES                                                 VALUE
   ------                                                 -----
     9,700 Nvidia Corp. + .........................  $      145,791
     1,000 Paychex, Inc. ..........................          29,050
     1,900 Salesforce.com, Inc. + .................         108,167
     3,400 VeriSign, Inc. + .......................          80,546
     2,200 Visa, Inc., Class A ....................         152,042
     1,750 VMware, Inc., Class A + ................          70,297
     2,400 Western Union Co. (The) ................          45,408
     3,500 Yahoo!, Inc. + .........................          62,335
                                                     --------------
                                                          1,572,435
                                                     --------------
MATERIALS -- (1.9)%
     5,400 Alcoa, Inc. ............................          70,848
     1,050 Allegheny Technologies, Inc. ...........          36,740
     1,550 Carpenter Technology Corp. .............          36,254
       650 Ecolab, Inc. ...........................          30,049
       400 Intrepid Potash, Inc. + ................           9,436
       650 Martin Marietta Materials, Inc. ........          59,845
     1,500 Monsanto Co. ...........................         116,100
     7,200 Nalco Holding Co. ......................         147,528
     3,500 Nucor Corp. ............................         164,535
       900 Praxair, Inc. ..........................          73,521
     1,250 Sensient Technologies Corp. ............          34,713
     3,600 Titanium Metals Corp. ..................          34,524
     1,600 Vulcan Materials Co. ...................          86,512
     3,200 Weyerhaeuser Co. .......................         117,280
                                                     --------------
                                                          1,017,885
                                                     --------------
TELECOMMUNICATION SERVICES -- (0.5)%
     2,700 American Tower Corp., Class A + ........          98,280
       600 Crown Castle International Corp. + .....          18,816
     1,100 Leap Wireless International, Inc. + ....          21,505
     3,950 SBA Communications Corp., Class A + ....         106,769
                                                     --------------
                                                            245,370
                                                     --------------
UTILITIES -- (0.8)%
     1,350 AES Corp. (The) + ......................          20,007
     2,800 Allegheny Energy, Inc. .................          74,256
     2,250 Aqua America, Inc. .....................          39,690
     2,600 Calpine Corp. + ........................          29,952
     2,300 Equities CORP ..........................          97,980
     1,000 NSTAR ..................................          31,820
     1,000 Ormat Technologies, Inc. ...............          40,820
     2,000 PPL Corp. ..............................          60,680
     2,350 Vectren Corp. ..........................          54,144
                                                     --------------
                                                            449,349
                                                     --------------
Securities Sold Short (Proceeds $11,526,472)             13,416,670
                                                     --------------


ADR  -- American Depositary Receipt
REIT -- Real Estate Investment Trust

 + Non-income  producing security.

++ At September 30, 2009, the tax basis cost of the Fund's long investments was $56,207,490, and the unrealized appreciation and depreciation were $11,539,897 and $(511,004),  respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for inputs used in valuing the Portfolio's investments at September 30, 2009.

Wilshire Mutual Funds, Inc.                                   September 30, 2009
                                                                     (UNAUDITED)


THE SUMMARY OF INPUTS USED TO VALUE THE PORTFOLIOS' INVESTMENTS AT SEPTEMBER 30, 2009 IS AS FOLLOWS:

Large Company Growth Portfolio

Investments in Securities               Level 1       Level 2       Level 3         Total
---------------------------------------------------------------------------------------------
  Common Stock                      $ 204,148,593   $       --   $        --    $ 204,148,593
  Investment Companies                  1,135,417           --            --        1,135,417
  Cash Equivalent                       2,541,788           --            --        2,541,788
                                    -------------   ----------   -----------    -------------
Total Investments in Securities     $ 207,825,798   $       --   $        --    $ 207,825,798
                                    =============   ==========   ===========    =============

Large Company Value Portfolio

Investments in Securities               Level 1      Level 2       Level 3           Total
---------------------------------------------------------------------------------------------
  Common Stock                      $  32,971,294   $       --   $        --    $  32,971,294
  Cash Equivalent                         271,065           --            --          271,065
                                    -------------   ----------   -----------    -------------
Total Investments in Securities     $  33,242,359   $       --   $        --    $  33,242,359
                                    =============   ==========   ===========    =============

Small Company Growth Portfolio

Investments in Securities               Level 1      Level 2       Level 3          Total
---------------------------------------------------------------------------------------------
  Common Stock                      $   6,153,654   $       --   $        --    $   6,153,654
  Preferred Stock                           7,252           --            --            7,252
  Cash Equivalent                         111,775           --            --          111,775
                                    -------------   ----------   -----------    -------------
Total Investments in Securities     $   6,272,681   $       --   $        --    $   6,272,681
                                    =============   ==========   ===========    =============

Small Company Value Portfolio

Investments in Securities               Level 1      Level 2       Level 3          Total
---------------------------------------------------------------------------------------------
  Common Stock                      $   9,598,652   $       --   $        --    $   9,598,652
  Private Company                              --           --             2                2
  Cash Equivalent                          69,334           --            --           69,334
                                    -------------   ----------   -----------    -------------
Total Investments in Securities     $   9,667,986   $       --   $         2    $   9,667,988
                                    =============   ==========   ===========    =============

THE FOLLOWING IS A RECONCILIATION OF LEVEL 3 ASSETS FOR WHICH SIGNIFICANT UNOBSERVABLE INPUTS WERE USED TO DETERMINE FAIR VALUE:


                                                              Investments in
                                                                 Securities
                                                              --------------
Beginning balance as of June 30, 2009                         $            2
     Accrued discounts/premiums                                           --
     Realized gain/(loss)                                                 --
     Change in unrealized appreciation/(depreciation)                     --
     Net purchases/sales                                                  --
     Net transfer in and/or out of Level 3                                --
                                                              --------------
Ending balance as of September 30, 2009                       $            2
                                                              ==============

Wilshire Mutual Funds, Inc.                                   September 30, 2009
                                                                     (UNAUDITED)


Wilshire 5000 Index Fund

Investments in Securities              Level 1       Level 2       Level 3          Total
---------------------------------------------------------------------------------------------
  Common Stock                      $ 167,459,524   $       --   $        --    $ 167,459,524
  Preferred Stock                           1,036           --            --            1,036
  Rights                                      842           --            --              842
  Warrants                                  4,203           --            --            4,203
  Cash Equivalent                         825,095           --            --          825,095
                                    -------------   ----------   -----------    -------------
Total Investments in Securities     $ 168,290,700   $       --   $        --    $ 168,290,700
                                    =============   ==========   ===========    =============

Wilshire Large Cap Core 130/30 Fund

Investments in Securities               Level 1      Level 2       Level 3           Total
---------------------------------------------------------------------------------------------
  Common Stock                      $  67,171,452   $       --   $        --    $  67,171,452
  Repurchase Agreement                         --       64,931            --           64,931
                                    -------------   ----------   -----------    -------------
Total Investments in Securities     $  67,171,452   $   64,931   $        --    $  67,236,383
                                    =============   ==========   ===========    =============

Investments in Securities Sold
Short                                   Level 1       Level 2       Level 3          Total
---------------------------------------------------------------------------------------------
  Common Stock                      $ (13,416,670)  $       --   $        --    $ (13,416,670)
Total Investments in Securities Sold
                                    -------------   ----------   -----------    -------------
Short                               $ (13,416,670)  $       --   $        --    $ (13,416,670)
                                    =============   ==========   ===========    =============

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      Wilshire Mutual Funds, Inc.


By (Signature and Title)                          /s/: Lawrence E. Davanzo
                                                  -------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)

Date: November 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                          /s/: Lawrence E. Davanzo
                                                  -------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)


Date: November 23, 2009

By (Signature and Title)                          /s/: Helen Thompson
                                                  --------------------
                                                  Helen Thompson, Treasurer
                                                  (principal financial officer)

Date: November 23, 2009